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[SEI INVESTMENTS LOGO OMITTED]


                          Semi-Annual Report as of November 30, 2002 (Unaudited)


                                             SEI Institutional Investments Trust


                                                                  Large Cap Fund

                                                            Large Cap Value Fund

                                                           Large Cap Growth Fund

                                                            Large Cap Index Fund

                                                                  Small Cap Fund

                                                          Core Fixed Income Fund

                                                       International Equity Fund

TABLE OF CONTENTS




------------------------------------------------------------

Statements of Net Assets                                   1
------------------------------------------------------------

Statements of Operations                                  65
------------------------------------------------------------

Statements of Changes in Net Assets                       66
------------------------------------------------------------

Financial Highlights                                      68
------------------------------------------------------------

Notes to Financial Statements                             69
------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)


Large Cap Fund
November 30, 2002
----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
COMMON STOCK -- 96.1%
AEROSPACE & DEFENSE -- 1.9%
   Boeing                                      138,200      $    4,699
   General Dynamics                            101,250           8,247
   Goodrich                                    141,600           2,605
   Honeywell International                     335,300           8,674
   Hughes Electronics*                          76,900             898
   Lockheed Martin                             135,000           7,047
   Northrop Grumman (C)                        138,504          13,422
   Raytheon                                     75,600           2,205
   Rockwell Collins                            104,800           2,243
   Textron                                      23,800           1,026
   United Technologies                         105,100           6,566
                                                            ----------
                                                                57,632
                                                            ----------
AIR TRANSPORTATION -- 0.2%
   AMR*                                         32,500             252
   Continental Airlines, Cl B (C)*              15,400             145
   Delta Air Lines                              21,300             288
   FedEx (C)                                    57,300           3,012
   JetBlue Airways (C)*                            400              15
   Northwest Airlines*                          13,400             113
   Skywest                                       4,800              65
   Southwest Airlines                           71,350           1,184
                                                            ----------
                                                                 5,074
                                                            ----------
APPAREL/TEXTILES -- 0.6%
   Cintas                                      241,000          12,163
   Jones Apparel Group*                         20,200             743
   Liz Claiborne (C)                            54,300           1,748
   Polo Ralph Lauren*                            7,100             169
   VF                                           57,895           2,192
                                                            ----------
                                                                17,015
                                                            ----------
AUTOMOTIVE -- 0.7%
   American Axle &
     Manufacturing Holdings*                     5,700             137
   ArvinMeritor                                 12,300             203
   Autoliv                                      77,100           1,701
   BorgWarner                                    5,800             299
   Dana                                        129,700           1,751
   Delphi                                      141,600           1,204
   Ford Motor (C)                              352,626           4,013
   General Motors (C)                          164,388           6,526
   Harsco                                        6,700             207
   ITT Industries                               16,700           1,007
   Lear (C)*                                    11,700             429
   O'Reilly Automotive (C)*                      2,100              58
   Paccar (C)                                   21,950           1,075
   TRW                                          19,500           1,008
   Visteon                                      41,266             332
                                                            ----------
                                                                19,950
                                                            ----------




----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
BANKS -- 8.3%
   AmSouth Bancorp                              72,100      $    1,375
   Associated Banc                              16,520             554
   Astoria Financial                           128,500           3,377
   BancorpSouth                                 12,900             252
   Bank of America                             566,308          39,687
   Bank of Hawaii                               12,100             369
   Bank of New York (C)                        194,146           5,892
   Bank One (C)                                414,900          16,384
   Banknorth Group                              30,500             672
   BB&T                                         93,700           3,560
   BOK Financial*                                1,100              36
   Capitol Federal Financial                     1,400              38
   Charter One Financial                        46,028           1,385
   Citizens Banking                              6,500             168
   City National                                 7,900             358
   Colonial BancGroup                           18,800             229
   Comerica                                     69,000           3,266
   Commerce Bancshares                          12,028             481
   Compass Bancshares                           26,300             849
   Cullen/Frost Bankers                         10,500             348
   Downey Financial                              2,700             107
   First Midwest Bancorp                         7,400             206
   First Tennessee National (C)                 25,900             955
   First Virginia Banks                         14,550             548
   FirstMerit                                   14,000             318
   FleetBoston Financial                       271,100           7,355
   FNB                                           6,200             175
   Fulton Financial                             16,775             296
   Golden West Financial                        91,800           6,353
   Greater Bay Bancorp (C)                       9,100             163
   Greenpoint Financial                         87,000           3,715
   Hibernia, Cl A                               28,100             549
   Hudson City Bancorp                          16,900             325
   Hudson United Bancorp                         4,400             132
   Huntington Bancshares                        50,700             992
   Independence Community Bank                  11,500             293
   IndyMac Bancorp*                             10,400             189
   JP Morgan Chase                             593,560          14,940
   Keycorp                                     128,200           3,345
   M&T Bank                                     15,900           1,283
   Marshall & Ilsley                            44,700           1,270
   Mellon Financial                            312,700           9,397
   Mercantile Bankshares                        15,100             592
   National City                               264,300           7,347
   National Commerce Financial                  37,600             937
   New York Community Bancorp                   15,500             432
   North Fork Bancorporation NY Shares          23,300             811
   Northern Trust                              270,300          10,461
   Old National Bancorp                          9,530             226
   Park National                                 1,800             175
   Peoples Bank Bridgeport                       1,700              43
   PNC Financial Services Group                 55,734           2,352

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002   1

STATEMENT OF NET ASSETS (Unaudited)

November 30, 2002
----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
   Popular                                      24,700      $      831
   Provident Financial Group (C)                 5,600             157
   Regions Financial                            46,000           1,598
   Roslyn Bancorp                               16,700             309
   Silicon Valley Bancshares*                    9,600             186
   Sky Financial Group                          11,700             223
   SouthTrust                                   68,900           1,801
   Sovereign Bancorp (C)                        49,200             680
   State Street (C)                            416,400          18,738
   SunTrust Banks                               48,800           2,863
   TCF Financial                                 7,100             303
   Trustmark                                     6,000             138
   Union Planters                               41,250           1,217
   UnionBanCal                                  86,200           3,756
   US Bancorp                                  368,000           8,059
   Valley National Bancorp                      16,275             446
   Wachovia                                    352,300          12,383
   Washington Federal                           13,970             339
   Washington Mutual                           410,197          14,759
   Webster Financial                            11,100             362
   Wells Fargo                                 398,122          18,397
   Westamerica Bancorp                           3,600             148
   Whitney Holding                               6,100             206
   Wilmington Trust                             10,900             344
   Zions Bancorporation                         18,600             765
                                                            ----------
                                                               244,570
                                                            ----------
BEAUTY PRODUCTS -- 2.6%
   Alberto-Culver, Cl B                          7,300             362
   Avon Products (C)                           112,900           5,797
   Colgate-Palmolive                           361,678          18,587
   Dial                                          7,100             148
   Estee Lauder, Cl A                            3,900             106
   Gillette                                    790,824          23,978
   International Flavors & Fragrances            9,000             297
   Procter & Gamble (C)                        331,418          27,839
                                                            ----------
                                                                77,114
                                                            ----------
BIOTECHNOLOGY -- 0.6%
   Biogen*                                     242,600          10,711
   Genentech*                                    5,000             165
   Genzyme General Division*                   194,400           6,376
                                                            ----------
                                                                17,252
                                                            ----------
BROADCASTING, NEWSPAPERS & ADVERTISING-- 4.5%
   American Greetings, Cl A*                    14,500             236
   AOL Time Warner*                            433,400           7,095
   Avaya (C)*                                   51,500             149
   Belo, Cl A                                   14,800             343
   Cablevision Systems (C)*                     28,106             475
   Charter Communications, Cl A (C)*            27,000              55
   CIENA*                                       46,562             310

----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
   Clear Channel Communications*               435,900      $   18,944
   Comcast, Cl A*                              396,183           9,287
   Comcast*                                    475,385          10,839
   Comverse Technology*                         21,000             254
   COX Communications (C)*                     532,700          16,130
   COX Radio*                                      200               5
   Cumulus Media*                                4,000              66
   Dow Jones & Co                                4,400             182
   Emmis Communications*                         7,600             174
   Entercom Communications*                      1,000              54
   Entravision Communications*                   6,500              71
   E.W. Scripps, Cl A                            1,400             111
   Fox Entertainment Group, Cl A*               15,300             408
   Gannett                                     159,846          11,389
   Gemstar-TV Guide International*              27,600             103
   Getty Images*                                 1,700              51
   Hearst-Argyle Television*                     1,800              44
   Hispanic Broadcasting*                        5,300             142
   Knight-Ridder                                15,050             944
   Lamar Advertising*                            5,500             188
   Lee Enterprises                               6,900             237
   Liberty Media, Cl A (C)*                  1,799,900          19,007
   Lin TV, Cl A*                                 2,200              54
   McClatchy, Cl A                               2,900             165
   McGraw-Hill                                   6,700             397
   McleodUSA*                                   92,300              --
   Meredith                                      7,800             340
   New York Times, Cl A                          9,000             432
   Polycom*                                      6,800              78
   Radio One, Cl D*                              8,000             138
   Reader's Digest Association                  14,850             253
   RR Donnelley & Sons                          98,300           2,091
   Scholastic*                                   3,600             160
   Tellabs*                                    235,500           2,089
   Tribune                                      36,300           1,663
   USA Interactive*                              7,500             208
   Valassis Communications*                     10,700             304
   Viacom, Cl B (C)*                           546,121          25,673
   Washington Post, Cl B                           700             507
                                                            ----------
                                                               131,845
                                                            ----------
BUILDING & CONSTRUCTION -- 0.6%
   American Standard*                            1,800             134
   Centex                                       39,700           1,998
   Clayton Homes (C)                            16,600             224
   DR Horton                                    17,250             330
   KB Home                                       9,000             402
   Lafarge North America                        34,100           1,095
   Lennar                                        8,900             472
   Martin Marietta Materials (C)                10,500             331
   Masco                                       454,137           9,160
   Pulte Homes                                  66,600           3,126
   Ryland Group                                  6,000             225

--------------------------------------------------------------------------------
2   SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002

----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
   Texas Industries                             31,900      $      788
   Toll Brothers*                                9,700             203
   Vulcan Materials                             16,400             619
   York International                            8,100             203
                                                            ----------
                                                                19,310
                                                            ----------
CHEMICALS -- 1.3%
   Albemarle                                     6,100             190
   Ashland                                      85,100           2,482
   Cabot                                        10,550             267
   Church & Dwight                                 400              12
   Dow Chemical                                284,700           9,082
   E.I. du Pont de Nemours                     309,400          13,805
   Eastman Chemical                             97,200           3,803
   Engelhard                                    24,600             596
   FMC*                                          7,800             221
   Hercules*                                    17,900             169
   IMC Global                                   23,100             302
   Lubrizol                                     79,500           2,477
   Lyondell Chemical                            87,900           1,258
   Millennium Chemicals                         45,300             494
   Monsanto                                     48,700             857
   OM Group                                      5,500              39
   PPG Industries                               31,900           1,598
   Rohm & Haas                                  29,900           1,058
   Scotts, Cl A*                                 3,500             172
   Sigma-Aldrich (C)                            12,400             623
                                                            ----------
                                                                39,505
                                                            ----------
COMMERCIAL SERVICES -- 1.2%
   Cendant (C)*                                551,008           6,932
   Danaher                                      99,800           6,271
   Expedia, Cl A (C)*                          150,000          11,512
   Fluor                                        14,500             398
   Harte-Hanks                                   5,450             104
   Interactive Data*                               400               6
   Iron Mountain*                                4,400             146
   Jacobs Engineering Group*                     3,600             131
   Manpower                                      5,900             220
   Pittston Brink's Group                       67,100           1,266
   Quintiles Transnational*                     13,000             153
   Robert Half International*                  400,000           7,860
   Rockwell Automation                          30,400             640
   ServiceMaster                                53,600             651
   Viad                                          4,650             106
                                                            ----------
                                                                36,396
                                                            ----------
COMMUNICATIONS EQUIPMENT -- 2.2%
   ADC Telecommunications*                      89,200             194
   Advanced Fibre Communication*                 9,100             165
   Andrew*                                      21,800             245
   Corning (C)*                                292,600           1,296

----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
   EchoStar Communications, Cl A (C)*          500,000      $   10,205
   Harris                                        6,500             175
   Motorola (C)                                421,700           4,799
   Nokia Oyj ADR                               997,999          19,172
   PanAmSat*                                     4,700              91
   Qualcomm*                                   681,812          28,104
   Scientific-Atlanta (C)                       29,100             396
                                                            ----------
                                                                64,842
                                                            ----------
COMPUTERS & SERVICES -- 4.2%
   3Com*                                        66,100             340
   Affiliated Computer Services, Cl A*          37,620           1,881
   Apple Computer (C)*                          67,800           1,051
   Autodesk                                     17,800             276
   BISYS Group*                                 98,800           2,004
   Ceridian*                                     7,900             114
   Checkfree*                                    6,700             131
   Cisco Systems*                            1,688,688          25,195
   Computer Sciences*                          253,800           8,855
   Dell Computer*                              401,640          11,475
   Diebold                                      13,500             535
   eBay*                                       294,600          20,313
   Electronic Data Systems                      13,450             249
   EMC-Mass*                                   558,000           4,046
   Emulex*                                       4,400             106
   Gateway*                                     28,800             110
   GTECH Holdings*                               5,100             117
   Hewlett-Packard                             846,075          16,482
   International Business Machines (C)         226,100          19,693
   Jabil Circuit*                                1,900              41
   Juniper Networks (C)*                        10,300             100
   Lexmark International*                       41,400           2,738
   NCR*                                        105,500           2,912
   Perot Systems, Cl A*                          3,400              38
   Quantum-DLT & Storage*                       93,100             344
   Reynolds & Reynolds, Cl A                    51,500           1,374
   Storage Technology*                          16,900             373
   Sun Microsystems*                           311,600           1,337
   Symbol Technologies                          20,800             214
   Ticketmaster, Cl B*                           3,100              80
   TMP Worldwide*                                7,700             112
   Unisys*                                      50,100             561
   VeriSign*                                    24,200             254
   WebMD*                                       29,800             255
   Zebra Technologies, Cl A*                     1,000              64
                                                            ----------
                                                               123,770
                                                            ----------
CONTAINERS & PACKAGING -- 0.3%
   Ball                                          9,200             455
   Bemis                                         9,800             507
   Crown Cork & Seal (C)*                      109,700             948
   Owens-Illinois*                             204,210           3,206

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002   3

STATEMENT OF NET ASSETS (Unaudited)

November 30, 2002
----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
   Pactiv*                                      31,200      $      646
   Sealed Air (C)*                                 800              30
   Smurfit-Stone Container (C)*                137,800           2,009
   Sonoco Products                              69,600           1,773
                                                            ----------
                                                                 9,574
                                                            ----------
DATA PROCESSING -- 2.3%
   Acxiom (C)*                                   5,700              88
   Automatic Data Processing                   107,500           4,673
   Dun & Bradstreet*                             4,100             145
   First Data (C)                            1,511,500          52,358
   Fiserv*                                     320,050          10,856
                                                            ----------
                                                                68,120
                                                            ----------
DRUGS -- 5.1%
   Allergan (C)                                185,000          10,876
   Bristol-Myers Squibb                        234,150           6,205
   Cephalon*                                    52,200           2,861
   Eli Lilly (C)                               147,328          10,063
   Forest Laboratories*                         70,040           7,517
   ICN Pharmaceuticals                           9,500             112
   Medicis Pharmaceutical, Cl A*                 1,900              88
   Merck                                       234,800          13,949
   Millennium Pharmaceuticals*                  21,500             215
   Mylan Laboratories                            2,800              94
   Pfizer                                    2,344,179          73,935
   Pharmacia                                   314,533          13,305
   Schering-Plough                             195,200           4,423
   SICOR*                                        2,900              46
   Vertex Pharmaceuticals*                      14,900             277
   Watson Pharmaceuticals*                      11,300             339
   Wyeth                                       151,000           5,803
                                                            ----------
                                                               150,108
                                                            ----------
ELECTRICAL SERVICES -- 2.1%
   AES*                                         38,800              82
   Allegheny Energy                             26,600             183
   Allete                                       12,300             288
   Alliant Energy                               18,700             304
   Ameren (C)                                   30,700           1,270
   American Electric Power (C)                 152,900           4,345
   American Power Conversion*                   29,800             480
   Aquila                                       39,389              80
   Calpine (C)*                                 54,400             241
   Centerpoint Energy                           76,100             582
   Cinergy (C)                                  49,500           1,604
   CMS Energy (C)                               27,200             271
   Consolidated Edison (C)                      42,300           1,681
   Constellation Energy Group                   33,200             875
   Cooper Industries, Cl A                      26,000             989
   Dominion Resources                           59,548           3,034
   DPL                                          21,600             326

----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
   DTE Energy                                   90,374      $    4,006
   Duke Energy                                 168,700           3,330
   Edison International*                       238,300           2,643
   Energy East                                  25,100             544
   Entergy                                      42,200           1,845
   Exelon                                       86,400           4,336
   FirstEnergy                                  54,935           1,740
   FPL Group                                    72,650           4,272
   Great Plains Energy                          13,200             297
   Hawaiian Electric Industries                  6,500             280
   Hubbell, Cl B                                 7,800             280
   Idacorp                                       8,900             218
   Kemet*                                       16,600             181
   MDU Resources Group                          11,700             287
   Mirant (C)*                                  72,843             153
   Molex (C)                                     4,900             138
   NiSource                                     36,900             719
   Northeast Utilities                          93,200           1,339
   NSTAR                                        10,395             425
   OGE Energy                                   15,100             249
   Pepco Holdings (C)                           30,250             606
   PG&E (C)*                                   165,800           2,290
   Pinnacle West Capital                        45,200           1,452
   PPL                                          32,100           1,069
   Progress Energy                              43,300           1,819
   Public Service Enterprise Group (C)          95,300           2,853
   Puget Energy                                 18,300             395
   Reliant Resources (C)*                       69,912             164
   SCANA                                        18,200             548
   Southern (C)                                136,900           3,581
   TECO Energy (C)                              31,900             470
   TXU (C)                                      89,900           1,386
   Wisconsin Energy                             90,600           2,085
   Xcel Energy (C)                              78,700             845
                                                            ----------
                                                                63,480
                                                            ----------
ELECTRONICS -- 0.4%
   Adaptec*                                     11,900              80
   Agilent Technologies*                        46,200             897
   Arrow Electronics (C)*                       61,900             998
   Avnet*                                       75,800           1,072
   AVX                                           9,000             116
   Energizer Holdings*                          16,400             486
   Flextronics International*                  369,200           4,065
   Sanmina-SCI*                                 51,952             249
   Solectron (C)*                              211,200             976
   Tektronix*                                   14,600             288
   Thomas & Betts*                              80,000           1,496
   Vishay Intertechnology*                      21,500             304
                                                            ----------
                                                                11,027
                                                            ----------

--------------------------------------------------------------------------------
4   SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002

----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
ENTERTAINMENT -- 0.5%
   Brunswick                                    15,650      $      329
   Callaway Golf                                11,000             148
   Hasbro                                       25,100             322
   International Speedway, Cl A                  3,500             134
   Mattel                                        7,000             144
   Metro-Goldwyn-Mayer*                          2,500              36
   Regal Entertainment Group, Cl A               2,500              57
   Six Flags (C)*                               20,800             150
   Walt Disney                                 725,900          14,387
                                                            ----------
                                                                15,707
                                                            ----------
ENVIRONMENTAL SERVICES -- 0.4%
   Allied Waste Industries*                      7,200              77
   Republic Services*                           27,500             591
   Waste Management                            415,700          10,359
                                                            ----------
                                                                11,027
                                                            ----------
FINANCIAL SERVICES -- 10.2%
   Affiliated Managers Group*                    1,400              76
   AG Edwards                                   16,800             607
   Allied Capital (C)(D)                       121,400           2,689
   American Express (C)                         85,300           3,321
   AmeriCredit (C)*                              5,200              43
   Bear Stearns                                 77,300           4,947
   Charles Schwab                            2,261,400          26,097
   Citigroup                                 1,982,294          77,072
   Concord EFS*                                441,500           6,622
   Countrywide Credit Industry                  90,900           4,481
   Deluxe (C)                                   21,800             946
   Doral Financial                               4,350             117
   E*TRADE Group*                               27,600             157
   Equifax                                       3,700              90
   Fannie Mae                                   55,600           3,506
   Franklin Resources                          163,100           6,027
   Freddie Mac                                 221,600          12,773
   Goldman Sachs Group (C)                     278,600          21,973
   Household International                     219,500           6,300
   HSBC Holdings                                85,400           5,046
   Instinet Group (C)*                           3,200              11
   LaBranche (C)*                                7,300             222
   Legg Mason (C)                                6,200             320
   Lehman Brothers Holdings                    148,500           9,118
   MBNA                                      1,442,260          30,778
   Merrill Lynch                               210,600           9,161
   Moody's                                     260,000          11,445
   Morgan Stanley Dean Witter                  491,985          22,257
   Neuberger Berman                              2,250              76
   Paychex                                     941,600          27,495
   Providian Financial*                         28,800             175
   Raymond James Financial                       6,800             218
   SLM                                          64,400           6,294
   Stilwell Financial                           36,500             537

----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
   Student Loan                                    700      $       70
   T Rowe Price Group                           15,200             462
                                                            ----------
                                                               301,529
                                                            ----------
FOOD, BEVERAGE & TOBACCO -- 2.6%
   Adolph Coors, Cl B (C)                       26,700           1,732
   Albertson's                                 156,700           3,657
   American Water Works                         11,000             488
   Anheuser-Busch                              109,300           5,369
   Archer-Daniels-Midland                      108,370           1,445
   Campbell Soup (C)                            45,200           1,092
   Coca-Cola (C)                               364,393          16,631
   Coca-Cola Enterprises                         4,700             100
   Conagra Foods                               105,000           2,559
   Constellation Brands, Cl A*                   9,500             223
   Dean Foods*                                  16,400             609
   Dole Food                                     6,900             204
   General Mills                                20,000             892
   Hershey Foods                                 9,500             612
   HJ Heinz                                     35,100           1,222
   Hormel Foods                                 12,800             286
   Kellogg                                     112,700           3,761
   Kraft Foods, Cl A                            39,700           1,491
   Kroger*                                      32,600             513
   Lancaster Colony                              6,500             235
   Loews                                         6,700             124
   McCormick                                    14,000             333
   PepsiAmericas                                91,900           1,400
   PepsiCo                                     191,107           8,118
   Philip Morris                               289,400          10,916
   RJ Reynolds Tobacco Holdings                 40,500           1,563
   Ruddick                                      43,800             632
   Sara Lee                                     77,972           1,819
   Smithfield Foods*                            21,000             398
   Supervalu                                   131,900           2,372
   Tyson Foods, Cl A                           229,703           2,711
   Unilever                                     42,400           2,466
   UST                                          16,400             528
   Winn-Dixie Stores                            13,700             204
   Wm. Wrigley Jr.                               9,300             500
                                                            ----------
                                                                77,205
                                                            ----------
GAS/NATURAL GAS -- 0.5%
   Air Products & Chemicals                     43,050           1,904
   Dynegy, Cl A (C)                             50,000              58
   El Paso                                     108,800             927
   KeySpan (C)                                  27,650             976
   Kinder Morgan                                 7,300             300
   National Fuel Gas                            11,500             238
   Nicor                                         9,900             312
   Peoples Energy                                4,800             173
   Praxair                                     107,900           6,366
   Questar                                      15,400             401

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002   5

STATEMENT OF NET ASSETS (Unaudited)

November 30, 2002
----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
   Sempra Energy                               132,500      $    3,070
   Vectren                                      10,500             239
   Williams                                     92,300             245
                                                            ----------
                                                                15,209
                                                            ----------
HAND/MACHINE TOOLS -- 0.1%
   Black & Decker                                1,800              77
   Illinois Tool Works                          23,000           1,564
   Snap-On                                       9,500             285
   Stanley Works                                 5,600             201
                                                            ----------
                                                                 2,127
                                                            ----------
HOTELS & LODGING -- 0.9%
   Extended Stay America (C)*                    8,600             120
   Harrah's Entertainment*                     112,700           4,508
   Hilton Hotels (C)                            51,800             709
   Mandalay Resort Group*                        7,900             219
   Marriott International, Cl A (C)            518,067          18,521
   MGM Mirage*                                  13,400             454
   Park Place Entertainment*                    56,400             467
   Starwood Hotels & Resorts Worldwide          19,900             504
                                                            ----------
                                                                25,502
                                                            ----------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES-- 1.2%
   Clorox (C)                                   92,000           4,033
   Ethan Allen Interiors                         3,700             138
   Fortune Brands                               28,700           1,400
   Furniture Brands International*               3,600             101
   General Electric                            497,800          13,490
   La-Z-Boy                                      9,700             244
   Leggett & Platt                              94,900           2,265
   Newell Rubbermaid                           267,400           8,482
   Whirlpool                                    78,700           4,233
                                                            ----------
                                                                34,386
                                                            ----------
INSURANCE -- 6.2%
   21st Century Insurance Group                  2,900              41
   ACE                                         186,100           6,346
   Aetna (C)                                    69,500           2,624
   Aflac                                        52,600           1,623
   Alleghany*                                      812             150
   Allmerica Financial*                         12,100             133
   Allstate                                    256,000           9,992
   AMBAC Financial Group (C)                    61,560           3,848
   American Financial Group                      5,700             135
   American International Group (C)          1,016,636          66,234
   American National Insurance                   1,500             133
   AmerUs Group                                  8,300             266
   AON (C)                                      45,400             828
   Chubb                                       156,907           9,195
   Cigna                                        49,300           2,146

----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
   Cincinnati Financial                         27,700      $    1,066
   CNA Financial*                                4,500             112
   Erie Indemnity, Cl A                          4,700             183
   Fidelity National Financial                  19,500             631
   First American                               14,500             297
   Hartford Financial Services Group           135,853           6,665
   HCC Insurance Holdings                       10,700             250
   Humana*                                      34,700             361
   Jefferson-Pilot (C)                          30,250           1,154
   John Hancock Financial Services              56,100           1,715
   Leucadia National                             5,800             229
   Lincoln National (C)                         74,200           2,607
   Loews                                        75,468           3,055
   Markel*                                       1,500             298
   Marsh & McLennan                            379,712          17,922
   MBIA                                         29,250           1,330
   Mercury General                               3,800             150
   Metlife (C)                                  80,700           2,166
   MGIC Investment (C)                          16,700             779
   Mony Group                                    7,600             179
   Nationwide Financial Services, Cl A           5,300             157
   Old Republic International                  114,450           3,424
   Phoenix                                      16,500             136
   PMI Group                                    88,300           2,878
   Principal Financial Group                    58,000           1,682
   Progressive                                  15,800             895
   Protective Life                              13,500             399
   Prudential Financial                        113,700           3,420
   Radian Group                                 16,300             667
   Reinsurance Group of America                  3,700             101
   Safeco                                       26,000             941
   St. Paul                                    347,800          12,952
   Stancorp Financial Group                     23,800           1,261
   Torchmark                                    31,600           1,174
   Transatlantic Holdings                        3,500             243
   Travelers Property Casualty, Cl A*            2,013              32
   Travelers Property Casualty, Cl B*          188,093           3,009
   Unitrin                                       7,400             228
   UnumProvident                                44,500             759
   Wesco Financial                                 100              30
   Willis Group Holdings*                       96,800           2,673
   WR Berkley                                    8,650             342
                                                            ----------
                                                               182,246
                                                            ----------
LEASING & RENTING -- 0.0%
   Forest City Enterprises, Cl A                 3,100              98
   GATX (C)                                      8,900             215
   Rent-A-Center*                                1,000              50
   Ryder System                                 11,300             260
   United Rentals*                               6,800              66
                                                            ----------
                                                                   689
                                                            ----------

--------------------------------------------------------------------------------
6   SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002

----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
MACHINERY -- 1.3%
   AGCO*                                         8,100      $      196
   Caterpillar (C)                             179,550           8,960
   Crane                                         7,800             160
   Cummins (C)                                  61,800           1,943
   Deere                                       144,400           7,386
   Donaldson                                     1,000              37
   Dover                                        40,200           1,254
   Eaton                                        14,100           1,070
   Emerson Electric                             82,200           4,287
   Flowserve*                                    2,700              41
   FMC Technologies*                             7,106             137
   Johnson Controls                             31,600           2,619
   NACCO Industries                              9,500             466
   National-Oilwell*                             6,900             150
   Pall                                         20,600             393
   Parker Hannifin (C)                          22,500           1,051
   Pentair                                       9,500             340
   SPX (C)*                                    103,800           4,899
   Tecumseh Products, Cl A                      36,800           1,752
   Teleflex                                      5,000             219
   Thermo Electron*                             25,450             499
                                                            ----------
                                                                37,859
                                                            ----------
MEDICAL PRODUCTS & SERVICES -- 6.5%
   AmerisourceBergen                             4,190             243
   Amgen*                                      595,328          28,099
   Anthem*                                       4,611             273
   Apogent Technologies*                        10,400             209
   Bausch & Lomb (C)                            62,050           2,342
   Becton Dickinson                             43,800           1,300
   Boston Scientific*                          235,028           9,871
   C.R. Bard                                     9,300             516
   Cardinal Health                             364,600          22,438
   Caremark Rx*                                175,700           3,103
   Community Health Systems*                     1,500              31
   Coventry Health Care*                         4,500             129
   Edwards Lifesciences*                           800              21
   Guidant*                                    265,800           7,955
   HCA                                          42,900           1,724
   Health Management Associates, Cl A          203,100           3,560
   Health Net*                                 113,200           2,922
   Healthsouth*                                 75,200             306
   Henry Schein*                                 3,200             136
   Hillenbrand Industries                       10,700             516
   Human Genome Sciences*                       12,900             138
   ICOS*                                        10,800             343
   IMS Health                                  488,400           8,107
   Invitrogen*                                   6,400             179
   Johnson & Johnson (C)                       570,187          32,512
   McKesson                                      7,400             192
   Medtronic                                 1,138,341          53,217
   Omnicare                                      8,000             173

----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
   Orthodontic Centers Of America*               1,800      $       23
   Steris*                                       1,900              43
   Tenet Healthcare*                           193,850           3,577
   Triad Hospitals*                              6,400             193
   UnitedHealth Group                           27,800           2,264
   WellPoint Health Networks*                  106,370           7,002
                                                            ----------
                                                               193,657
                                                            ----------
METALS & MINING -- 0.3%
   Alcoa                                       138,100           3,528
   Aptargroup                                    5,700             170
   Freeport-McMoRan Copper
     & Gold, Cl B (C)*                         137,500           2,131
   Newmont Mining                                6,700             157
   Peabody Energy (C)                            5,600             153
   Phelps Dodge*                                17,000             534
   Precision Castparts                          11,500             283
   Shaw Group (C)*                               4,700              81
   Timken                                       61,900           1,229
                                                            ----------
                                                                 8,266
                                                            ----------
MISCELLANEOUS MANUFACTURING -- 0.2%
   Tyco International                          336,400           6,001
                                                            ----------
MOTORCYCLES, BICYCLES & PARTS -- 0.3%
   Harley-Davidson                             194,260           9,429
                                                            ----------
OFFICE/BUSINESS EQUIPMENT -- 0.6%
   3M                                          105,361          13,681
   Avery Dennison                                5,800             374
   HON Industries                                8,800             246
   IKON Office Solutions                       210,700           1,606
   Pitney Bowes                                 19,500             688
   Steelcase, Cl A                               8,700              93
   Xerox (C)*                                  290,500           2,533
                                                            ----------
                                                                19,221
                                                            ----------
PAINT & RELATED PRODUCTS -- 0.0%
   RPM International                            19,800             304
   Sherwin-Williams                             26,500             764
   Valspar                                       7,300             341
                                                            ----------
                                                                 1,409
                                                            ----------
PAPER & PAPER PRODUCTS -- 1.3%
   Boise Cascade                                11,400             309
   Bowater (C)                                  10,800             468
   Georgia-Pacific                              94,218           1,953
   International Paper                         279,900          10,986
   Kimberly-Clark                              213,668          10,752
   MeadWestvaco                                 99,198           2,484
   Packaging of America*                         8,600             154

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002   7

STATEMENT OF NET ASSETS (Unaudited)

November 30, 2002
----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
   Rayonier                                      6,300      $      291
   Temple-Inland (C)                             9,600             471
   Weyerhaeuser                                202,450          10,649
                                                            ----------
                                                                38,517
                                                            ----------
PETROLEUM & FUEL PRODUCTS -- 4.9%
   Amerada Hess                                 48,000           2,688
   Anadarko Petroleum (C)                      158,800           7,495
   Apache                                       25,660           1,383
   Burlington Resources                         31,500           1,327
   ChevronTexaco                               296,764          19,892
   Cimarex Energy*                               5,367              81
   ConocoPhillips                              334,961          16,014
   Cooper Cameron*                               1,000              51
   Devon Energy (C)                             27,300           1,250
   Diamond Offshore Drilling                     5,400             121
   ENSCO International                           4,600             129
   EOG Resources                                21,100             818
   Equitable Resources                          10,900             384
   Exxon Mobil                               1,388,406          48,317
   Forest Oil*                                   3,700              98
   GlobalSantaFe                               143,400           3,674
   Halliburton                                  39,200             823
   Helmerich & Payne                            10,100             276
   Kerr-McGee                                   18,300             828
   Marathon Oil                                180,800           3,616
   Murphy Oil                                    1,700             146
   Newfield Exploration*                         4,800             174
   Noble Energy                                  5,900             218
   Occidental Petroleum                        329,228           9,169
   Ocean Energy                                165,900           3,126
   Patterson-UTI Energy*                         1,500              44
   Pioneer Natural Resources*                   20,200             498
   Pogo Producing                                9,000             321
   Premcor*                                      5,100             105
   Pride International*                         10,100             141
   Rowan                                         9,600             204
   Schlumberger                                273,730          12,113
   Sunoco                                       13,100             388
   Tidewater                                     7,100             220
   Transocean                                  271,007           6,585
   Unocal                                       51,600           1,530
   Valero Energy                                43,700           1,397
   Varco International*                          7,400             121
   XTO Energy                                   18,700             448
                                                            ----------
                                                               146,213
                                                            ----------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.2%
   Eastman Kodak (C)                           126,200           4,659
                                                            ----------
PRINTING & PUBLISHING -- 0.0%
   Media General, Cl A                           1,500              88
                                                            ----------

----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
RAILROADS -- 0.7%
   Burlington Northern Santa Fe                249,000      $    6,307
   CSX                                         128,274           3,547
   Norfolk Southern                            261,900           5,167
   Union Pacific (C)                            99,500           5,761
                                                            ----------
                                                                20,782
                                                            ----------
REAL ESTATE -- 0.0%
   Catellus Development*                         5,800             106
                                                            ----------
REAL ESTATE INVESTMENT TRUSTS -- 0.6%
   AMB Property                                 17,100             473
   Annaly Mortgage Management                   18,800             347
   Apartment Investment &
     Management, Cl A                           17,400             650
   Archstone-Smith Trust                        31,000             716
   Arden Realty                                 12,800             285
   AvalonBay Communities                        12,200             483
   Boston Properties                            14,600             541
   BRE Properties, Cl A                          6,600             203
   Camden Property Trust                         4,900             167
   CarrAmerica Realty                           11,600             294
   Centerpoint Properties                        3,200             183
   Cousins Properties                            4,000              96
   Crescent Real Estate Equity                  13,400             223
   Developers Diversified Realty                12,800             282
   Duke Realty                                  26,200             655
   Equity Office Properties Trust               82,405           2,119
   Equity Residential                           55,500           1,450
   First Industrial Realty Trust                 9,100             246
   General Growth Properties (C)                13,300             657
   Health Care Property Investors               11,200             488
   Highwoods Properties                          7,100             145
   Hospitality Properties Trust                 13,000             443
   Host Marriott (C)*                           40,200             368
   iStar Financial                              10,100             277
   Kimco Realty                                 16,150             506
   Liberty Property Trust                       12,200             384
   Mack-Cali Realty                             10,100             303
   New Plan Excel Realty Trust                  14,700             278
   Plum Creek Timber                            37,086             903
   Prologis                                     31,138             765
   Public Storage                               21,200             660
   Reckson Associates Realty                    12,300             250
   Regency Centers                               2,300              71
   Rouse                                        14,400             429
   Simon Property Group                         26,900             907
   Trizec Properties                            14,000             139
   United Dominion Realty Trust                 20,200             314
   Vornado Realty Trust                         12,000             448
   Weingarten Realty Investors                   6,900             257
                                                            ----------
                                                                18,405
                                                            ----------

--------------------------------------------------------------------------------
8   SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002

----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
RETAIL -- 7.2%
   American Eagle Outfitters*                    3,000      $       57
   Autonation*                                  37,700             465
   Barnes & Noble*                               7,500             178
   Bed Bath & Beyond*                           96,400           3,344
   Big Lots*                                    11,800             150
   Blockbuster, Cl A                            86,900           1,891
   Borders Group*                               13,700             251
   Brinker International*                      125,750           3,747
   Carmax (C)*                                  13,369             263
   CBRL Group                                   10,100             275
   Circuit City Stores                          33,400             323
   Costco Wholesale (C)*                       602,285          19,454
   CVS (C)                                      75,000           2,016
   Darden Restaurants                          134,250           2,904
   Dillard's, Cl A                              14,800             286
   Family Dollar Stores                        124,300           3,666
   Federated Department Stores*                144,500           4,722
   Foot Locker*                                 19,600             263
   GameStop*                                     2,100              39
   Home Depot                                  951,407          25,136
   JC Penney                                    50,400           1,196
   Kohl's*                                     535,780          36,701
   Limited                                      47,900             815
   Lowe's                                      262,700          10,902
   May Department Stores (C)                   142,832           3,494
   McDonald's                                  241,700           4,471
   MSC Industrial Direct, Cl A*                    700              12
   Neiman-Marcus Group, Cl A*                    5,600             175
   Nestle                                       58,400           2,953
   Nike, Cl B (C)                                3,400             152
   Nordstrom                                    18,000             360
   Office Depot*                                58,500           1,036
   Outback Steakhouse                            6,600             234
   Pier 1 Imports                               11,200             218
   RadioShack (C)                              425,000          10,094
   Reebok International (C)*                    10,000             287
   Rite Aid (C)*                                35,500              83
   Safeway*                                    393,600           9,360
   Saks*                                        25,900             337
   Sears Roebuck                               288,200           7,983
   Sonic Automotive*                             3,200              57
   Talbots                                         400              12
   Toys "R" Us (C)*                             36,200             493
   Wal-Mart Stores                             617,860          33,463
   Walgreen                                    499,540          14,382
   Wendy's International                       115,400           3,223
   Yum! Brands*                                 12,200             292
   Zale*                                         4,000             143
                                                            ----------
                                                               212,358
                                                            ----------
RETIREMENT/AGED CARE -- 0.0%
   Manor Care (C)*                              12,700             247
                                                            ----------

----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
RUBBER-TIRES -- 0.1%
   Cooper Tire & Rubber                         83,230      $    1,323
   Goodyear Tire & Rubber (C)                   94,300             777
                                                            ----------
                                                                 2,100
                                                            ----------
SEMI-CONDUCTORS/INSTRUMENTS -- 2.1%
   Advanced Micro Devices*                      47,900             407
   Agere Systems, Cl B*                        139,489             197
   Altera*                                     254,600           3,699
   Amkor Technology*                             5,200              38
   Applera - Applied
     Biosystems Group                            3,100              68
   Applied Micro Circuits*                      30,100             137
   Atmel*                                       26,300              92
   Broadcom, Cl A*                              16,300             319
   Conexant Systems (C)*                        24,900              57
   Cypress Semiconductor*                        7,100              61
   Fairchild Semiconductor
     International, Cl A*                        3,600              55
   Integrated Device Technology*                10,300             111
   Intel                                     2,118,412          44,232
   International Rectifier*                      2,800              70
   Intersil, Cl A*                               6,900             119
   JDS Uniphase (C)*                           113,500             387
   LSI Logic*                                   35,900             298
   Maxim Integrated Products                    70,500           2,967
   Micron Technology (C)*                      276,320           4,369
   MKS Instruments*                              1,400              27
   National Semiconductor*                       5,000             102
   Novellus Systems*                             1,100              40
   PerkinElmer                                  11,100              95
   Teradyne (C)*                                 6,000              98
   Texas Instruments                           148,400           2,984
                                                            ----------
                                                                61,029
                                                            ----------
SOFTWARE -- 3.8%
   Advent Software*                              1,400              23
   BMC Software*                                19,100             342
   Citrix Systems*                               6,900              81
   Computer Associates International (C)        75,400           1,139
   Compuware*                                   41,500             227
   DST Systems*                                 92,500           3,510
   Electronic Arts (C)*                        155,248          10,535
   Intuit*                                      26,000           1,403
   Microsoft*                                1,356,590          78,438
   Peoplesoft*                                  98,900           1,943
   Rational Software (C)*                        7,900              73
   Sungard Data Systems*                       189,100           4,419
   Sybase*                                      11,300             151
   Symantec*                                    62,300           2,724
   Veritas Software*                           379,600           6,901
                                                            ----------
                                                               111,909
                                                            ----------
--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002   9

STATEMENT OF NET ASSETS (Unaudited)


Large Cap Fund (Concluded)
November 30, 2002
----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
STEEL & STEEL WORKS -- 0.0%
   AK Steel Holding*                            14,900     $       121
   Allegheny Technologies                       11,700              84
   Nucor                                        14,400             723
   United States Steel                          21,500             311
                                                           -----------
                                                                 1,239
                                                           -----------
TELEPHONES & TELECOMMUNICATIONS -- 2.8%
   Alltel                                       60,000           3,305
   AT&T (C)                                    147,130           4,126
   AT&T Wireless Services*                     220,700           1,666
   BellSouth                                   429,186          11,931
   CenturyTel (C)                               28,400             877
   Citizens Communications*                     26,600             262
   IDT*                                          8,300             155
   Lucent Technologies (C)*                    592,200           1,036
   Nortel Networks*                            740,600           1,437
   Qwest Communications
     International (C)*                        614,455           2,974
   SBC Communications                          750,800          21,398
   Sprint-FON Group                            407,700           5,944
   Telephone & Data Systems (C)                 10,050             551
   US Cellular*                                  3,200              94
   Verizon Communications                      671,752          28,133
                                                           -----------
                                                                83,889
                                                           -----------
TRUCKING -- 1.1%
   CNF                                           8,500             267
   Expeditors International Washington         450,000          15,052
   Navistar International*                       9,900             306
   Swift Transportation*                         6,900             130
   United Parcel Service, Cl B (C)             276,758          17,535
                                                           -----------
                                                                33,290
                                                           -----------
WATER UTILITIES -- 0.0%
   Philadelphia Suburban                        12,400             248
                                                           -----------
WHOLESALE -- 0.4%
   Fastenal (C)                                137,500           4,913
   Genuine Parts                                84,200           2,677
   Ingram Micro, Cl A*                         111,000           1,552
   Performance Food Group*                       3,400             119
   Tech Data*                                   35,100           1,077
   W.W. Grainger                                14,000             753
                                                           -----------
                                                                11,091
                                                           -----------
Total Common Stock
   (Cost $2,979,898)                                         2,844,223
                                                           -----------

----------------------------------------------------------------------
                                    Shares/Face Amount    Market Value
Description                              ($ Thousands)   ($ Thousands)
----------------------------------------------------------------------
EXCHANGE TRADED FUND -- 0.1%
   iShares Russell 1000 Value
     Index Fund (C)                             33,000     $     1,615
                                                           -----------
Total Exchange Traded Fund
   (Cost $1,691)                                                 1,615
                                                           -----------

RIGHTS -- 0.0%
   Liberty Media, Ser-A
     Expires 12/02/02 (D)                       71,996             331
                                                           -----------
Total Rights
   (Cost $0)                                                       331
                                                           -----------

U.S. TREASURY OBLIGATIONS -- 0.4%
   U.S. Treasury Bills (A)
        1.521%, 02/27/03                       $12,900          12,863
                                                           -----------
Total U.S. Treasury Obligations
   (Cost $12,852)                                               12,863
                                                           -----------

REPURCHASE AGREEMENT -- 3.2%
   Morgan Stanley Dean Witter
     1.270%, dated 11/29/02, matures
     12/02/02, repurchase price
     $94,764,973 (collateralized by
     U.S. Agency obligations, total
     market value: $96,747,607) (B)             94,755          94,755
                                                           -----------
Total Repurchase Agreement
   (Cost $94,755)                                               94,755
                                                           -----------
Total Investments -- 99.8%
   (Cost $3,089,196)                                         2,953,787
                                                           -----------
Other Assets and Liabilities, Net -- 0.2%                        5,849
                                                           -----------
Total Net Assets -- 100.0%                                  $2,959,636
                                                           ===========

STATEMENT OF ASSETS AND LIABILITIES:
Assets
   Investments at value (Cost $3,089,196)                   $2,953,787
   Cash                                                             38
   Collateral received on securities loaned                    232,464
   Receivable for investment securities sold                    12,023
   Receivable for capital shares sold                           43,477
   Dividend and interest receivable                              4,548
   Other assets                                                      2
                                                           -----------
Total Assets                                                 3,246,339
                                                           -----------


--------------------------------------------------------------------------------
10  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002

----------------------------------------------------------------------
                                                                 Value
Description                                              ($ Thousands)
----------------------------------------------------------------------
Liabilities
   Payable for collateral on securities loaned              $  232,464
   Payable for investment securities purchased                  23,495
   Payable for capital shares redeemed                          29,868
   Investment advisory fees payable                                560
   Accrued expenses and other liabilities                          316
                                                            ----------
Total Liabilities                                              286,703
                                                            ----------
Total Net Assets                                            $2,959,636
                                                            ==========

NET ASSETS:
Paid-in-Capital -- Class A Shares
   (unlimited authorization -- no par value)
   based on 246,663,288 outstanding
   shares of beneficial interest                            $3,791,349
Undistributed net investment income                              6,763
Accumulated net realized loss on investments                  (708,105)
Net unrealized depreciation on investments                    (135,409)
Net unrealized appreciation on futures contracts                 5,038
                                                            ----------
Total Net Assets -- 100.0%                                  $2,959,636
                                                            ==========
Net Assets Value, Offering and Redemption
   Price Per Share                                              $12.00
                                                                ======
* Non-Income Producing Security
(A) Security, or portion thereof, is pledged as collateral on open futures contracts.
(B) Tri-Party Repurchase Agreement
(C) This security or a partial position of this security is on loan at November 30, 2002 (see Note 11). The total value of securities on loan at November 30, 2002 was $222,859,818.
(D) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of November 30, 2002 was $3,020,192.
ADR -- American Depository Receipt
Cl -- Class
Ser -- Series
Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002  11

STATEMENT OF NET ASSETS (Unaudited)


Large Cap Value Fund
November 30, 2002
----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
COMMON STOCK -- 96.8%
AEROSPACE & DEFENSE -- 3.5%
   Boeing                                       35,000        $390,190
   General Dynamics                             26,600           2,166
   Goodrich                                     36,400             670
   Honeywell International                      89,200           2,308
   Hughes Electronics*                          21,200             248
   Lockheed Martin                              35,600           1,858
   Northrop Grumman (D)                         31,003           3,004
   Raytheon                                     21,000             613
   Rockwell Collins                             22,000             471
   Textron                                       6,600             284
   United Technologies                          15,700             981
                                                              --------
                                                                13,793
                                                              --------
AIR TRANSPORTATION -- 0.4%
   AMR*                                          7,400              57
   Continental Airlines, Cl B (D)*               4,400              41
   Delta Air Lines                               6,000              81
   FedEx                                        15,500             815
   JetBlue Airways (D)*                            200               8
   Northwest Airlines*                           3,600              30
   Skywest                                       1,600              22
   Southwest Airlines                           19,500             324
                                                              --------
                                                                 1,378
                                                              --------
APPAREL/TEXTILES -- 0.4%
   Jones Apparel Group*                          5,600             206
   Liz Claiborne                                18,300             589
   Polo Ralph Lauren*                            2,000              47
   VF                                           14,700             557
                                                              --------
                                                                 1,399
                                                              --------
AUTOMOTIVE -- 1.5%
   American Axle & Manufacturing
     Holdings*                                   1,600              38
   ArvinMeritor                                  3,300              54
   Autoliv                                      19,200             424
   BorgWarner                                    1,600              82
   Dana                                         30,300             409
   Delphi                                       44,400             377
   Ford Motor (D)                               95,522           1,087
   General Motors (D)                           44,700           1,775
   Harsco                                        1,700              53
   ITT Industries                                4,600             277
   Lear*                                        12,700             466
   O'Reilly Automotive*                            600              17
   Paccar (D)                                    6,000             294
   TRW                                           5,400             279
   Visteon                                       9,252              75
                                                              --------
                                                                 5,707
                                                              --------

----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
BANKS -- 13.9%
   AmSouth Bancorp                              19,800        $    378
   Associated Banc                               4,500             151
   Astoria Financial                            29,800             783
   BancorpSouth                                  3,500              68
   Bank of America                             141,300           9,902
   Bank of Hawaii                                4,100             125
   Bank of New York (D)                         25,500             774
   Bank One                                     75,000           2,962
   Banknorth Group                               8,400             185
   BB&T (D)                                     25,800             980
   Charter One Financial                        12,677             382
   Citizens Banking                              1,800              46
   City National                                 2,400             109
   Colonial BancGroup                            5,300              64
   Comerica                                     18,800             890
   Commerce Bancshares                           2,756             110
   Compass Bancshares                            7,300             236
   Cullen/Frost Bankers                          2,300              76
   Downey Financial                                800              32
   First Midwest Bancorp                         2,000              56
   First Tennessee National (D)                  6,500             240
   First Virginia Banks                          3,300             124
   FirstMerit                                    3,800              86
   FleetBoston Financial                        79,800           2,165
   FNB                                           1,700              48
   Fulton Financial                              4,650              82
   Golden West Financial                        21,600           1,495
   Greater Bay Bancorp (D)                       2,600              47
   Greenpoint Financial                         22,500             961
   Hibernia, Cl A                                7,700             150
   Hudson City Bancorp                           3,000              58
   Hudson United Bancorp                         1,200              36
   Huntington Bancshares                        14,000             274
   Independence Community Bank                   3,200              81
   IndyMac Bancorp*                              3,500              63
   JP Morgan Chase                             127,590           3,211
   Keycorp                                      34,600             903
   M&T Bank                                      4,400             355
   Marshall & Ilsley                            11,800             335
   Mellon Financial                             81,300           2,443
   Mercantile Bankshares                         4,100             161
   National City                                65,300           1,815
   National Commerce Financial                  10,300             257
   New York Community Bancorp                    4,200             117
   North Fork Bancorporation NY shares           6,500             226
   Northern Trust                                5,600             217
   Old National Bancorp                          2,585              61
   Park National                                   400              39
   Peoples Bank Bridgeport                         500              13
   PNC Financial Services Group                 15,100             637
   Popular                                       6,700             225
   Provident Financial Group (D)                 1,600              45
   Regions Financial                            12,600             438

--------------------------------------------------------------------------------
12  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002

----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
   Roslyn Bancorp                                4,600        $     85
   Silicon Valley Bancshares*                    2,800              54
   Sky Financial Group                           3,200              61
   SouthTrust                                   19,000             497
   Sovereign Bancorp                            13,600             188
   State Street                                  5,900             265
   SunTrust Banks                               13,400             786
   TCF Financial                                 1,900              81
   Trustmark                                     1,600              37
   Union Planters                               11,350             335
   UnionBanCal                                  19,900             867
   US Bancorp                                  101,400           2,221
   Valley National Bancorp                       4,281             117
   Wachovia                                     95,800           3,367
   Washington Federal                            3,840              93
   Washington Mutual                           112,527           4,049
   Webster Financial                             3,000              98
   Wells Fargo                                 106,700           4,931
   Westamerica Bancorp                           1,700              70
   Whitney Holding                               1,600              54
   Wilmington Trust                              2,900              92
   Zions Bancorporation                          5,200             214
                                                              --------
                                                                54,279
                                                              --------
BEAUTY PRODUCTS -- 1.1%
   Alberto-Culver, Cl B                          2,000              99
   Avon Products                                12,200             627
   Colgate-Palmolive                             3,530             181
   Dial                                          1,900              40
   Estee Lauder, Cl A                            1,200              33
   Gillette                                     23,000             697
   International Flavors & Fragrances            2,400              79
   Procter & Gamble                             27,920           2,345
                                                              --------
                                                                 4,101
                                                              --------
BIOTECHNOLOGY -- 1.1%
   Biogen*                                      62,400           2,755
   Genentech*                                    1,300              43
   Genzyme General Division*                    50,200           1,646
                                                              --------
                                                                 4,444
                                                              --------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 3.5%
   American Greetings, Cl A (D)*                 3,900              63
   AOL Time Warner*                            119,100           1,950
   Avaya (D)*                                   17,700              51
   Belo, Cl A                                    4,100              95
   Cablevision Systems (D)*                      7,603             129
   Charter Communications (D)*                   7,500              15
   CIENA*                                       12,260              82
   Clear Channel Communications, Cl A*          13,300             578
   Comcast, Cl A*                              108,005           2,532
   Comverse Technology*                          5,700              69

----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
   COX Communications, Cl A*                    10,500        $    318
   Cumulus Media, Cl A*                          1,100              18
   Dow Jones & Co                                1,200              50
   Emmis Communications, Cl A*                   2,100              48
   Entercom Communications*                        450              24
   Entravision Communications, Cl A*             1,800              20
   E.W. Scripps Co, Cl A                           400              32
   Fox Entertainment Group, Cl A*                3,800             101
   Gannett                                      13,800             983
   Gemstar-TV Guide International*               6,200              23
   Getty Images*                                   300               9
   Hearst-Argyle Television*                       600              15
   Hispanic Broadcasting*                        1,200              32
   Knight-Ridder                                 4,100             257
   Lamar Advertising*                            1,400              48
   Lee Enterprises                               1,900              65
   Liberty Media, Cl A*                        137,200           1,449
   Lin TV, Cl A*                                   600              15
   McClatchy, Cl A                                 800              46
   McGraw-Hill                                   1,600              95
   McleodUSA (D)*                               19,300              --
   Meredith                                      2,100              92
   New York Times, Cl A                          2,400             115
   Polycom*                                      1,700              19
   Radio One, Cl D*                              2,200              38
   Reader's Digest Association                   4,100              70
   RR Donnelley & Sons                          26,100             555
   Scholastic*                                   1,000              44
   Tellabs*                                     62,600             555
   Tribune                                      10,000             458
   USA Interactive*                              1,700              47
   Valassis Communications*                      2,900              82
   Viacom, Cl B (D)*                            49,223           2,314
   Washington Post, Cl B                           200             145
                                                              --------
                                                                13,746
                                                              --------
BUILDING & CONSTRUCTION -- 0.8%
   American Standard*                              300              22
   Centex                                       10,500             528
   Clayton Homes (D)                             5,100              69
   DR Horton                                     4,500              86
   KB Home                                       2,300             103
   Lafarge North America                        10,800             347
   Lennar                                        2,500             133
   Martin Marietta Materials (D)                 2,900              91
   Masco                                        14,400             290
   Pulte Homes                                  17,600             826
   Ryland Group                                  1,700              64
   Texas Industries                              5,500             136
   Toll Brothers*                                2,000              42
   Vulcan Materials                              4,400             166
   York International                            2,300              58
                                                              --------
                                                                 2,961
                                                              --------

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002  13

STATEMENT OF NET ASSETS (Unaudited)

November 30, 2002
----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
CHEMICALS -- 2.7%
   Albemarle                                     1,700        $     53
   Ashland                                      19,800             578
   Cabot                                         3,100              78
   Dow Chemical                                 76,800           2,450
   E.I. du Pont de Nemours                      82,200           3,668
   Eastman Chemical                             27,700           1,084
   Engelhard                                     6,900             167
   FMC*                                          4,600             130
   Hercules*                                     4,800              45
   IMC Global                                    6,400              83
   Lubrizol                                     19,500             608
   Lyondell Chemical                             6,400              92
   Millennium Chemicals                         10,000             109
   Monsanto                                     13,700             241
   OM Group                                      2,300              16
   PPG Industries                                9,200             461
   Rohm & Haas                                   8,000             283
   Scotts, Cl A*                                 1,000              49
   Sigma-Aldrich                                 3,400             171
                                                              --------
                                                                10,366
                                                              --------
COMMERCIAL SERVICES -- 0.7%
   Cendant (D)*                                145,087           1,825
   Fluor                                         3,900             107
   Harte-Hanks                                   1,500              29
   Iron Mountain*                                1,050              35
   Jacobs Engineering Group*                     1,000              36
   Manpower                                      1,600              60
   Pittston Brink's Group                       15,900             300
   Quintiles Transnational*                      3,600              42
   Rockwell Automation                           8,000             168
   ServiceMaster                                14,900             181
   Viad                                          1,300              30
                                                              --------
                                                                 2,813
                                                              --------
COMMUNICATIONS EQUIPMENT -- 0.5%
   ADC Telecommunications*                      27,300              59
   Advanced Fibre Communication*                 2,500              45
   Andrew*                                       6,100              68
   Corning (D)*                                 55,000             244
   Harris                                        1,700              46
   Motorola (D)                                109,900           1,251
   PanAmSat*                                     1,400              27
   Scientific-Atlanta (D)                        7,800             106
                                                              --------
                                                                 1,846
                                                              --------
COMPUTERS & SERVICES -- 4.0%
   3Com*                                        17,400              90
   Apple Computer (D)*                          18,300             284
   Autodesk                                      4,900              76
   Ceridian*                                     2,200              32

----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
   Checkfree*                                    1,600        $     31
   Cisco Systems*                               46,700             697
   Computer Sciences*                           65,600           2,289
   Diebold                                       3,900             155
   Electronic Data Systems                       3,600              67
   EMC-Mass*                                    50,400             365
   Emulex*                                       1,100              26
   Gateway*                                      7,400              28
   GTECH Holdings*                               1,000              23
   Hewlett-Packard                             217,702           4,241
   International Business Machines              61,000           5,313
   Juniper Networks (D)*                         2,500              24
   Macromedia*                                     600               7
   NCR*                                         25,900             715
   Perot Systems, Cl A*                          1,000              11
   Reynolds & Reynolds, Cl A                    12,700             339
   Storage Technology*                           4,700             104
   Sun Microsystems*                            85,800             368
   Symbol Technologies                           5,300              54
   Ticketmaster, Cl B*                             500              13
   TMP Worldwide*                                1,500              22
   Unisys*                                      13,200             148
   VeriSign*                                     5,800              61
   WebMD*                                        8,500              73
   Zebra Technologies, Cl A*                       300              19
                                                              --------
                                                                15,675
                                                              --------
CONTAINERS & PACKAGING -- 0.6%
   Ball                                          2,500             124
   Bemis                                         2,800             145
   Crown Cork & Seal*                           10,100              87
   Owens-Illinois*                              61,000             958
   Pactiv*                                       8,400             174
   Sealed Air (D)*                                 500              19
   Smurfit-Stone Container (D)*                 35,900             523
   Sonoco Products                              16,300             415
                                                              --------
                                                                 2,445
                                                              --------
DATA PROCESSING -- 0.3%
   Acxiom*                                       1,600              25
   Dun & Bradstreet*                             1,100              39
   First Data                                   34,600           1,198
                                                              --------
                                                                 1,262
                                                              --------
DRUGS -- 2.8%
   Bristol-Myers Squibb                         64,700           1,714
   Eli Lilly                                     5,200             355
   ICN Pharmaceuticals                           2,600              31
   Medicis Pharmaceutical, Cl A*                   600              28
   Merck                                        63,500           3,772
   Millennium Pharmaceuticals*                   6,900              69
   Mylan Laboratories                              500              17

--------------------------------------------------------------------------------
14  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002

----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
   Pfizer                                       57,500        $  1,814
   Pharmacia                                     4,900             207
   Schering-Plough                              77,600           1,758
   SICOR*                                          800              13
   Vertex Pharmaceuticals*                       4,000              74
   Watson Pharmaceuticals*                       3,100              93
   Wyeth                                        26,300           1,011
                                                              --------
                                                                10,956
                                                              --------
ELECTRICAL SERVICES -- 4.4%
   AES*                                         13,300              28
   Allegheny Energy                              7,100              49
   Allete                                        3,700              87
   Alliant Energy                                4,600              75
   Ameren (D)                                    8,400             347
   American Electric Power (D)                  49,060           1,394
   American Power Conversion*                    8,000             129
   Aquila                                       10,682              22
   Calpine (D)*                                 13,700              61
   Centerpoint Energy                           24,500             187
   Cinergy (D)                                  13,800             447
   CMS Energy (D)                                7,700              77
   Consolidated Edison (D)                      11,600             461
   Constellation Energy Group                   11,100             292
   Cooper Industries, Cl A                       8,200             312
   Dominion Resources                           15,822             806
   DPL                                           5,900              89
   DTE Energy                                    8,936             396
   Duke Energy                                  46,200             912
   Edison International*                        58,800             652
   Energy East                                   6,800             147
   Entergy                                      11,700             512
   Exelon                                       23,100           1,159
   FirstEnergy                                  14,352             455
   FPL Group                                    19,800           1,164
   Great Plains Energy                           3,600              81
   Hawaiian Electric Industries                  1,500              65
   Hubbell, Cl B                                 2,200              79
   Idacorp                                       2,500              61
   Kemet*                                        4,600              50
   MDU Resources Group                           3,200              79
   Mirant (D)*                                  17,976              38
   Molex (D)                                     1,400              39
   NiSource                                     10,100             197
   Northeast Utilities (D)                      22,900             329
   NSTAR                                         2,400              98
   OGE Energy                                    3,200              53
   Pepco Holdings                                8,943             179
   PG&E (D)*                                    43,700             603
   Pinnacle West Capital                        13,300             427
   PPL                                          24,700             823
   Progress Energy                              12,000             504
   Public Service Enterprise Group (D)          25,100             751

----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
   Puget Energy                                  4,100        $     88
   Reliant Resources (D)*                       21,720              51
   SCANA                                         6,100             184
   Southern (D)                                 37,900             991
   TECO Energy (D)                               8,800             130
   TXU (D)                                      26,900             415
   Wisconsin Energy                             17,300             398
   Xcel Energy (D)                              21,750             234
                                                              --------
                                                                17,207
                                                              --------
ELECTRONICS -- 0.4%
   Adaptec*                                      4,000              27
   Agilent Technologies*                        13,200             256
   Arrow Electronics (D)*                       22,400             361
   Avnet*                                       20,200             286
   AVX                                           2,200              28
   Energizer Holdings*                           4,500             133
   Sanmina-SCI*                                 13,864              67
   Solectron (D)*                               51,800             239
   Tektronix*                                    3,600              71
   Thomas & Betts*                              10,500             197
   Vishay Intertechnology*                       6,100              86
                                                              --------
                                                                 1,751
                                                              --------
ENTERTAINMENT -- 0.6%
   Brunswick                                     4,500              95
   Callaway Golf                                 2,800              38
   Hasbro                                        7,300              93
   International Speedway, Cl A                    700              27
   Mattel                                        1,800              37
   Regal Entertainment Group, Cl A                 800              18
   Six Flags*                                    4,800              35
   Walt Disney                                 106,774           2,116
                                                              --------
                                                                 2,459
                                                              --------
ENVIRONMENTAL SERVICES -- 0.7%
   Allied Waste Industries*                      1,900              20
   Republic Services*                            7,700             166
   Waste Management                            108,800           2,711
                                                              --------
                                                                 2,897
                                                              --------
FINANCIAL SERVICES -- 9.5%
   Affiliated Managers Group*                      400              22
   AG Edwards                                    4,600             166
   Allied Capital (C)(D)                        29,100             645
   American Express                             23,000             895
   Bear Stearns                                 18,700           1,197
   Citigroup                                   313,334          12,182
   Countrywide Credit Industry                  22,300           1,099
   Deluxe                                        6,800             295
   Doral Financial                               1,200              32

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002  15

STATEMENT OF NET ASSETS (Unaudited)

November 30, 2002
----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
   E*TRADE Group*                                6,900        $     39
   Equifax                                         800              20
   Franklin Resources                           43,800           1,618
   Freddie Mac                                  42,370           2,442
   Goldman Sachs Group                          12,600             994
   Household International                      57,900           1,662
   HSBC Holdings                                22,000           1,300
   Instinet Group (D)*                           3,200              11
   LaBranche*                                    1,900              58
   Legg Mason (D)                                1,400              72
   Lehman Brothers Holdings                     43,400           2,665
   MBNA                                         99,900           2,132
   Merrill Lynch (D)                            45,000           1,958
   Morgan Stanley Dean Witter                   80,150           3,626
   Neuberger Berman                                600              20
   Providian Financial*                          8,800              54
   Raymond James Financial                       1,700              54
   SLM                                          16,500           1,613
   Stilwell Financial                            9,800             144
   T Rowe Price Group                            4,200             128
                                                              --------
                                                                37,143
                                                              --------
FOOD, BEVERAGE & TOBACCO -- 3.2%
   Adolph Coors, Cl B (D)                        7,500             486
   Albertson's                                  41,000             957
   American Water Works                          3,100             138
   Anheuser-Busch                               15,700             771
   Archer-Daniels-Midland                       29,125             388
   Campbell Soup (D)                            12,000             290
   Coca-Cola                                    16,300             744
   Coca-Cola Enterprises                         1,300              28
   Conagra Foods                                28,200             687
   Constellation Brands, Cl A*                   2,700              63
   Dean Foods*                                   4,500             167
   Dole Food                                     2,600              77
   General Mills                                 5,600             250
   Hershey Foods                                 2,500             161
   HJ Heinz                                      9,300             324
   Hormel Foods                                  3,400              76
   Kellogg                                       6,200             207
   Kraft Foods, Cl A                            10,800             406
   Kroger*                                       9,800             154
   Lancaster Colony                              1,800              65
   Loews                                         1,400              26
   McCormick                                     3,900              93
   PepsiAmericas                                22,500             343
   Philip Morris                                79,400           2,995
   RJ Reynolds Tobacco Holdings                  9,900             382
   Ruddick                                      14,300             206
   Sara Lee                                     21,481             501
   Smithfield Foods*                             5,800             110
   Supervalu                                    38,468             692
   Tyson Foods, Cl A                            36,897             435

----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
   UST                                           4,200        $    135
   Winn-Dixie Stores                             3,800              57
   Wm. Wrigley Jr.                               2,900             156
                                                              --------
                                                                12,570
                                                              --------
GAS/NATURAL GAS -- 0.8%
   Air Products & Chemicals                     11,700             517
   Dynegy, Cl A                                 13,800              16
   El Paso                                      29,800             254
   KeySpan (D)                                   7,900             279
   Kinder Morgan                                 1,900              78
   National Fuel Gas                             2,900              60
   Nicor                                         2,600              82
   Peoples Energy                                1,400              50
   Praxair                                       8,400             496
   Questar                                       3,500              91
   Sempra Energy                                38,700             897
   Vectren                                       2,900              66
   Williams                                     23,200              62
                                                              --------
                                                                 2,948
                                                              --------
HAND/MACHINE TOOLS -- 0.2%
   Black & Decker                                  500              21
   Illinois Tool Works                           6,400             435
   Snap-On                                       2,700              81
   Stanley Works                                 1,500              54
                                                              --------
                                                                   591
                                                              --------
HOTELS & LODGING -- 0.2%
   Extended Stay America (D)*                    2,000              28
   Harrah's Entertainment*                         300              12
   Hilton Hotels (D)                            14,300             196
   Mandalay Resort Group*                        2,200              61
   Marriott International, Cl A (D)              5,200             186
   MGM Mirage*                                   3,600             122
   Park Place Entertainment*                    13,200             109
   Starwood Hotels & Resorts Worldwide           6,300             159
                                                              --------
                                                                   873
                                                              --------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES-- 0.9%
   Clorox (D)                                   24,100           1,056
   Ethan Allen Interiors                           900              34
   Fortune Brands                                8,000             390
   Furniture Brands International*                 800              22
   La-Z-Boy                                      2,700              68
   Leggett & Platt                              26,600             635
   Newell Rubbermaid                            13,300             422
   Whirlpool                                    19,200           1,033
                                                              --------
                                                                 3,660
                                                              --------
--------------------------------------------------------------------------------
16  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002

----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
INSURANCE -- 8.4%
   21st Century Insurance Group                  1,000        $     14
   ACE                                          36,900           1,258
   Aetna                                        16,100             608
   Aflac                                        14,500             447
   Alleghany*                                      302              56
   Allmerica Financial*                          2,800              31
   Allstate                                     58,100           2,268
   AMBAC Financial Group                        16,100           1,006
   American Financial Group                      1,400              33
   American International Group                 67,776           4,416
   American National Insurance                     400              35
   AmerUs Group                                  2,400              77
   AON                                          12,900             235
   Chubb                                        41,765           2,447
   Cigna                                        13,900             605
   Cincinnati Financial                          7,600             293
   CNA Financial*                                1,200              30
   Erie Indemnity, Cl A                          1,100              43
   Fidelity National Financial                   5,109             165
   First American                                4,000              82
   Hartford Financial Services Group            35,200           1,727
   HCC Insurance Holdings                        3,000              70
   Humana*                                       9,400              98
   Jefferson-Pilot                               8,350             319
   John Hancock Financial Services              15,100             462
   Leucadia National                             1,500              59
   Lincoln National                             20,800             731
   Loews                                        20,100             814
   Markel*                                         400              80
   Marsh & McLennan                             55,640           2,626
   MBIA                                          7,800             355
   Mercury General                               1,000              39
   Metlife (D)                                  43,800           1,176
   MGIC Investment                               4,800             224
   Mony Group                                    1,900              45
   Nationwide Financial Services, Cl A           1,400              41
   Old Republic International                   28,300             847
   Phoenix                                       4,600              38
   PMI Group                                    25,300             825
   Principal Financial Group                    15,800             458
   Progressive                                   4,100             232
   Protective Life                               3,700             109
   Prudential Financial                         30,900             929
   Radian Group                                  5,100             209
   Reinsurance Group of America                  1,000              27
   Safeco                                        7,200             261
   St. Paul                                     90,200           3,359
   Stancorp Financial Group                      6,200             328
   Torchmark                                    24,400             906
   Transatlantic Holdings                          900              62
   Travelers Property Casualty, Cl A*              522               8
   Travelers Property Casualty, Cl B*           51,102             818

----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
   Unitrin                                       2,000        $     62
   UnumProvident                                12,400             211
   WR Berkley                                    2,200              87
                                                              --------
                                                                32,791
                                                              --------
LEASING & RENTING -- 0.0%
   Forest City Enterprises, Cl A                   800              25
   GATX                                          2,300              56
   Rent-A-Center*                                  200              10
   Ryder System                                  2,700              62
   United Rentals*                               2,400              23
                                                              --------
                                                                   176
                                                              --------
MACHINERY -- 1.9%
   AGCO*                                         1,900              46
   Caterpillar                                  18,000             898
   Crane                                         2,400              49
   Cummins                                      15,700             494
   Deere                                        37,400           1,913
   Donaldson                                       400              15
   Dover                                        11,100             346
   Eaton                                         3,700             281
   Emerson Electric                             22,500           1,173
   FMC Technologies*                             2,947              57
   Johnson Controls                              9,200             763
   National-Oilwell*                             1,900              41
   Pall                                          6,300             120
   Parker Hannifin (D)                           5,900             276
   Pentair                                       2,600              93
   SPX*                                          2,300             109
   Tecumseh Products, Cl A                       8,900             424
   Teleflex                                      1,400              61
   Thermo Electron*                              6,700             131
                                                              --------
                                                                 7,290
                                                              --------
MEDICAL PRODUCTS & SERVICES -- 2.1%
   Advanced Medical Optics*                        300               3
   AmerisourceBergen                             1,184              69
   Anthem*                                       1,324              79
   Apogent Technologies*                         2,700              54
   Bausch & Lomb (D)                            16,400             619
   Becton Dickinson                             12,000             356
   Boston Scientific*                           47,014           1,975
   C.R. Bard                                     2,600             144
   Community Health Systems*                       700              14
   Coventry Health Care*                         1,400              40
   Edwards Lifesciences*                           700              18
   GlaxoSmithKline                              10,000             380
   Guidant*                                     71,650           2,145
   HCA                                          11,100             446
   Health Net*                                   4,700             121
   Healthsouth*                                 19,200              78

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002  17

STATEMENT OF NET ASSETS (Unaudited)

November 30, 2002
----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
   Henry Schein*                                   900        $     38
   Hillenbrand Industries                        2,500             121
   Human Genome Sciences*                        3,600              38
   ICOS*                                         2,900              92
   Invitrogen*                                   1,600              45
   McKesson                                      2,200              57
   Omnicare                                      2,200              48
   Orthodontic Centers of America*                 500               7
   Steris*                                         200               5
   Tenet Healthcare*                            49,800             919
   Triad Hospitals*                              1,800              54
   WellPoint Health Networks*                    6,400             421
                                                              --------
                                                                 8,386
                                                              --------
METALS & MINING -- 0.6%
   Alcoa                                        37,600             960
   Aptargroup                                    1,500              45
   Freeport-McMoRan Copper
     & Gold, Cl B (D)*                          37,400             580
   Newmont Mining                                2,100              49
   Peabody Energy (D)                            1,500              41
   Phelps Dodge*                                 4,100             129
   Precision Castparts                           3,100              76
   Shaw Group (D)*                               1,200              21
   Timken                                       20,400             405
                                                              --------
                                                                 2,306
                                                              --------
MISCELLANEOUS MANUFACTURING -- 0.4%
   Tyco International                           86,600           1,545
                                                              --------
OFFICE/BUSINESS EQUIPMENT -- 0.6%
   3M                                            5,600             727
   Avery Dennison                                1,600             103
   HON Industries                                2,300              64
   IKON Office Solutions                        54,000             411
   Pitney Bowes                                  5,400             191
   Steelcase, Cl A                               2,400              26
   Xerox (D)*                                   75,300             657
                                                              --------
                                                                 2,179
                                                              --------
PAINT & RELATED PRODUCTS -- 0.1%
   RPM International                             5,400              83
   Sherwin-Williams                              6,900             199
   Valspar                                       2,000              93
                                                              --------
                                                                   375
                                                              --------
PAPER & PAPER PRODUCTS -- 2.6%
   Boise Cascade                                 2,800              76
   Bowater                                       3,000             130
   Georgia-Pacific                              22,156             459
   International Paper                          81,568           3,201

----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
   Kimberly-Clark                               55,800        $  2,808
   MeadWestvaco                                 23,872             598
   Packaging of America*                         2,400              43
   Rayonier                                      1,600              74
   Temple-Inland                                 2,400             118
   Weyerhaeuser                                 53,000           2,788
                                                              --------
                                                                10,295
                                                              --------
PETROLEUM & FUEL PRODUCTS -- 8.4%
   Amerada Hess                                 12,200             683
   Anadarko Petroleum                           41,100           1,940
   Apache                                        7,010             378
   Burlington Resources                          8,700             366
   ChevronTexaco (D)                            79,679           5,341
   Cimarex Energy*                               1,488              23
   ConocoPhillips                               93,652           4,478
   Devon Energy                                  7,400             339
   Diamond Offshore Drilling                     1,400              31
   ENSCO International                           1,200              34
   EOG Resources                                 6,200             240
   Equitable Resources                           3,500             123
   Exxon Mobil (D)                             378,200          13,161
   Forest Oil*                                     700              19
   Halliburton                                  12,200             256
   Helmerich & Payne                             2,800              76
   Kerr-McGee                                    5,100             231
   Marathon Oil                                 45,100             902
   Murphy Oil                                      400              34
   Newfield Exploration*                         1,200              43
   Noble Energy                                  1,600              59
   Occidental Petroleum                         84,300           2,348
   Ocean Energy                                  3,100              58
   Patterson-UTI Energy*                           500              15
   Pioneer Natural Resources*                    5,200             128
   Pogo Producing                                2,400              86
   Premcor*                                      1,400              29
   Pride International*                          2,200              31
   Rowan                                         2,400              51
   Sunoco                                        3,500             104
   Tidewater                                     1,900              59
   Unocal                                       13,400             397
   Valero Energy                                15,300             489
   Varco International*                          2,000              33
   XTO Energy                                    5,200             125
                                                              --------
                                                                32,710
                                                              --------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.3%
   Eastman Kodak (D)                            33,900           1,252
                                                              --------
PRINTING & PUBLISHING -- 0.0%
   Media General, Cl A                             500              29
                                                              --------

--------------------------------------------------------------------------------
18  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002

----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
RAILROADS -- 1.3%
   Burlington Northern Santa Fe                 64,700        $  1,639
   CSX                                          40,800           1,128
   Norfolk Southern                             70,700           1,395
   Union Pacific                                18,100           1,048
                                                              --------
                                                                 5,210
                                                              --------
REAL ESTATE -- 0.0%
   Catellus Development*                         1,600              29
                                                              --------
REAL ESTATE INVESTMENT TRUSTS -- 1.3%
   AMB Property                                  4,700             130
   Annaly Mortgage Management                    5,000              92
   Apartment Investment &
     Management, Cl A                            4,800             179
   Archstone-Smith Trust                         8,700             201
   Arden Realty                                  3,600              80
   AvalonBay Communities                         3,300             131
   Boston Properties                             4,000             148
   BRE Properties, Cl A                          1,800              55
   Camden Property Trust                         1,400              48
   CarrAmerica Realty                            3,300              84
   Centerpoint Properties                          900              51
   Cousins Properties                            1,100              26
   Crescent Real Estate Equity                   4,200              70
   Developers Diversified Realty                 3,600              79
   Duke Realty                                   7,300             182
   Equity Office Properties Trust               22,642             582
   Equity Residential                           15,200             397
   First Industrial Realty Trust                 2,500              68
   General Growth Properties (D)                 3,600             178
   Health Care Property Investors                2,600             113
   Highwoods Properties                          2,000              41
   Hospitality Properties Trust                  3,500             119
   Host Marriott (D)*                           11,900             109
   iStar Financial                               2,800              77
   Kimco Realty                                  4,200             132
   Liberty Property Trust                        3,400             107
   Mack-Cali Realty                              2,100              63
   New Plan Excel Realty Trust                   5,600             106
   Plum Creek Timber                            10,503             256
   Prologis                                      8,667             213
   Public Storage                                5,300             165
   Reckson Associates Realty                     3,400              69
   Regency Centers                                 700              22
   Rouse                                         2,800              83
   Simon Property Group                          7,400             250
   Trizec Properties                             4,900              49
   United Dominion Realty Trust                  4,600              71
   Vornado Realty Trust                          3,900             146
   Weingarten Realty Investors                   1,900              71
                                                              --------
                                                                 5,043
                                                              --------

----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
RETAIL -- 3.0%
   American Eagle Outfitters*                      800        $     15
   Autonation*                                  10,400             128
   Barnes & Noble (D)*                           2,000              47
   Big Lots*                                     3,200              41
   Blockbuster, Cl A                            21,500             468
   Borders Group*                                3,400              62
   Brinker International*                          500              15
   Carmax*                                       2,230              44
   CBRL Group                                    2,700              74
   Circuit City Stores                           9,700              94
   Costco Wholesale*                            11,700             378
   CVS                                          20,300             546
   Darden Restaurants                           38,250             827
   Dillard's, Cl A                               4,000              77
   Federated Department Stores*                 36,600           1,196
   Foot Locker*                                  5,300              71
   GameStop*                                       600              11
   Home Depot                                   59,600           1,575
   JC Penney                                    14,100             335
   Limited                                      13,200             225
   May Department Stores                        34,500             844
   McDonald's                                   67,000           1,239
   Neiman-Marcus Group, Cl A*                    1,600              50
   Nike, Cl B (D)                                1,000              45
   Nordstrom                                     4,700              94
   Office Depot*                                15,700             278
   Outback Steakhouse                            1,800              64
   Pier 1 Imports                                3,500              68
   Reebok International (D)*                     2,300              66
   Rite Aid (D)*                                 9,800              23
   Safeway*                                     13,800             328
   Saks*                                         7,100              92
   Sears Roebuck                                74,300           2,058
   Sonic Automotive*                               700              12
   Talbots                                         300               9
   Toys "R" Us*                                  9,900             135
   Wendy's International                         2,100              59
   Yum! Brands*                                  3,000              72
   Zale*                                         1,100              39
                                                              --------
                                                                11,804
                                                              --------
RETIREMENT/AGED CARE -- 0.0%
   Manor Care (D)*                               3,300              64
                                                              --------
RUBBER-TIRES -- 0.1%
   Cooper Tire & Rubber                         19,400             309
   Goodyear Tire & Rubber (D)                   29,900             246
                                                              --------
                                                                   555
                                                              --------

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002  19

STATEMENT OF NET ASSETS (Unaudited)


Large Cap Value Fund (Concluded)
November 30, 2002
----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
SEMI-CONDUCTORS/INSTRUMENTS -- 0.2%
   Advanced Micro Devices*                      12,200        $    104
   Agere Systems, Cl B*                         39,618              56
   Amkor Technology*                             2,600              19
   Applied Micro Circuits*                       9,500              43
   Atmel*                                        7,300              26
   Broadcom, Cl A*                               4,600              90
   Conexant Systems (D)*                         8,800              20
   Cypress Semiconductor*                        1,600              14
   Fairchild Semiconductor
     International, Cl A*                          300               4
   Integrated Device Technology*                 3,200              34
   International Rectifier*                        600              15
   Intersil, Cl A*                               1,800              31
   JDS Uniphase (D)*                            33,600             114
   LSI Logic*                                    9,500              79
   Micron Technology (D)*                       13,700             217
   MKS Instruments*                                400               8
   National Semiconductor*                       1,400              28
   Novellus Systems*                               500              18
   Teradyne*                                     1,700              28
                                                              --------
                                                                   948
                                                              --------
SOFTWARE -- 0.2%
   Advent Software*                                400               7
   BMC Software*                                 5,300              95
   Citrix Systems*                               1,800              21
   Computer Associates
     International (D)                          20,600             311
   Compuware*                                   11,400              62
   Rational Software*                            2,000              19
   Sybase*                                       2,100              28
   Veritas Software*                             2,800              51
                                                              --------
                                                                   594
                                                              --------
STEEL & STEEL WORKS -- 0.1%
   AK Steel Holding*                             5,400              44
   Allegheny Technologies                        3,100              22
   Nucor                                         3,900             196
   United States Steel                           5,900              85
                                                              --------
                                                                   347
                                                              --------
TELEPHONES & TELECOMMUNICATIONS -- 5.9%
   Alltel                                       16,400             903
   AT&T                                         40,127           1,125
   AT&T Wireless Services*                      58,900             445
   BellSouth                                   122,100           3,394
   CenturyTel (D)                                7,500             232
   Citizens Communications*                      7,700              76
   IDT*                                          2,400              45
   Lucent Technologies (D)*                    163,700             286
   Nortel Networks*                            227,000             440

----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------

   Qwest Communications
     International (D)*                        156,733        $    759
   SBC Communications                          223,412           6,367
   Sprint-FON Group                            131,800           1,922
   Telephone & Data Systems                      2,700             148
   US Cellular*                                  1,000              30
   Verizon Communications                      162,806           6,818
                                                              --------
                                                                22,990
                                                              --------
TRUCKING -- 0.1%
   CNF                                           2,600              82
   Navistar International (D)*                   2,900              89
   Swift Transportation*                         1,800              34
                                                              --------
                                                                   205
                                                              --------
WATER UTILITIES -- 0.0%
   Philadelphia Suburban                         3,000              60
                                                              --------
WHOLESALE -- 0.5%
   Genuine Parts                                31,100             989
   Ingram Micro, Cl A*                          26,000             363
   Performance Food Group*                         900              32
   Tech Data*                                    8,800             270
   W.W. Grainger                                 3,900             210
                                                              --------
                                                                 1,864
                                                              --------
Total Common Stock
   (Cost $417,527)                                             378,317
                                                              --------

RIGHTS -- 0.0%
ENTERTAINMENT -- 0.0%
   Liberty Media, Ser-A (C)
     Expires 12/02/02                            5,504              26
                                                              --------
Total Rights
   (Cost $0)                                                        26
                                                              --------

U.S.TREASURY OBLIGATIONS -- 0.3%
   U.S. Treasury Bills (A)
        1.583%, 02/27/03                        $1,000             997
                                                              --------
Total U.S. Treasury Obligations
   (Cost $996)                                                     997
                                                              --------

--------------------------------------------------------------------------------
20  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002

----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
EXCHANGE TRADED FUND -- 0.1%
   iShares Russell 1000
     Value Index Fund                           11,000        $    543
                                                              --------
Total Exchange Traded Fund
   (Cost $558)                                                     543
                                                              --------

REPURCHASE AGREEMENT -- 2.7%
   Morgan Stanley Dean Witter
     1.270%, dated 11/29/02, matures
     12/02/02, repurchase price
     $10,400,280 (collateralized by
     U.S. Agency obligations, total
     market value: $10,660,706)(B)             $10,399          10,399
                                                              --------
Total Repurchase Agreement
   (Cost $10,399)                                               10,399
                                                              --------
Total Investments -- 99.9%
   (Cost $429,480)                                             390,282
                                                              --------
Other Assets and Liabilities, Net -- 0.1%                          574
                                                              --------
Total Net Assets -- 100.0%                                    $390,856
                                                              ========

STATEMENT OF ASSETS AND LIABILITIES:
Assets
   Investments at value (Cost $429,480)                       $390,282
   Collateral received on securities loaned                     35,965
   Receivable for investment securities sold                     2,174
   Dividend and interest receivable                                936
   Other assets                                                     14
                                                              --------
Total Assets                                                   429,371
                                                              --------
Liabilities
   Payable for collateral on securities loaned                  35,965
   Payable to custodian                                             21
   Payable for investment securities purchased                   2,124
   Payable for capital shares redeemed                             266
   Investment advisory fees payable                                 76
   Accrued expenses and other liabilities                           63
                                                              --------
Total Liabilities                                               38,515
                                                              --------
Total Net Assets                                              $390,856
                                                              ========


----------------------------------------------------------------------
                                                                 Value
                                                         ($ Thousands)
----------------------------------------------------------------------
NET ASSETS:
Paid-in-Capital -- Class A Shares
   (unlimited authorization -- no par value)
   based on 44,109,232 outstanding shares
   of beneficial interest                                     $445,863
Undistributed net investment income                              1,426
Accumulated net realized loss on investments                   (18,166)
Net unrealized depreciation on investments                     (39,198)
Net unrealized appreciation on futures contracts                   931
                                                              --------
Total Net Assets -- 100.0%                                    $390,856
                                                              ========
Net Assets Value, Offering and Redemption
   Price Per Share                                               $8.86
                                                                 =====

* Non-Income Producing Security
(A) Security, or portion thereof, is pledged as collateral on open futures contracts.
(B) Tri-Party Repurchase Agreement
(C) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of November 30, 2002 was $669,883.
(D) This security or a partial position of this security is on loan at November 30, 2002 (see Note 11). The total value of securities on loan at November 30, 2002 was $34,481,972.
Cl -- Class
Ser -- Series
Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integal part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002  21

STATEMENT OF NET ASSETS (Unaudited)


Large Cap Growth Fund
November 30, 2002
----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
COMMON STOCK -- 97.0%
AEROSPACE & DEFENSE -- 0.3%
   Northrop Grumman                              5,120        $    496
   United Technologies                           9,300             581
                                                              --------
                                                                 1,077
                                                              --------
APPAREL/TEXTILES -- 0.8%
   Cintas                                       57,260           2,890
                                                              --------
BANKS -- 2.9%
   Bank of America                              13,700             960
   Bank of New York (C)                         26,874             816
   Bank One                                     32,500           1,283
   JP Morgan Chase                              24,400             614
   Northern Trust                               65,000           2,516
   State Street                                 94,954           4,273
                                                              --------
                                                                10,462
                                                              --------
BEAUTY PRODUCTS -- 4.2%
   Avon Products                                16,000             822
   Colgate-Palmolive (C)                        87,092           4,476
   Gillette                                    165,642           5,022
   Procter & Gamble                             57,119           4,798
                                                              --------
                                                                15,118
                                                              --------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 5.5%
   Clear Channel Communications*                95,900           4,168
   Comcast, Cl A*                              112,100           2,556
   COX Communications, Cl A (C)*               119,100           3,606
   Gannett                                      27,900           1,988
   Liberty Media, Cl A*                        300,000           3,168
   Viacom, Cl B*                                87,400           4,109
                                                              --------
                                                                19,595
                                                              --------
BUILDING & CONSTRUCTION -- 0.6%
   Masco                                       102,894           2,075
                                                              --------
COMMERCIAL SERVICES -- 1.6%
   Danaher                                      23,200           1,458
   Expedia, Cl A (C)*                           35,000           2,686
   Robert Half International*                   80,000           1,572
                                                              --------
                                                                 5,716
                                                              --------
COMMUNICATIONS EQUIPMENT -- 3.9%
   EchoStar Communications, Cl A (C)*          122,500           2,500
   Nokia Oyj ADR                               237,967           4,571
   Qualcomm*                                   170,716           7,037
                                                              --------
                                                                14,108
                                                              --------

----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
COMPUTERS & SERVICES -- 4.4%
   Affiliated Computer Services, Cl A*           8,600        $    430
   BISYS Group*                                 23,200             471
   Cisco Systems*                              375,200           5,598
   Dell Computer*                               95,100           2,717
   eBay*                                        70,286           4,846
   EMC-Mass*                                    87,032             631
   Hewlett-Packard                              27,000             526
   Lexmark International*                       10,800             714
                                                              --------
                                                                15,933
                                                              --------
DATA PROCESSING -- 4.2%
   Automatic Data Processing                    24,922           1,083
   First Data                                  329,495          11,414
   Fiserv*                                      76,078           2,581
                                                              --------
                                                                15,078
                                                              --------
DRUGS -- 7.5%
   Allergan                                     45,000           2,645
   Cephalon*                                    13,700             751
   Eli Lilly (C)                                32,859           2,244
   Forest Laboratories*                         17,500           1,878
   Pfizer                                      498,695          15,729
   Pharmacia                                    76,661           3,243
   Wyeth                                        12,100             465
                                                              --------
                                                                26,955
                                                              --------
ELECTRICAL SERVICES -- 0.2%
   DTE Energy                                   15,200             674
                                                              --------
ELECTRONICS -- 0.3%
   Flextronics International*                   87,100             959
                                                              --------
ENTERTAINMENT -- 0.5%
   Walt Disney                                  86,252           1,709
                                                              --------
FINANCIAL SERVICES -- 10.5%
   Charles Schwab                              521,714           6,021
   Citigroup                                   199,621           7,761
   Concord EFS*                                103,867           1,558
   Fannie Mae                                   12,700             801
   Freddie Mac                                  12,400             715
   Goldman Sachs Group                          54,387           4,289
   MBNA                                        242,200           5,169
   Merrill Lynch                                10,600             461
   Moody's                                      60,000           2,641
   Morgan Stanley Dean Witter                   45,700           2,067
   Paychex                                     208,217           6,080
                                                              --------
                                                                37,563
                                                              --------

--------------------------------------------------------------------------------
22  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002

----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO -- 2.1%
   Anheuser-Busch                               12,300        $    604
   Coca-Cola                                    78,390           3,578
   Kellogg                                      23,200             774
   PepsiCo                                      49,169           2,089
   Unilever                                     11,100             645
                                                              --------
                                                                 7,690
                                                              --------
GAS/NATURAL GAS -- 0.3%
   Praxair                                      20,200           1,192
                                                              --------
HOTELS & LODGING -- 1.5%
   Harrah's Entertainment*                      29,300           1,172
   Marriott International, Cl A (C)            117,027           4,184
                                                              --------
                                                                 5,356
                                                              --------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 1.4%
   General Electric                            122,200           3,312
   Newell Rubbermaid                            57,092           1,811
                                                              --------
                                                                 5,123
                                                              --------
INSURANCE -- 4.4%
   ACE                                          10,900             372
   Allstate                                     13,200             515
   American International Group (C)            183,843          11,978
   Marsh & McLennan                             41,946           1,980
   Old Republic International                    2,480              74
   Travelers Property Casualty, Cl A*                1              --
   Willis Group Holdings*                       25,400             701
                                                              --------
                                                                15,620
                                                              --------
MACHINERY -- 0.7%
   Caterpillar                                  29,518           1,473
   SPX*                                         25,000           1,180
                                                              --------
                                                                 2,653
                                                              --------
MEDICAL PRODUCTS & SERVICES -- 11.0%
   Amgen*                                      143,723           6,784
   Boston Scientific*                           14,700             617
   Cardinal Health                              86,105           5,299
   Caremark Rx*                                 46,100             814
   Health Management Associates, Cl A           47,200             827
   Health Net*                                  24,900             643
   IMS Health                                  116,202           1,929
   Johnson & Johnson (C)                       142,257           8,112
   Medtronic                                   273,804          12,800
   UnitedHealth Group                            6,450             525
   WellPoint Health Networks*                   18,800           1,238
                                                              --------
                                                                39,588
                                                              --------

----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
MOTORCYCLES, BICYCLES & PARTS -- 0.6%
   Harley-Davidson                              45,200        $  2,194
                                                              --------
OFFICE/BUSINESS EQUIPMENT -- 0.8%
   3M                                           21,704           2,818
                                                              --------
PETROLEUM & FUEL PRODUCTS -- 1.8%
   GlobalSantaFe                                36,974             947
   Ocean Energy                                 40,600             765
   Schlumberger                                 70,497           3,119
   Transocean                                   69,783           1,696
                                                              --------
                                                                 6,527
                                                              --------
RAILROADS -- 0.1%
   Union Pacific                                 7,900             457
                                                              --------
RETAIL -- 11.1%
   Bed Bath & Beyond*                           20,940             726
   Brinker International*                       32,200             960
   Costco Wholesale*                           137,157           4,430
   Family Dollar Stores                         32,600             961
   Home Depot                                  169,829           4,487
   Kohl's*                                     128,446           8,799
   Lowe's                                       58,404           2,424
   Nestle                                       15,300             773
   RadioShack (C)                               91,000           2,161
   Safeway*                                     85,000           2,021
   Wal-Mart Stores                             144,330           7,817
   Walgreen                                    121,700           3,504
   Wendy's International                        28,200             788
                                                              --------
                                                                39,851
                                                              --------
SEMI-CONDUCTORS/INSTRUMENTS -- 3.7%
   Altera*                                      60,100             873
   Intel                                       504,867          10,542
   Maxim Integrated Products                    13,100             552
   Micron Technology*                           52,700             833
   Texas Instruments                            30,400             611
                                                              --------
                                                                13,411
                                                              --------
SOFTWARE -- 7.4%
   DST Systems*                                 23,370             887
   Electronic Arts*                             39,984           2,713
   Intuit*                                       6,800             367
   Microsoft*                                  321,349          18,580
   Peoplesoft*                                  26,500             521
   Sungard Data Systems*                        45,284           1,058
   Symantec*                                    16,300             713
   Veritas Software*                            90,653           1,648
                                                              --------
                                                                26,487
                                                              --------

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002  23

STATEMENT OF NET ASSETS (Unaudited)


Large Cap Growth Fund (Concluded)
November 30, 2002
----------------------------------------------------------------------
                                           Shares/Face    Market Value
Description                               Amount (000)   ($ Thousands)
----------------------------------------------------------------------
TELEPHONES & TELECOMMUNICATIONS -- 0.2%
   Verizon Communications                       17,000        $    712
                                                              --------
TRUCKING -- 2.2%
   Expeditors International Washington         110,000           3,679
   United Parcel Service, Cl B                  68,651           4,350
                                                              --------
                                                                 8,029
                                                              --------
WHOLESALE -- 0.3%
   Fastenal                                     31,701           1,133
                                                              --------
Total Common Stock
   (Cost $380,787)                                             348,753
                                                              --------

U.S. TREASURY OBLIGATIONS -- 0.5%
   U.S. Treasury Bills (A)
     1,583%, 02/27/03                           $1,700           1,695
                                                              --------
Total U.S. Treasury Obligations
   (Cost $1,693)                                                 1,695
                                                              --------

RIGHTS -- 0.0%
   Liberty Media, Ser-A (D)
     Expires 12/02/02                           12,000              55
                                                              --------
Total Rights
   (Cost $0)                                                        55
                                                              --------

REPURCHASE AGREEMENT -- 2.5%
   Morgan Stanley Dean Witter
     1.270%, dated 11/29/02, matures
     12/02/02, repurchase price
     $9,164,594 (collateralized by
     U.S. Agency obligations, total
     market value: $9,393,982) (B)               9,164           9,164
                                                              --------
Total Repurchase Agreement
   (Cost $9,164)                                                 9,164
                                                              --------
Total Investments -- 100.0%
   (Cost $391,644)                                             359,667
                                                              --------
Other Assets and Liabilities, Net -- 0.0%                         (167)
                                                              --------
Total Net Assets -- 100.0%                                    $359,500
                                                              ========


----------------------------------------------------------------------
                                                                 Value
Description                                              ($ Thousands)
----------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES:
Assets
   Investments at value (Cost $391,644)                       $359,667
   Cash                                                              6
   Collateral received on securities loaned                     21,446
   Receivable for investment securities sold                       780
   Dividend and interest receivable                                276
   Other assets                                                     44
                                                              --------
Total Assets                                                   382,219
                                                              --------
Liabilities
   Payable for collateral on securities loaned                  21,446
   Payable for investment securities purchased                   1,105
   Payable for capital shares redeemed                              23
   Investment advisory fees payable                                 74
   Accrued expenses and other liabilities                           71
                                                              --------
Total Liabilities                                               22,719
                                                              --------
Total Net Assets                                              $359,500
                                                              ========

NET ASSETS:
Paid-in-Capital -- Class A Shares
   (unlimited authorization -- no par value)
   based on 77,534,688 outstanding
   shares of beneficial interest                              $555,315
Undistributed net investment income                                373
Accumulated net realized loss on investments                  (164,681)
Net unrealized depreciation on investments                     (31,977)
Net unrealized appreciation on futures contracts                   470
                                                              --------
Total Net Assets -- 100.0%                                    $359,500
                                                              ========
Net Assets Value, Offering and Redemption
   Price Per Share                                               $4.64
                                                                 =====

* Non-Income Producing Security
(A) Security, or portion thereof, is pledged as collateral on open futures contracts.
(B) Tri-Party Repurchase Agreement
(C) This security or a partial position of this security is on loan at November 30, 2002 (see Note 11). The total value of securities on loan at November 30, 2002 was $20,774,018.
(D) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of November 30, 2002 was $55,200.
ADR -- American Depository Receipt
Cl -- Class
Ser -- Series
Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
24  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002

Large Cap Index Fund
November 30, 2002
----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
COMMON STOCK -- 99.1%
AEROSPACE & DEFENSE -- 1.7%
   Alliant Techsystems*                            221         $    13
   Boeing                                        6,519             222
   General Dynamics                              1,452             118
   Goodrich                                        786              14
   Honeywell International                       6,749             175
   Hughes Electronics*                           7,230              84
   Lockheed Martin                               3,075             161
   Northrop Grumman                                803              78
   Raytheon                                      3,283              96
   Rockwell Collins                              1,520              33
   Textron                                         983              42
   United Technologies                           3,881             242
                                                               -------
                                                                 1,278
                                                               -------
AIR TRANSPORTATION -- 0.4%
   AMR*                                          1,220               9
   Continental Airlines, Cl B*                     524               5
   Delta Air Lines                                 995              13
   FedEx                                         2,455             129
   JetBlue Airways*                                 35               1
   Northwest Airlines*                             410               4
   Sabre Holdings*                               1,215              26
   Skywest                                         410               6
   Southwest Airlines                            6,310             105
                                                               -------
                                                                   298
                                                               -------
APPAREL/TEXTILES -- 0.3%
   Cintas                                          984              50
   Coach*                                          656              22
   Columbia Sportswear*                            140               6
   Jones Apparel Group*                          1,003              37
   Liz Claiborne                                   883              28
   Mohawk Industries*                              405              25
   Polo Ralph Lauren*                              210               5
   Timberland, Cl A*                               181               7
   VF                                              685              26
                                                               -------
                                                                   206
                                                               -------
AUTOMOTIVE -- 0.9%
   Advance Auto Parts*                             128               7
   American Axle &
     Manufacturing Holdings*                       200               5
   ArvinMeritor                                    650              11
   Autoliv                                         794              17
   BorgWarner                                      200              10
   Dana                                          1,295              17
   Delphi                                        4,580              39
   Ford Motor                                   14,970             170
   General Motors                                4,626             184
   Harsco                                          347              11

----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
   ITT Industries                                  749         $    45
   Lear*                                           546              20
   O'Reilly Automotive*                            343              10
   Paccar                                          885              43
   Polaris Industries                              186              12
   TRW                                             870              45
   Visteon                                       1,020               8
                                                               -------
                                                                   654
                                                               -------
BANKS -- 8.8%
   AmSouth Bancorp                               3,022             580
   Associated Banc                                 604              20
   Astoria Financial                               718              19
   BancorpSouth                                    700              14
   Bank of America                              12,609             884
   Bank of Hawaii                                  594              18
   Bank of New York                              5,980             181
   Bank One                                      9,632             380
   Banknorth Group                               1,233              27
   BB&T                                          3,940             150
   BOK Financial*                                  145               5
   Capitol Federal Financial                       200               5
   Charter One Financial                         1,895              57
   Citizens Banking                                363               9
   City National                                   350              16
   Colonial BancGroup                            1,044              13
   Comerica                                      1,441              68
   Commerce Bancorp                                418              19
   Commerce Bancshares                             447              18
   Compass Bancshares                            1,073              35
   Cullen/Frost Bankers                            410              14
   Downey Financial                                176               7
   Fifth Third Bancorp                           4,181             234
   First Midwest Bancorp                           400              11
   First Tennessee National                      1,067              39
   First Virginia Banks                            588              22
   FirstMerit                                      718              16
   FleetBoston Financial                         8,594             233
   FNB                                             358              10
   Fulton Financial                                887              16
   Golden West Financial                         1,036              72
   Greater Bay Bancorp                             365               6
   Greenpoint Financial                            685              29
   Hibernia, Cl A                                1,320              26
   Hudson City Bancorp                             604              12
   Hudson United Bancorp                           364              11
   Huntington Bancshares                         2,077              41
   Independence Community Bank                     400              10
   IndyMac Bancorp*                                421               8
   Investors Financial Services                    540              19
   JP Morgan Chase                              16,323             411
   Keycorp                                       3,512              92
   M&T Bank                                        610              49

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002  25

STATEMENT OF NET ASSETS (Unaudited)

November 30, 2002
----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
   Marshall & Ilsley                             1,836         $    52
   Mellon Financial                              3,627             109
   Mercantile Bankshares                           579              23
   National City                                 5,008             139
   National Commerce Financial                   1,715              43
   New York Community Bancorp                      905              25
   North Fork Bancorporation NY Shares           1,329              46
   Northern Trust                                1,622              63
   Old National Bancorp                            525              12
   Park National                                    93               9
   Peoples Bank Bridgeport                         200               5
   PNC Financial Services Group                  2,308              97
   Popular                                       1,120              38
   Provident Financial Group                       351              10
   Regions Financial                             1,901              66
   Roslyn Bancorp                                  600              11
   Silicon Valley Bancshares*                      364               7
   Sky Financial Group                             585              11
   SouthTrust                                    2,863              75
   Sovereign Bancorp                             2,090              29
   State Street                                  2,677             120
   SunTrust Banks                                2,065             121
   Synovus Financial                             2,440              51
   TCF Financial                                   604              26
   Trustmark                                       380               9
   Union Planters                                1,680              49
   UnionBanCal                                     404              18
   US Bancorp                                   15,678             343
   Valley National Bancorp                         780              21
   Wachovia                                     11,221             394
   Washington Federal                              533              13
   Washington Mutual                             8,002             288
   Webster Financial                               398              13
   Wells Fargo                                  14,016             648
   Westamerica Bancorp                             222               9
   Whitney Holding                                 344              12
   Wilmington Trust                                559              18
   Zions Bancorporation                            763              31
                                                               -------
                                                                 6,438
                                                               -------
BEAUTY PRODUCTS -- 2.2%
   Alberto-Culver, Cl B                            231              11
   Avon Products                                 1,932              99
   Colgate-Palmolive                             4,437             228
   Dial                                            853              18
   Ecolab                                        1,070              53
   Estee Lauder, Cl A                              910              25
   Gillette                                      8,671             263
   International Flavors & Fragrances              591              20
   Procter & Gamble                             10,645             894
                                                               -------
                                                                 1,611
                                                               -------

----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
BIOTECHNOLOGY -- 0.5%
   Affymetrix*                                     410         $    11
   Biogen*                                       1,231              55
   Charles River Laboratories
     International*                                364              13
   Chiron*                                         779              31
   Genentech*                                    1,827              60
   Genzyme General Division*                     1,622              53
   Gilead Sciences*                              1,427              56
   Idec Pharmaceuticals*                           929              31
   Medimmune*                                    2,085              55
   Quest Diagnostics*                              588              33
                                                               -------
                                                                   398
                                                               -------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 4.3%
   American Greetings, Cl A*                       580               9
   AOL Time Warner*                             35,101             575
   Avaya*                                        2,940               9
   Belo                                            727              17
   Cablevision Systems*                          1,060              18
   Catalina Marketing*                             232               5
   Charter Communications, Cl A*                 1,020               2
   CIENA*                                        3,548              24
   Clear Channel Communications*                 4,200             183
   Comcast, Cl A*                               17,904             420
   Comverse Technology*                          1,530              19
   COX Communications, Cl A*                     1,694              51
   COX Radio, Cl A*                                217               5
   Cumulus Media*                                  200               3
   Dow Jones & Co                                  394              16
   Emmis Communications, Cl A*                     226               5
   Entercom Communications*                        228              12
   Entravision Communications, Cl A*               439               5
   E.W. Scripps, Cl A                              209              17
   Fox Entertainment Group, Cl A*                1,113              30
   Gannett                                       2,151             153
   Gemstar-TV Guide International*               1,830               7
   Getty Images*                                   202               6
   Hearst-Argyle Television*                       178               4
   Hispanic Broadcasting*                          440              12
   Interpublic Group                             3,194              48
   Knight-Ridder                                   671              42
   Lamar Advertising*                              641              22
   Lee Enterprises                                 363              12
   Liberty Media, Cl A*                         21,390             226
   Lin TV, Cl A*                                   152               4
   McClatchy, Cl A                                 176              10
   McGraw-Hill                                   1,606              95
   Meredith                                        351              15
   New York Times, Cl A                          1,095              53
   Omnicom Group                                 1,517             103
   Polycom*                                        810               9
   Radio One, Cl D*                                610              10

--------------------------------------------------------------------------------
26  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002

----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
   Reader's Digest Association                     802         $    14
   RR Donnelley & Sons                             820              17
   Scholastic*                                     209               9
   Tellabs*                                      3,360              30
   Tribune                                       1,604              73
   UnitedGlobalCom*                                600               2
   Univision Communications*                     1,269              41
   USA Interactive*                              1,569              44
   Valassis Communications*                        405              11
   Viacom, Cl B*                                12,774             600
   Washington Post                                  32              23
   Westwood One*                                   606              24
                                                               -------
                                                                 3,144
                                                               -------
BUILDING & CONSTRUCTION -- 0.4%
   American Standard*                              431              32
   Centex                                          432              22
   Clayton Homes                                   775              10
   DR Horton                                       980              19
   KB Home                                         363              16
   Lafarge North America                           214               7
   Lennar                                          410              22
   Martin Marietta Materials                       396              12
   Masco                                         4,004              81
   NVR*                                             40              13
   Pulte Homes                                     396              19
   Ryland Group                                    200               7
   Toll Brothers*                                  364               8
   Vulcan Materials                                776              29
   York International                              343               9
                                                               -------
                                                                   306
                                                               -------
CHEMICALS -- 1.3%
   Albemarle                                       200               6
   Ashland                                         577              17
   Cabot                                           430              11
   Church & Dwight                                 230               7
   Dow Chemical                                  7,451             238
   E.I. du Pont de Nemours                       8,144             363
   Eastman Chemical                                607              24
   Engelhard                                     1,115              27
   Hercules*                                       620               6
   IMC Global                                      900              12
   Lubrizol                                        410              13
   Lyondell Chemical                             1,033              15
   Monsanto                                      2,141              38
   OM Group                                        205               1
   PPG Industries                                1,400              70
   Rohm & Haas                                   1,317              46
   Scotts, Cl A*                                   168               8
   Sigma-Aldrich                                   590              30
                                                               -------
                                                                   932
                                                               -------

----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
COAL MINING -- 0.0%
   Consol Energy                                   193         $     3
                                                               -------
COMMERCIAL SERVICES -- 0.6%
   AMN Healthcare Services*                        144               3
   Career Education*                               368              14
   Cendant*                                      9,011             113
   Certegy*                                        451              11
   Convergys*                                    1,388              24
   CSG Systems International*                      410               6
   Danaher                                         893              56
   Education Management*                           200               8
   Expedia, Cl A*                                   73               6
   Fluor                                           610              17
   Harte-Hanks                                     452               9
   Hotels.com, Cl A*                                70               5
   Interactive Data*                               311               5
   Iron Mountain*                                  429              14
   Jacobs Engineering Group*                       392              14
   Manpower                                        602              22
   Pittston Brink's Group                          400               7
   Quintiles Transnational*                      1,032              12
   Robert Half International*                    1,311              26
   Rockwell Automation                           1,320              28
   ServiceMaster                                 2,497              30
   St. Joe                                         205               6
   Total System Services                           226               3
   Viad                                            732              17
                                                               -------
                                                                   456
                                                               -------
COMMUNICATIONS EQUIPMENT -- 0.9%
   ADC Telecommunications*                       6,420              14
   Advanced Fibre Communication*                   710              13
   Andrew*                                         800               9
   Corning*                                      7,740              34
   EchoStar Communications, Cl A*                1,930              39
   Harman International Industries                 200              13
   Harris                                          446              12
   Motorola                                     18,720             213
   PanAmSat*                                       200               4
   Qualcomm*                                     6,308             260
   Scientific-Atlanta                            1,320              18
   Titan*                                          600               7
   Utstarcom*                                      526              11
                                                               -------
                                                                   647
                                                               -------
COMPUTERS & SERVICES -- 5.9%
   3Com*                                         2,950              15
   Affiliated Computer Services, Cl A*             783              39
   Amazon.Com*                                   1,530              36
   Apple Computer*                               2,902              45
   Autodesk                                        920              14
   BISYS Group*                                    920              19

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002  27

STATEMENT OF NET ASSETS (Unaudited)

November 30, 2002
----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
   Cadence Design Systems*                       2,195         $    32
   CDW Computer Centers*                           422              22
   Ceridian*                                     1,256              18
   Checkfree*                                      518              10
   Cisco Systems*                               59,930             894
   Computer Sciences*                            1,324              46
   Dell Computer*                               18,528             529
   Diebold                                         588              23
   eBay*                                         1,212              84
   Electronic Data Systems                       3,972              74
   EMC-Mass*                                    18,320             133
   Emulex*                                         610              15
   Gateway*                                      1,430               6
   GTECH Holdings*                                 410               9
   Hewlett-Packard                              22,175             432
   International Business Machines              14,019           1,221
   International Game Technology*                  745              57
   Jabil Circuit*                                1,320              28
   Jack Henry & Associates                         643               8
   Juniper Networks*                             2,740              27
   Lexmark International*                        1,070              71
   Macromedia*                                     500               6
   NCR*                                            630              17
   Network Appliance*                            2,440              34
   Perot Systems, Cl A*                            600               7
   RealNetworks*                                   710               3
   Reynolds & Reynolds, Cl A                       556              15
   Storage Technology*                             820              18
   Sun Microsystems*                            26,680             115
   Symbol Technologies                           1,930              20
   Synopsys*                                       639              33
   Ticketmaster, Cl B*                             208               5
   TMP Worldwide*                                  710              10
   Unisys*                                       2,650              30
   VeriSign*                                     1,840              19
   WebMD*                                        2,330              20
   Yahoo*                                        3,196              58
   Zebra Technologies, Cl A*                       186              12
                                                               -------
                                                                 4,329
                                                               -------
CONTAINERS & PACKAGING -- 0.2%
   Ball                                            413              21
   Bemis                                           402              21
   Owens-Illinois*                                 909              14
   Pactiv*                                       1,320              27
   Sealed Air*                                     718              27
   Smurfit-Stone Container*                      1,490              22
   Sonoco Products                                 786              20
                                                               -------
                                                                   152
                                                               -------
DATA PROCESSING -- 0.8%
   Acxiom*                                         610               9
   Automatic Data Processing                     5,085             221

----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
   ChoicePoint*                                    686         $    26
   Dun & Bradstreet*                               599              21
   First Data                                    6,286             218
   Fiserv*                                       1,585              54
   Global Payments                                 232               7
   SEI Investments (C)                             600              19
                                                               -------
                                                                   575
                                                               -------
DRUGS -- 7.9%
   Abbott Laboratories                          12,789             560
   Allergan                                      1,057              62
   Andrx*                                          534               8
   Barr Laboratories*                              202              13
   Bristol-Myers Squibb                         15,881             421
   Celgene*                                        610              15
   Cephalon*                                       386              21
   Diagnostic Products                             175               6
   Eli Lilly                                     7,896             539
   Forest Laboratories*                          1,265             136
   ICN Pharmaceuticals                             710               8
   IVAX*                                         1,214              17
   King Pharmaceuticals*                         2,048              39
   Medicis Pharmaceutical, Cl A*                   211              10
   Merck                                        18,551           1,102
   Millennium Pharmaceuticals*                   2,322              23
   Mylan Laboratories                            1,064              36
   Pfizer                                       51,133           1,613
   Pharmacia                                    10,600             448
   Schering-Plough                              12,031             273
   SICOR*                                          610              10
   Vertex Pharmaceuticals*                         598              11
   Watson Pharmaceuticals*                         805              24
   Wyeth                                        10,873             418
                                                               -------
                                                                 5,813
                                                               -------
EDUCATIONAL SERVICES -- 0.1%
   Apollo Group, Cl A*                             987              41
   DeVry*                                          410               7
   University of Phoenix Online*                   146               5
                                                               -------
                                                                    53
                                                               -------
ELECTRICAL SERVICES -- 2.6%
   AES*                                          3,360               7
   Allegheny Energy                              1,098               8
   Allete                                          606              14
   Alliant Energy                                  838              14
   Ameren                                        1,269              52
   American Electric Power                       2,666              76
   American Power Conversion*                    1,320              21
   Aquila                                        1,420               3
   Calpine*                                      2,950              13
   Centerpoint Energy                            2,240              17

--------------------------------------------------------------------------------
28  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002

----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
   Cinergy                                       1,388         $    45
   CMS Energy                                    1,020              10
   Consolidated Edison                           1,730              69
   Constellation Energy Group                    1,326              35
   Dominion Resources                            2,472             126
   DPL                                           1,104              17
   DTE Energy                                    1,320              58
   Duke Energy                                   7,191             142
   Edison International*                         2,750              30
   Energy East                                   1,240              27
   Entergy                                       1,860              81
   Exelon                                        2,649             133
   FirstEnergy                                   2,288              72
   FPL Group                                     1,452              85
   Great Plains Energy                             525              12
   Hawaiian Electric Industries                    233              10
   Hubbell, Cl B                                   399              14
   Idacorp                                         233               6
   Kemet*                                          714               8
   MDU Resources Group                             587              14
   Mirant*                                       3,260               7
   Molex                                         1,120              31
   NiSource                                      1,722              34
   Northeast Utilities                           1,020              15
   NSTAR                                           410              17
   OGE Energy                                      610              10
   Pepco Holdings                                1,236              25
   PG&E*                                         3,232              45
   Pinnacle West Capital                           610              20
   PPL                                           1,282              43
   Progress Energy                               1,807              76
   Public Service Enterprise Group               1,710              51
   Puget Energy                                    723              16
   Reliant Resources*                            2,309               5
   SCANA                                           820              25
   Southern                                      5,782             151
   TECO Energy                                   1,332              20
   TXU                                           2,140              33
   Wisconsin Energy                                973              22
   Xcel Energy                                   3,355              36
                                                               -------
                                                                 1,901
                                                               -------
ELECTRONICS -- 0.4%
   Adaptec*                                        900               6
   Agilent Technologies*                         3,820              74
   Arrow Electronics*                              805              13
   Avnet*                                          853              12
   AVX                                             410               5
   Energizer Holdings*                             766              23
   Gentex*                                         605              18
   L-3 Communications Holdings*                    577              26
   Sanmina-SCI*                                  4,380              21
   Solectron*                                    6,720              31

----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
   Tektronix*                                      710         $    14
   Vishay Intertechnology*                       1,320              19
                                                               -------
                                                                   262
                                                               -------
ENTERTAINMENT -- 0.6%
   Brunswick                                       769              16
   Callaway Golf                                   582               8
   Hasbro                                        1,223              16
   International Speedway, Cl A                    200               8
   Mattel                                        3,612              74
   Metro-Goldwyn-Mayer*                            445               6
   Regal Entertainment Group, Cl A                 155               3
   Six Flags*                                      710               5
   Walt Disney                                  16,726             332
                                                               -------
                                                                   468
                                                               -------
ENVIRONMENTAL SERVICES -- 0.2%
   Allied Waste Industries*                      1,120              12
   Republic Services*                            1,315              28
   Waste Management                              4,761             119
                                                               -------
                                                                   159
                                                               -------
FINANCIAL SERVICES -- 7.0%
   Affiliated Managers Group*                      181              10
   AG Edwards                                      668              24
   Allied Capital (B)                              810              18
   American Express                              9,672             377
   AmeriCredit*                                  1,020               9
   Bear Stearns                                    783              50
   BlackRock*                                      159               6
   Capital One Financial                         1,658              56
   Charles Schwab                                9,060             105
   Citigroup                                    42,732           1,661
   Concord EFS*                                  4,198              63
   Countrywide Credit Industry                     861              42
   Deluxe                                          558              24
   Doral Financial                                 509              14
   E*TRADE Group*                                2,350              13
   Eaton Vance                                     417              13
   Equifax                                       1,213              29
   Fannie Mae                                    8,161             515
   Federated Investors, Cl B                       710              19
   Franklin Resources                            1,412              52
   Freddie Mac                                   5,700             329
   Goldman Sachs Group                           1,900             150
   H&R Block                                     1,521              58
   Household International                       3,770             108
   Instinet Group*                                 400               1
   Investment Technology Group*                    401              12
   John Nuveen, Cl A                               180               5
   LaBranche*                                      395              12
   Legg Mason                                      543              28

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002  29

STATEMENT OF NET ASSETS (Unaudited)

November 30, 2002
----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
   Lehman Brothers Holdings                      2,008         $   123
   MBNA                                          8,722             186
   Merrill Lynch                                 7,042             306
   Moody's                                       1,079              48
   Morgan Stanley Dean Witter                    9,031             409
   Neuberger Berman                                410              14
   Paychex                                       2,703              79
   Providian Financial*                          2,140              13
   Raymond James Financial                         339              11
   SLM                                           1,211             118
   Stilwell Financial                            1,882              28
   Student Loan                                     32               3
   T Rowe Price Group                              820              25
   Waddell & Reed Financial, Cl A                  596              12
                                                               -------
                                                                 5,178
                                                               -------
FOOD, BEVERAGE & TOBACCO -- 5.5%
   Adolph Coors, Cl B                              203              13
   Albertson's                                   3,129              73
   American Water Works                            405              18
   Anheuser-Busch                                7,186             353
   Archer-Daniels-Midland                        4,645              62
   Brown-Forman, Cl B                              230              15
   Campbell Soup                                 1,863              45
   Coca-Cola                                    16,623             759
   Coca-Cola Enterprises                         1,893              40
   Conagra Foods                                 4,425             108
   Constellation Brands, Cl A*                     629              15
   Dean Foods*                                     755              28
   Dole Food                                       352              10
   Dreyer's Grand Ice Cream                        168              12
   General Mills                                 2,993             134
   Hershey Foods                                   771              50
   HJ Heinz                                      2,887             101
   Hormel Foods                                    603              14
   Kellogg                                       2,050              68
   Kraft Foods, Cl A                             2,300              86
   Kroger*                                       6,508             102
   Lancaster Colony                                200               7
   Loews                                           200               4
   McCormick                                     1,129              27
   Pepsi Bottling Group                          1,493              43
   PepsiAmericas                                   710              11
   PepsiCo                                      14,487             615
   Philip Morris                                17,530             661
   RJ Reynolds Tobacco Holdings                    763              30
   Sara Lee                                      6,469             151
   Smithfield Foods*                               920              17
   Supervalu                                     1,120              20
   Sysco                                         5,453             160
   Tootsie Roll Industries                         200               6
   Tyson Foods, Cl A                             1,894              22
   UST                                           1,404              45

----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
   Whole Foods Market*                             410         $    22
   Winn-Dixie Stores                               569               9
   Wm. Wrigley Jr.                               1,272              68
                                                               -------
                                                                 4,024
                                                               -------
GAS/NATURAL GAS -- 0.5%
   Air Products & Chemicals                      1,896              84
   Dynegy, Cl A                                  2,240               3
   El Paso                                       4,880              42
   KeySpan                                       1,171              41
   Kinder Morgan                                   760              31
   National Fuel Gas                               592              12
   Nicor                                           378              12
   Peoples Energy                                  229               8
   Praxair                                       1,277              75
   Questar                                         610              16
   Sempra Energy                                 1,518              35
   Vectren                                         576              13
   Williams                                      3,970              11
                                                               -------
                                                                   383
                                                               -------
HAND/MACHINE TOOLS -- 0.3%
   Black & Decker                                  664              28
   Illinois Tool Works                           1,818             124
   Snap-On                                         415              12
   Stanley Works                                   573              21
                                                               -------
                                                                   185
                                                               -------
HOTELS & LODGING -- 0.3%
   Extended Stay America*                          659               9
   Harrah's Entertainment*                         910              37
   Hilton Hotels                                 2,712              37
   Mandalay Resort Group*                          368              10
   Marriott International, Cl A                  1,595              57
   MGM Mirage*                                     573              19
   Park Place Entertainment*                     2,240              19
   Starwood Hotels & Resorts Worldwide           1,685              43
                                                               -------
                                                                   231
                                                               -------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 3.4%
   Clorox                                        1,392              61
   Ethan Allen Interiors                           214               8
   Fortune Brands                                1,262              62
   Furniture Brands International*                 400              11
   General Electric                             81,363           2,205
   La-Z-Boy                                        400              10
   Leggett & Platt                               1,675              40
   Maytag                                          610              19
   Newell Rubbermaid                             2,140              68
   Whirlpool                                       545              29
                                                               -------
                                                                 2,513
                                                               -------

--------------------------------------------------------------------------------
30  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002

----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
INSURANCE -- 4.8%
   21st Century Insurance Group                    206         $     3
   Aetna                                         1,212              46
   Aflac                                         4,227             130
   Alleghany*                                       40               7
   Allmerica Financial*                            410               4
   Allstate                                      5,824             227
   AMBAC Financial Group                           671              42
   American Financial Group                        210               5
   American International Group                 18,830           1,227
   American National Insurance                      77               7
   AmerUs Group                                    349              11
   AON                                           1,930              35
   Arthur J Gallagher                              725              20
   Brown & Brown                                   400              14
   Chubb                                         1,271              74
   Cigna                                         1,036              45
   Cincinnati Financial                          1,129              43
   CNA Financial*                                  200               5
   Erie Indemnity, Cl A                            196               8
   Fidelity National Financial                     803              26
   First American                                  662              14
   Hartford Financial Services Group             2,058             101
   HCC Insurance Holdings                          529              12
   Humana*                                       1,436              15
   Jefferson-Pilot                               1,247              48
   John Hancock Financial Services               2,440              75
   Leucadia National                               229               9
   Lincoln National                              1,530              54
   Loews                                         1,120              45
   Markel*                                          60              12
   Marsh & McLennan                              4,472             211
   MBIA                                          1,224              56
   Mercury General                                 200               8
   Metlife                                       2,457              66
   MGIC Investment                                 759              35
   Mony Group                                      384               9
   Nationwide Financial Services, Cl A             188               6
   Old Republic International                    1,000              30
   Phoenix                                         800               7
   PMI Group                                       758              25
   Principal Financial Group                     2,500              72
   Progressive                                   1,598              90
   Protective Life                                 585              17
   Prudential Financial                          4,826             145
   Radian Group                                    752              31
   Reinsurance Group of America                    176               5
   Safeco                                        1,072              39
   St. Paul                                      1,852              69
   Stancorp Financial Group                        210              11
   Torchmark                                     1,012              38
   Transatlantic Holdings                          185              13
   Travelers Property Casualty, Cl B*            7,813             125
   Unitrin                                         389              12

----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
   UnumProvident                                 2,032         $    35
   Wesco Financial                                  15               4
   WR Berkley                                      250              10
                                                               -------
                                                                 3,533
                                                               -------
LABORATORY EQUIPMENT -- 0.0%
   Fisher Scientific International*                400              12
                                                               -------
LEASING & RENTING -- 0.1%
   Forest City Enterprises, Cl A                   177               6
   GATX                                            371               9
   Rent-A-Center*                                  267              13
   Ryder System                                    409               9
   United Rentals*                                 410               4
                                                               -------
                                                                    41
                                                               -------
MACHINERY -- 1.1%
   AGCO*                                           600              15
   Caterpillar                                   2,795             140
   Crane                                           410               8
   Cummins                                         224               7
   Deere                                         1,932              99
   Donaldson                                       340              13
   Dover                                         1,698              53
   Eaton                                           577              44
   Emerson Electric                              3,459             180
   Flowserve*                                      403               6
   FMC Technologies*                               510              10
   Graco                                           372              11
   Johnson Controls                                641              53
   Lam Research*                                 1,012              16
   National-Oilwell*                               710              15
   Pall                                            925              18
   Parker Hannifin                                 978              46
   Pentair                                         398              14
   SPX*                                            602              28
   Teleflex                                        229              10
   Thermo Electron*                              1,489              29
                                                               -------
                                                                   815
                                                               -------
MEDICAL PRODUCTS & SERVICES -- 6.2%
   Accredo Health*                                 208              11
   Advanced Medical Optics*                        215               2
   AdvancePCS*                                     598              15
   AmerisourceBergen                               810              47
   Amgen*                                        9,698             458
   Anthem*                                       1,171              69
   Apogent Technologies*                           806              16
   Bausch & Lomb                                   403              15
   Baxter International                          4,942             158
   Beckman Coulter                                 420              12
   Becton Dickinson                              2,114              63

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002  31

STATEMENT OF NET ASSETS (Unaudited)

November 30, 2002
----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
   Biomet                                        2,218         $    61
   Boston Scientific*                            2,542             107
   C.R. Bard                                       410              23
   Cardinal Health                               3,708             228
   Caremark Rx*                                  1,882              33
   Cerner*                                         202               7
   Community Health Systems*                       410               8
   Coventry Health Care*                           236               7
   Cytyc*                                        1,020              10
   DaVita*                                         510              13
   Dentsply International                          580              19
   Edwards Lifesciences*                           517              14
   Express Scripts, Cl A*                          452              23
   First Health Group*                             882              21
   Guidant*                                      2,501              75
   HCA                                           4,026             162
   Health Management Associates, Cl A            1,940              34
   Health Net*                                     910              23
   Healthsouth*                                  3,160              13
   Henry Schein*                                   348              15
   Hillenbrand Industries                          406              20
   Human Genome Sciences*                          991              11
   ICOS*                                           410              13
   IMS Health                                    2,340              39
   Invitrogen*                                     410              11
   Johnson & Johnson                            24,658           1,406
   Laboratory of
     America Holdings*                           1,196              29
   LifePoint Hospitals*                            344              11
   Lincare Holdings*                               910              30
   McKesson                                      2,269              59
   Medtronic                                     9,951             465
   Mid Atlantic Medical Services*                  373              12
   Omnicare                                        710              15
   Orthodontic Centers of America*                 363               5
   Oxford Health Plans*                            702              26
   Patterson Dental*                               399              17
   Pharmaceutical Product
     Development*                                  394              12
   Renal Care Group*                               400              12
   Ribapharm*                                      200               1
   St. Jude Medical*                             1,478              51
   Steris*                                         598              14
   Stryker*                                      1,091              67
   Tenet Healthcare*                             4,009              74
   Triad Hospitals*                                590              18
   UnitedHealth Group                            2,234             182
   Universal Health Services, Cl B*                398              18
   Varian Medical Systems*                         572              27
   WellPoint Health Networks*                    1,203              79
   Zimmer Holdings*                              1,607              60
                                                               -------
                                                                 4,546
                                                               -------

----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
METALS & MINING -- 0.4%
   Alcoa                                         6,956         $   178
   Aptargroup                                      229               7
   Freeport-McMoRan Copper &
     Gold, Cl B*                                   600               9
   Newmont Mining                                2,813              66
   Peabody Energy                                  200               5
   Phelps Dodge*                                   695              22
   Precision Castparts                             410              10
   Shaw Group*                                     388               7
   Timken                                          400               8
                                                               -------
                                                                   312
                                                               -------
MISCELLANEOUS BUSINESS SERVICES -- 0.0%
   Alliance Data Systems*                          419               8
   BearingPoint*                                 1,329              11
   National Processing*                             46               1
   Weight Watchers International*                  200               9
                                                               -------
                                                                    29
                                                               -------
MOTORCYCLES, BICYCLES & PARTS -- 0.2%
   Harley-Davidson                               2,484             121
                                                               -------
OFFICE/BUSINESS EQUIPMENT -- 0.9%
   3M                                            3,182             413
   Avery Dennison                                  786              51
   Herman Miller                                   610              12
   HON Industries                                  516              14
   IKON Office Solutions                         1,200               9
   Pitney Bowes                                  1,940              69
   Steelcase, Cl A                                 210               2
   Xerox*                                        5,900              52
                                                               -------
                                                                   622
                                                               -------
PAINT & RELATED PRODUCTS -- 0.1%
   RPM International                               922              14
   Sherwin-Williams                              1,115              32
   Valspar                                         401              19
                                                               -------
                                                                    65
                                                               -------
PAPER & PAPER PRODUCTS -- 0.8%
   Boise Cascade                                   405              11
   Bowater                                         410              18
   Georgia-Pacific                               1,908              40
   International Paper                           3,987             156
   Kimberly-Clark                                4,225             213
   MeadWestvaco                                  1,687              42
   Packaging of America*                           513               9
   Rayonier                                        201               9
   Temple-Inland                                   374              18
   Weyerhaeuser                                  1,801              95
                                                               -------
                                                                   611
                                                               -------

--------------------------------------------------------------------------------
32  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002

----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
PETROLEUM & FUEL PRODUCTS -- 5.4%
   Amerada Hess                                    577         $    32
   Anadarko Petroleum                            2,060              97
   Apache                                        1,106              60
   Baker Hughes                                  2,722              89
   BJ Services*                                  1,320              44
   Burlington Resources                          1,663              70
   ChevronTexaco                                 8,747             586
   Cimarex Energy*                                 407               6
   ConocoPhillips                                5,546             265
   Cooper Cameron*                                 385              20
   Devon Energy                                  1,196              55
   Diamond Offshore Drilling                       410               9
   ENSCO International                           1,220              34
   EOG Resources                                   968              38
   Equitable Resources                             437              15
   Exxon Mobil                                  55,528           1,932
   Forest Oil*                                     207               6
   Grant Prideco*                                  665               7
   Halliburton                                   3,615              76
   Helmerich & Payne                               402              11
   Kerr-McGee                                      849              39
   Marathon Oil                                  2,517              50
   Murphy Oil                                      239              21
   Newfield Exploration*                           363              13
   Noble Energy                                    413              15
   Occidental Petroleum                          3,094              86
   Ocean Energy                                  1,496              28
   Patterson-UTI Energy*                           584              17
   Pioneer Natural Resources*                      969              24
   Pogo Producing                                  470              17
   Premcor*                                        156               3
   Pride International*                            920              13
   Rowan                                           778              17
   Smith International*                            802              27
   Sunoco                                          569              17
   Tidewater                                       401              12
   Unocal                                        2,043              61
   Valero Energy                                   801              26
   Varco International*                            610              10
   XTO Energy                                      976              23
                                                               -------
                                                                 3,971
                                                               -------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.1%
   Eastman Kodak                                 2,340              86
                                                               -------
PRINTING & PUBLISHING -- 0.0%
   John Wiley & Sons, Cl A                         367               8
   Media General, Cl A                              94               5
                                                               -------
                                                                    13
                                                               -------

----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
RAILROADS -- 0.4%
   Burlington Northern Santa Fe                  3,201         $    81
   CSX                                           1,730              48
   Norfolk Southern                              3,224              64
   Union Pacific                                 2,073             120
                                                               -------
                                                                   313
                                                               -------
REAL ESTATE -- 0.0%
   Catellus Development*                           710              13
                                                               -------
REAL ESTATE INVESTMENT TRUSTS -- 1.0%
   AMB Property                                    715              20
   Annaly Mortgage Management                      706              13
   Apartment Investment &
     Management, Cl A                              639              24
   Archstone-Smith Trust                         1,472              34
   Arden Realty                                    413               9
   AvalonBay Communities                           426              17
   Boston Properties                               566              21
   BRE Properties, Cl A                            368              11
   Camden Property Trust                           231               8
   CarrAmerica Realty                              410              10
   Centerpoint Properties                          184              11
   Cousins Properties                              227               5
   Crescent Real Estate Equity                     710              12
   Developers Diversified Realty                   400               9
   Duke Realty                                   1,120              28
   Equity Office Properties Trust                3,433              88
   Equity Residential                            2,257              59
   First Industrial Realty Trust                   343               9
   General Growth Properties                       435              21
   Health Care Property Investors                  415              18
   Highwoods Properties                            400               8
   Hospitality Properties Trust                    434              15
   Host Marriott*                                1,930              18
   iStar Financial                                 387              11
   Kimco Realty                                    766              24
   Liberty Property Trust                          599              19
   Mack-Cali Realty                                375              11
   New Plan Excel Realty Trust                     783              15
   Plum Creek Timber                             1,520              37
   Prologis                                      1,311              32
   Public Storage                                  794              25
   Reckson Associates Realty                       400               8
   Regency Centers                                 200               6
   Rouse                                           600              18
   Simon Property Group                          1,084              37
   Trizec Properties                               829               8
   United Dominion Realty Trust                    900              14
   Vornado Realty Trust                            586              22
   Weingarten Realty Investors                     368              14
                                                               -------
                                                                   769
                                                               -------

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002  33

STATEMENT OF NET ASSETS (Unaudited)

November 30, 2002
----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
RESTAURANTS -- 0.0%
   Cheesecake Factory*                             400         $    14
                                                               -------
RETAIL -- 6.5%
   99 Cents Only Stores*                           347              10
   Abercrombie & Fitch*                            644              16
   American Eagle Outfitters, Cl A*                410               8
   Applebees International                         502              13
   Autonation*                                   1,694              21
   Autozone*                                       585              48
   Barnes & Noble*                                 384               9
   Bed Bath & Beyond*                            2,340              81
   Best Buy*                                     2,090              58
   Big Lots*                                     1,033              13
   BJ's Wholesale Club*                            585              11
   Blockbuster, Cl A                               205               4
   Borders Group*                                  710              13
   Brinker International*                          790              23
   Carmax*                                         819              16
   CBRL Group                                      406              11
   CEC Entertainment*                              200               6
   Chico's FAS*                                    664              15
   Circuit City Stores                           1,730              17
   Copart*                                         639               8
   Costco Wholesale*                             3,738             121
   CVS                                           3,236              87
   Darden Restaurants                            1,459              31
   Dillard's, Cl A                                 658              13
   Dollar General                                2,276              30
   Dollar Tree Stores*                             934              27
   Family Dollar Stores                          1,320              39
   Federated Department Stores*                  1,675              55
   Foot Locker*                                  1,220              16
   GameStop*                                       152               3
   Gap                                           5,090              81
   Home Depot                                   19,261             509
   JC Penney                                     2,140              51
   Kohl's*                                       2,340             160
   Krispy Kreme Doughnuts*                         370              14
   Limited                                       3,560              60
   Lowe's                                        6,332             263
   May Department Stores                         2,330              57
   McDonald's                                   10,464             194
   Michaels Stores*                                560              21
   MSC Industrial Direct, Cl A*                    200               3
   Neiman-Marcus Group, Cl A*                      230               7
   Nike, Cl B                                      590              26
   Nordstrom                                       781              16
   Office Depot*                                 2,519              45
   Outback Steakhouse                              441              16
   Petco Animal Supplies*                          142               4
   Petsmart*                                     1,100              20
   Pier 1 Imports                                  850              17
   RadioShack                                    1,487              35

----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
   Reebok International*                           403         $    12
   Rite Aid*                                     3,350               8
   Ross Stores                                     610              28
   Ruby Tuesday                                    571              10
   Safeway*                                      3,631              86
   Saks*                                           993              13
   Sears Roebuck                                 2,306              64
   Sonic Automotive*                               200               3
   Staples*                                      3,834              74
   Starbucks*                                    3,215              70
   Talbots                                         200               6
   Target                                        7,441             259
   Tiffany                                         942              27
   TJX                                           4,415              86
   Toys "R" Us*                                  1,675              23
   Wal-Mart Stores                              22,309           1,208
   Walgreen                                      8,393             242
   Wendy's International                           971              27
   Williams-Sonoma*                                756              20
   Yum! Brands*                                  2,464              59
   Zale*                                           220               8
                                                               -------
                                                                 4,755
                                                               -------
RETIREMENT/AGED CARE -- 0.0%
   Manor Care*                                     803              16
                                                               -------
RUBBER-TIRES -- 0.0%
   Cooper Tire & Rubber                            569               9
   Goodyear Tire & Rubber                        1,236              10
                                                               -------
                                                                    19
                                                               -------
SEMI-CONDUCTORS/INSTRUMENTS -- 3.8%
   Advanced Micro Devices*                       2,750              23
   Agere Systems, Cl B*                         13,329              19
   Altera*                                       3,171              46
   Amkor Technology*                               720               5
   Amphenol, Cl A*                                 183               8
   Analog Devices*                               3,009              92
   Applera - Applied
     Biosystems Group                            1,730              38
   Applied Materials*                           13,502             230
   Applied Micro Circuits*                       2,440              11
   Atmel*                                        3,260              11
   Broadcom, Cl A*                               1,617              32
   Conexant Systems*                             2,140               5
   Cymer*                                          222               8
   Cypress Semiconductor*                        1,053               9
   Fairchild Semiconductor
     International, Cl A*                          930              14
   Integrated Circuit Systems*                     400               9
   Integrated Device Technology*                   820               9
   Intel                                        54,756           1,143
   International Rectifier*                        434              11

--------------------------------------------------------------------------------
34  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002

----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
   Intersil, Cl A*                               1,047         $    18
   JDS Uniphase*                                 9,880              34
   Kla-Tencor*                                   1,530              68
   Linear Technology                             2,546              85
   LSI Logic*                                    3,050              25
   Maxim Integrated Products                     2,659             112
   Mettler Toledo International*                   229               8
   Micrel*                                         463               5
   Microchip Technology                          1,680              48
   Micron Technology*                            4,442              70
   Millipore*                                      397              15
   MKS Instruments*                                200               4
   National Semiconductor*                       1,508              31
   Novellus Systems*                             1,206              44
   Nvidia*                                       1,084              19
   PerkinElmer                                     920               8
   PMC - Sierra*                                 1,430              12
   QLogic*                                         651              28
   RF Micro Devices*                             1,220              15
   Semtech*                                        425               6
   Teradyne*                                     1,524              25
   Texas Instruments                            14,267             287
   Waters*                                       1,120              30
   Xilinx*                                       2,792              69
                                                               -------
                                                                 2,789
                                                               -------
SOFTWARE -- 4.5%
   Activision*                                     462              10
   Adobe Systems                                 1,940              57
   Advent Software*                                222               4
   BEA Systems*                                  2,965              33
   BMC Software*                                 2,030              36
   Brocade Communications Systems*               1,930              11
   Citrix Systems*                               1,530              18
   Computer Associates International             3,770              57
   Compuware*                                    2,750              15
   DST Systems*                                    998              38
   Electronic Arts*                                974              66
   Fair Isaac                                      417              18
   i2 Technologies*                              2,340               4
   Intuit*                                       1,534              83
   JD Edwards*                                     800              11
   Mercury Interactive*                            610              21
   Microsoft*                                   36,668           2,120
   National Instruments*                           202               7
   Network Associates*                           1,253              23
   Oracle*                                      33,765             410
   Peoplesoft*                                   2,248              44
   Pixar*                                          156               9
   Rational Software*                            1,415              13
   Siebel Systems*                               3,193              27
   Sungard Data Systems*                         2,310              54
   Sybase*                                         785              11

----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
   Symantec*                                     1,195         $    52
   Veritas Software*                             3,375              61
                                                               -------
                                                                 3,313
                                                               -------
STEEL & STEEL WORKS -- 0.1%
   AK Steel Holding*                               796               6
   Allegheny Technologies                          610               4
   Nucor                                           608              31
   United States Steel                             871              13
                                                               -------
                                                                    54
                                                               -------
TELEPHONES & TELECOMMUNICATIONS -- 4.1%
   Alltel                                        2,517             139
   AT&T                                          6,268             176
   AT&T Wireless Services*                      18,420             139
   BellSouth                                    15,366             427
   CenturyTel                                    1,179              36
   Citizens Communications*                      2,340              23
   IDT*                                            400               8
   Level 3 Communications*                       2,640              16
   Lucent Technologies*                         28,120              49
   Nextel Communications, Cl A*                  5,490              76
   Qwest Communications
     International*                             11,110              54
   SBC Communications                           27,362             780
   Sprint-FON Group                              7,335             107
   Sprint-PCS Group*                             5,800              33
   Telephone & Data Systems                        408              22
   US Cellular*                                    177               5
   Verizon Communications                       22,304             934
   West*                                           186               3
                                                               -------
                                                                 3,027
                                                               -------
TRUCKING -- 0.4%
   CH Robinson Worldwide                           570              17
   CNF                                             383              12
   Expeditors International
     Washington                                    775              26
   Navistar International*                         410              13
   Swift Transportation*                           524              10
   United Parcel Service, Cl B                   3,189             202
                                                               -------
                                                                   280
                                                               -------
WATER UTILITIES -- 0.0%
   Philadelphia Suburban                           504              10
                                                               -------
WHOLESALE -- 0.2%
   Aramark, Cl B*                                  203               4
   Fastenal                                        419              15
   Genuine Parts                                 1,448              46
   Ingram Micro, Cl A*                             710              10

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002  35

STATEMENT OF NET ASSETS (Unaudited)


Large Cap Index Fund (Concluded)
November 30, 2002
----------------------------------------------------------------------
                                           Shares/Face    Market Value
Description                               Amount (000)   ($ Thousands)
----------------------------------------------------------------------
   Performance Food Group*                         361         $    13
   Tech Data*                                      403              12
   W.W. Grainger                                   610              33
                                                               -------
                                                                   133
                                                               -------
Total Common Stock
   (Cost $79,049)                                               72,879
                                                               -------

U.S. TREASURY OBLIGATIONS -- 0.2%
   U.S. Treasury Bills (A)
        1.632%, 12/26/02                          $100             100
                                                               -------
Total U.S. Treasury Obligations
   (Cost $100)                                                     100
                                                               -------

RIGHTS -- 0.0%
ENTERTAINMENT -- 0.0%
   Liberty Media, Ser-A (B)
     Expires 12/02/02                                1              --
                                                               -------
Total Rights
   (Cost $0)                                                        --
                                                               -------
Total Investments -- 99.3%
   (Cost $79,149)                                               72,979
                                                               -------

OTHER ASSETS AND LIABILITIES, NET -- 0.7%
   Investment advisory fees payable                                 (4)
   Other assets and liabilities                                    556
                                                               -------
Other assets and liabilities, net                                  552
                                                               -------


----------------------------------------------------------------------
                                                                 Value
                                                         ($ Thousands)
----------------------------------------------------------------------
NET ASSETS:
Paid-in-Capital -- Class A Shares
   (unlimited authorization -- no par value)
   based on 8,980,104 outstanding shares
   of beneficial interest                                      $80,127
Undistributed net investment income                                107
Accumulated net realized loss on investments                      (547)
Net unrealized depreciation on investments                      (6,170)
Net unrealized appreciation on futures contracts                    14
                                                               -------
Total Net Assets -- 100.0%                                     $73,531
                                                               =======
Net Assets Value, Offering and Redemption
   Price Per Share                                               $8.19
                                                                 =====

* Non-Income Producing Security
(A) Security, or portion thereof, is pledged as collateral on open futures contracts.
(B) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of November 30, 2002 was $17,945.
(C) The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its index.
Cl -- Class
Ser -- Series
Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
36  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002

Small Cap Fund
November 30, 2002
----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
COMMON STOCK -- 87.3%
AEROSPACE & DEFENSE -- 0.4%
   Alliant Techsystems*                         13,200      $      779
   Goodrich                                     59,400           1,093
   Hawaiian Holdings*                          104,277             214
   Kaman, Cl A                                   1,800              19
   Orbital Sciences (E)*                       199,100             916
   Teledyne Technologies*                       62,000             921
                                                            ----------
                                                                 3,942
                                                            ----------
AGRICULTURE -- 0.4%
   Bunge                                        27,000             663
   Delta & Pine Land                           138,175           2,785
   Horizon Organic Holding*                     15,100             254
                                                            ----------
                                                                 3,702
                                                            ----------
APPAREL/TEXTILES -- 1.4%
   Claire's Stores                              82,800           2,150
   Coach (E)*                                   23,100             786
   G&K Services, Cl A                           44,500           1,517
   Kellwood (E)                                158,750           4,520
   National Service Industries                  27,400             213
   Phillips-Van Heusen                          26,500             348
   Polo Ralph Lauren*                           32,200             764
   Quiksilver*                                  73,500           2,014
   Timberland, Cl A*                            13,750             502
   Unifi*                                      124,300             709
   Unifirst                                     23,600             461
                                                            ----------
                                                                13,984
                                                            ----------
AUTOMOTIVE -- 1.6%
   Advance Auto Parts*                          28,200           1,454
   Aftermarket Technology*                     192,900           2,531
   AO Smith                                     20,900             557
   Arctic Cat                                   49,000             753
   ArvinMeritor                                 56,000             922
   BorgWarner                                   48,600           2,504
   Clarcor                                       7,800             256
   CSK Auto*                                    93,500           1,168
   Group 1 Automotive*                          31,500             748
   Harsco                                       44,800           1,385
   JLG Industries                               97,450             911
   Modine Manufacturing                         58,600           1,116
   Monaco Coach*                                33,830             570
   O'Reilly Automotive*                         18,700             519
   Superior Industries International            19,200             809
                                                            ----------
                                                                16,203
                                                            ----------
BANKS -- 4.4%
   BancorpSouth                                 21,500             420
   Bank of Bermuda*                             19,100             628

----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
   Bank of Hawaii                               99,230      $    3,025
   BankAtlantic Bancorp, Cl A                  188,500           1,766
   Boston Private Financial Holdings            25,500             478
   Colonial BancGroup                           81,600             992
   Commercial Federal                          123,925           2,782
   Community First Bankshares                   36,600             989
   Connecticut Bancshares                       12,200             479
   Cullen/Frost Bankers                         45,000           1,490
   Dime Community Bancshares                    21,600             443
   Downey Financial                             25,900           1,023
   East-West Bancorp                            23,800             818
   First Citizens Bancshares, Cl A               4,600             461
   First Community Bancorp                      18,100             557
   First Financial Bancorp                      24,500             417
   FirstFed Financial*                          38,500           1,049
   Flagstar Bancorp                             62,900           1,148
   Flushing Financial                           29,100             501
   Fulton Financial                             55,325             975
   Hudson United Bancorp                        41,460           1,244
   Independence Community Bank                  44,100           1,123
   IndyMac Bancorp (E)*                         20,700             376
   MAF Bancorp                                  21,300             734
   Netbank*                                    175,095           1,714
   OceanFirst Financial                         41,600             919
   PFF Bancorp                                  17,400             596
   Republic Bancorp                             41,800             490
   Seacoast Financial Services                  92,900           2,045
   Silicon Valley Bancshares*                  136,100           2,640
   Southwest Bancorp of Texas*                  30,100             858
   Staten Island Bancorp                       129,400           2,544
   Sterling Bancshares                          59,600             752
   TierOne*                                     46,500             662
   UCBH Holdings (E)                            75,500           3,122
   UMB Financial                                28,300           1,134
   Washington Federal                           34,870             846
   Webster Financial                            31,600           1,030
   Westamerica Bancorp                          25,900           1,064
   Wintrust Financial                           24,615             743
                                                            ----------
                                                                45,077
                                                            ----------
BEAUTY PRODUCTS -- 0.3%
   Chattem*                                     50,815           2,117
   Playtex Products*                            80,400             858
                                                            ----------
                                                                 2,975
                                                            ----------
BIOTECHNOLOGY -- 2.2%
   Abgenix*                                    452,774           4,197
   Bio-Rad Laboratories, Cl A (E)*              55,900           2,208
   Cambrex                                      30,700             905
   Cell Genesys*                               266,685           3,475
   Charles River Laboratories
     International*                             42,200           1,542
   Diversa*                                     18,200             209

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002  37

STATEMENT OF NET ASSETS (Unaudited)

November 30, 2002
----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
   Exact Sciences (E)*                          60,850      $      744
   Gene Logic*                                  13,800             108
   Genencor International (E)*                  47,500             534
   Genzyme Biosurgery Division*                 89,135             267
   Incyte Genomics*                            456,600           2,443
   InterMune (E)*                               11,850             362
   Lexicon Genetics*                           156,200             625
   Neose Technologies*                          44,000             607
   Paradigm Genetics*                          890,200             490
   Regeneron Pharmaceuticals (E)*               36,000             779
   Telik*                                      111,300           1,437
   Texas Biotech*                              208,000             408
   Third Wave Technologies*                    404,000             961
                                                            ----------
                                                                22,301
                                                            ----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 2.3%
   American Greetings, Cl A (E)*               222,900           3,627
   Avaya (E)*                                  149,300             433
   Banta                                        35,700           1,094
   Bowne                                       106,300           1,127
   Consolidated Graphics*                       40,200             824
   Corvis*                                     785,600             715
   Courier                                      21,987           1,006
   COX Radio, Cl A*                             22,650             558
   Entercom Communications*                     12,100             655
   Entravision Communications, Cl A*            42,600             465
   Hispanic Broadcasting*                        9,750             260
   Hollinger International                     253,925           2,486
   Polycom (E)*                                653,300           7,454
   Radio One, Cl A*                             19,400             341
   Radio One, Cl D*                             35,600             613
   Spanish Broadcasting System, Cl A*          154,100           1,372
                                                            ----------
                                                                23,030
                                                            ----------
BUILDING & CONSTRUCTION -- 2.1%
   Butler Manufacturing                         19,300             368
   Centex Construction Products                 72,000           2,598
   Chemed                                       22,800             839
   Dycom Industries*                            29,700             449
   Fleetwood Enterprises (E)*                   99,300             818
   Genlyte Group*                               54,300           1,792
   Hovnanian Enterprises, Cl A*                 40,900           1,366
   LSI Industries                               29,350             309
   M/I Schottenstein Homes                      37,700           1,101
   MDC Holdings (E)                             32,900           1,175
   Mobile Mini (E)*                             85,000           1,263
   Ryland Group                                 29,900           1,122
   Simpson Manufacturing*                       38,800           1,313
   Standard-Pacific                             24,200             617
   Texas Industries                             82,850           2,046
   Universal Forest Products                    71,400           1,537
   Walter Industries                            43,300             453
   WCI Communities*                             51,000             578

----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
   Willbros Group*                              75,500      $      591
   York International                           28,200             707
                                                            ----------
                                                                21,042
                                                            ----------
CHEMICALS -- 2.0%
   Albemarle                                    45,700           1,424
   American Pacific*                            74,700             642
   Arch Chemicals                               39,200             799
   Calgon Carbon                               125,400             624
   Cytec Industries*                           155,725           4,163
   Ethyl*                                       17,160              99
   Georgia Gulf                                 58,700           1,230
   HB Fuller                                    79,400           2,300
   IMC Global                                   57,100             745
   Millennium Chemicals                        157,700           1,719
   Minerals Technologies                        72,700           3,137
   Nova Chemicals                               43,800             836
   Symyx Technologies*                         115,500           1,392
   Wellman                                      70,800             850
                                                            ----------
                                                                19,960
                                                            ----------
COAL MINING -- 0.2%
   Arch Coal                                    46,400             929
   Massey Energy (E)                           154,600           1,368
                                                            ----------
                                                                 2,297
                                                            ----------
COMMERCIAL SERVICES -- 4.6%
   ABM Industries                               58,000             861
   Advo*                                        48,500           1,585
   AMN Healthcare Services (E)*                 30,700             555
   Blyth                                       126,425           3,502
   Bright Horizons Family Solutions*            16,000             435
   Career Education*                             2,500              97
   Coinstar (E)*                                62,210           1,502
   Corinthian Colleges*                         55,900           2,182
   CoStar Group*                                14,400             259
   CSG Systems International*                  159,000           2,242
   DoubleClick*                                669,100           4,777
   Education Management*                        15,200             587
   Expedia, Cl A (E)*                            5,700             437
   FTI Consulting*                              60,950           2,500
   Headwaters*                                  22,800             365
   Hotels.com, Cl A (E)*                        11,600             845
   Iron Mountain*                               35,000           1,158
   Kroll*                                      105,300           1,974
   Memberworks*                                 18,200             347
   Mentor Graphics*                            401,800           4,846
   MPS Group*                                  117,100             703
   On Assignment*                               17,300             144
   Pittston Brink's Group                      129,350           2,440
   Princeton Review*                           212,200           1,347
   Quanta Services*                             31,800             117

--------------------------------------------------------------------------------
38  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002

----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
   Quintiles Transnational*                     12,400      $      146
   Resources Connection*                        20,750             382
   RH Donnelley*                                16,800             485
   Ritchie Brothers Auctioneers*                27,000             822
   SPS Technologies*                            26,275             681
   Stewart Enterprises, Cl A*                  173,300             910
   Strayer Education                            24,000           1,441
   Sylvan Learning Systems (E)*                115,900           2,108
   TeleTech Holdings*                          105,600             908
   Tetra Tech*                                  72,800             903
   Tredegar                                     62,775             895
   Watson Wyatt*                                39,500             837
                                                            ----------
                                                                46,325
                                                            ----------
COMMUNICATIONS EQUIPMENT -- 1.6%
   Allen Telecom*                              198,200           1,893
   Andrew*                                      86,075             968
   Arris Group*                                115,800             386
   Belden                                       83,925           1,410
   Checkpoint Systems*                          67,700             737
   CommScope (E)*                              187,925           1,691
   General Cable                                82,500             355
   Harman International Industries              25,825           1,611
   Harris                                       51,900           1,397
   Inter-Tel                                   103,500           2,599
   Remec*                                      197,000             971
   Seachange International (E)*                 88,000             655
   Titan*                                       66,500             787
   Vixel*                                      222,000             380
                                                            ----------
                                                                15,840
                                                            ----------
COMPUTERS & SERVICES -- 5.7%
   Avocent*                                      4,100              97
   Brady, Cl A                                  72,375           2,461
   CACI International, Cl A*                    42,090           1,604
   Carreker*                                    22,000             138
   Checkfree (E)*                              344,200           6,743
   Cognizant Technology Solutions*              21,300           1,521
   Corillian*                                  759,459             911
   Digimarc (E)*                               544,100           8,581
   Digital Insight*                            235,600           2,417
   Documentum*                                   5,900             110
   Earthlink*                                  366,875           2,282
   Electronics for Imaging*                     57,200           1,012
   eSpeed, Cl A*                                78,700           1,184
   Foundry Networks*                            40,400             404
   Gateway*                                    109,000             415
   GTECH Holdings*                              59,000           1,356
   Imation*                                     29,700           1,222
   Immersion*                                  645,900             633
   Iomega*                                      39,320             336
   Ixia*                                        36,950             152
   Jack Henry & Associates                     122,400           1,589

----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
   Keynote Systems*                             55,000      $      454
   M-Systems Flash Disk Pioneers*               87,500             697
   Maxtor*                                     371,700           2,015
   MCSi (E)*                                    80,700             467
   Mercury Computer Systems*                    25,200             787
   NetScreen Technologies (E)*                 154,700           2,669
   Optimal Robotics (E)*                        18,400             120
   Overture Services*                           85,250           2,343
   Paxar*                                       59,100             835
   Perot Systems, Cl A*                         11,000             124
   Quantum-DLT & Storage*                      399,000           1,472
   Register.com*                                81,900             351
   Sandisk*                                     67,800           1,881
   Scansource*                                  14,100           1,029
   Secure Computing*                             7,950              61
   Silicon Storage Technology*                  83,600             589
   SRA International, Cl A*                      3,350              93
   Storage Technology*                          55,400           1,224
   SYKES Enterprises*                           91,100             273
   Tier Technologies, Cl B*                      6,200              94
   Unisys*                                      73,600             824
   Verisity*                                    12,400             253
   WebEx Communications (E)*                    57,350           1,116
   WebMD*                                       20,350             174
   Websense*                                    96,240           2,574
                                                            ----------
                                                                57,687
                                                            ----------
CONSUMER PRODUCTS -- 0.2%
   Fossil*                                      30,400             617
   K-Swiss, Cl A                                61,300           1,549
                                                            ----------
                                                                 2,166
                                                            ----------
DATA PROCESSING -- 0.3%
   American Management Systems*                 83,600           1,151
   eFunds*                                      65,300             589
   Global Payments                              21,550             622
   Intercept*                                   15,250             264
                                                            ----------
                                                                 2,626
                                                            ----------
DRUGS -- 2.5%
   AeroGen*                                    475,600             271
   Alkermes*                                   533,700           4,755
   Alpharma, Cl A                               72,500             975
   Andrx*                                       23,600             342
   Atherogenics*                               186,100           1,303
   Atrix Labs (E)*                              13,300             243
   Celgene (E)*                                 78,800           1,939
   Cephalon*                                     8,200             449
   Cubist Pharmaceuticals (E)*                 513,900           6,095
   Diagnostic Products                          30,805           1,118
   ICN Pharmaceuticals (E)                      42,000             494
   KV Pharmaceutical, Cl A*                     20,550             482
   Medicis Pharmaceutical, Cl A*                11,550             534
--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002  39

STATEMENT OF NET ASSETS (Unaudited)

November 30, 2002
----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
   Neurocrine Biosciences (E)*                   4,150      $      191
   Parexel International*                       45,700             569
   Pharmaceutical Resources*                    48,135           1,348
   Pharmacopeia*                                99,500             997
   Priority Healthcare, Cl B*                   36,200             797
   Taro Pharmaceuticals Industries*             24,650             968
   Versicor (E)*                                96,300           1,087
                                                            ----------
                                                                24,957
                                                            ----------
EDUCATIONAL SERVICES -- 0.1%
   University of Phoenix Online*                24,960             877
                                                            ----------
ELECTRICAL EQUIPMENT -- 0.2%
   Invision Technologies (E)*                   58,800           1,701
                                                            ----------
ELECTRICAL SERVICES -- 1.1%
   Active Power*                               130,800             267
   Cleco                                        39,700             539
   DQE                                          91,200           1,341
   El Paso Electric*                           186,900           1,916
   Electro Scientific Industries*               13,800             336
   EMCOR Group*                                 17,900             954
   Empire District Electric (E)                 30,800             562
   Idacorp (E)                                  17,900             439
   OGE Energy (E)                               64,000           1,053
   PNM Resources                               146,900           3,467
   UIL Holdings                                 19,800             662
   WPS Resources                                 4,600             170
                                                            ----------
                                                                11,706
                                                            ----------
ELECTRONICS -- 0.8%
   Adaptec*                                    112,000             755
   Arrow Electronics*                           32,700             527
   Barnes Group                                 31,500             663
   Engineered Support Systems                   47,450           1,758
   Flir Systems*                                30,600           1,331
   Genesis Microchip (E)*                       25,400             506
   Methode Electronics, Cl A                    71,600             712
   Park Electrochemical                         70,300           1,516
                                                            ----------
                                                                 7,768
                                                            ----------
ENTERTAINMENT -- 2.1%
   Alliance Gaming*                             17,250             299
   Alloy*                                       20,800             247
   Callaway Golf (E)                           140,350           1,886
   Gaylord Entertainment*                       99,850           1,987
   Macrovision*                                403,500           7,525
   Multimedia Games (E)*                        21,750             546
   Penn National Gaming*                       113,800           2,111
   Shuffle Master (E)*                          42,692             828
   Speedway Motorsports                        162,100           4,203
   Station Casinos (E)*                         69,450           1,171

----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
   World Wrestling Entertainment*               45,200      $      393
                                                            ----------
                                                                21,196
                                                            ----------
ENVIRONMENTAL SERVICES -- 0.2%
   Stericycle (E)*                              29,505             983
   Waste Connections*                           43,440           1,621
                                                            ----------
                                                                 2,604
                                                            ----------
FINANCIAL SERVICES -- 2.1%
   American Home Mortgage Holdings              81,000             880
   AmeriCredit (E)*                            168,300           1,400
   Capital Southwest                            19,100           1,014
   Doral Financial                              48,300           1,302
   E*TRADE Group (E)*                        1,415,000           8,037
   Financial Federal*                           69,050           1,782
   Friedman Billings Ramsey
     Group, Cl A (E)*                          130,600           1,175
   Instinet Group (E)*                         133,000             466
   Investment Technology Group*                    100               3
   LendingTree (E)*                            123,400           1,649
   Student Loan                                 12,400           1,236
   Waddell & Reed Financial, Cl A              131,620           2,707
                                                            ----------
                                                                21,651
                                                            ----------
FOOD, BEVERAGE & TOBACCO -- 0.9%
   Corn Products International                  36,100           1,071
   Cott*                                        66,070           1,169
   Dole Food                                    45,600           1,346
   Fleming (E)                                  62,900             472
   Fresh Del Monte Produce                      39,100             895
   Interstate Bakeries                          22,900             528
   Peet's Coffee & Tea*                         15,200             225
   PepsiAmericas                                72,100           1,098
   Pilgrims Pride, Cl A                          8,950              53
   Pilgrims Pride, Cl B                         82,300             688
   Tyson Foods, Cl A                            57,500             678
   Universal                                    33,000           1,168
                                                            ----------
                                                                 9,391
                                                            ----------
GAS/NATURAL GAS -- 0.7%
   Cascade Natural Gas                          11,000             216
   New Jersey Resources                          7,400             233
   NUI                                          30,800             464
   Oneok                                        40,800             773
   Peoples Energy (E)                           24,500             882
   South Jersey Industries                       7,000             228
   Tom Brown*                                   39,300             957
   UGI                                          36,700           1,351
   Vectren                                      57,600           1,311
   WGL Holdings                                 25,900             598
                                                            ----------
                                                                 7,013
                                                            ----------

--------------------------------------------------------------------------------
40  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002

----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
HOTELS & LODGING -- 1.0%
   Aztar*                                       64,200      $      910
   Boyd Gaming*                                 37,290             531
   Fairmont Hotels & Resorts                   114,300           2,812
   Four Seasons Hotels                          16,800             552
   Prime Hospitality*                           99,200             824
   Starwood Hotels & Resorts Worldwide         173,600           4,397
                                                            ----------
                                                                10,026
                                                            ----------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES -- 0.3%
   Ethan Allen Interiors                        19,700             736
   Furniture Brands International*              52,300           1,464
   Kimball International, Cl B                  25,500             380
   Salton (E)*                                  20,900             283
                                                            ----------
                                                                 2,863
                                                            ----------
INSURANCE -- 3.2%
   American Medical Security Group*             19,500             224
   AmerUs Group (E)                             62,500           2,003
   Arch Capital Group*                          32,800             992
   Clark/Bardes*                                41,500             757
   CNA Surety                                   25,400             203
   Commerce Group                               28,000           1,016
   Delphi Financial Group, Cl A                 14,800             566
   FBL Financial Group, Cl A                    19,684             330
   First American (E)                           59,700           1,223
   HCC Insurance Holdings                       31,000             723
   Hilb Rogal & Hamilton                        61,025           2,313
   IPC Holdings*                                67,700           2,083
   Kansas City Life Insurance                   25,400           1,016
   Landamerica Financial Group                  88,900           3,192
   Pacificare Health Systems*                   29,900             800
   Philadelphia Consolidated Holding*           29,000           1,057
   Phoenix                                     151,300           1,248
   Pico Holdings*                               75,100             916
   Platinum Underwriters Holdings (E)*          72,800           1,871
   PMA Capital, Cl A (E)                        56,700             848
   Presidential Life                            38,200             397
   RenaissanceRe Holdings                       20,200             823
   Scottish Annuity & Life Holdings (E)         98,500           1,634
   Selective Insurance Group                    40,500           1,041
   Stancorp Financial Group                     16,800             890
   Stewart Information Services*               122,825           2,543
   Vesta Insurance Group                        49,300             176
   White Mountains Insurance Group (E)           3,300           1,066
   WR Berkley                                   19,000             751
                                                            ----------
                                                                32,702
                                                            ----------
LEASING & RENTING -- 0.5%
   Dollar Thrifty Automotive Group*             37,300             786
   GATX                                         33,700             813

----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
   Rent-A-Center*                               21,400      $    1,064
   Ryder System                                 97,600           2,245
                                                            ----------
                                                                 4,908
                                                            ----------
LEISURE PRODUCTS -- 0.0%
   Leapfrog Enterprises*                        13,950             462
                                                            ----------
MACHINERY -- 3.2%
   AGCO*                                        73,300           1,769
   Albany International, Cl A                   60,600           1,261
   Applied Industrial Technologies              43,100             776
   Axcelis Technologies*                       238,475           1,948
   Briggs & Stratton (E)                        50,700           2,137
   CNH Global                                   42,200             156
   CoorsTek*                                    39,300             898
   Crane                                        86,300           1,775
   FEI*                                         99,400           1,854
   Gardner Denver*                              67,900           1,165
   Gehl*                                         3,300              29
   Graco                                        29,300             866
   Kadant*                                     108,800           1,643
   Lincoln Electric Holdings                    96,900           2,437
   National-Oilwell*                            19,500             424
   Photon Dynamics (E)*                         57,850           2,039
   Rayovac*                                     78,000           1,139
   Regal-Beloit                                103,000           2,133
   Surebeam, Cl A (E)*                         144,600             779
   Terex*                                       76,500             946
   Thomas Industries                            32,300             884
   Toro                                          8,100             519
   Tractor Supply*                              33,200           1,477
   Ultratech Stepper*                           45,800             525
   UNOVA*                                       85,800             463
   Wabtec                                       68,500             980
   Wilson Greatbatch Technologies (E)*           4,750             138
   Woodward Governor                            20,700             883
                                                            ----------
                                                                32,043
                                                            ----------
MARINE TRANSPORTATION -- 0.2%
   Gulfmark Offshore*                           35,900             539
   Kirby*                                       51,700           1,308
   Teekay Shipping                              13,600             508
                                                            ----------
                                                                 2,355
                                                            ----------
MEASURING DEVICES -- 0.0%
   Cyberonics*                                   6,600             113
   Nanometrics*                                 12,800              74
   Newport*                                     27,000             389
                                                            ----------
                                                                   576
                                                            ----------

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002  41

STATEMENT OF NET ASSETS (Unaudited)

November 30, 2002
----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
MEDICAL PRODUCTS & SERVICES -- 7.5%
   Accredo Health*                              85,615      $    4,565
   Acuity Brands (E)                           195,050           2,649
   Advanced Neuromodulation
     Systems*                                   70,800           2,141
   Align Technology (E)*                       156,200             561
   America Service Group*                       17,800             267
   American Medical Systems Holdings*           16,900             274
   AMERIGROUP*                                  70,550           1,862
   Amsurg*                                      75,400           1,924
   Amylin Pharmaceuticals (E)*                  97,600           1,684
   Applera Celera
     Genomics Group*                           147,400           1,661
   Armor Holdings*                              56,500             809
   August Technology*                           42,450             285
   AVI BioPharma (E)*                           95,300             556
   Bausch & Lomb (E)                            25,500             962
   Beckman Coulter                              21,300             630
   Bioject Medical Technologies*               238,000             535
   Biosite (E)*                                 84,300           2,404
   Bruker Daltonics*                           114,900             653
   Centene*                                     35,600             995
   Conmed*                                      40,100             764
   Corixa*                                     203,700           1,477
   Covance*                                     78,700           1,764
   Coventry Health Care*                        39,300           1,130
   CV Therapeutics (E)*                         49,900           1,158
   Datascope                                     7,100             181
   Dendreon*                                   238,400             968
   Dionex*                                      34,425           1,044
   Edwards Lifesciences*                        59,825           1,575
   Endo Pharmaceuticals Holdings (E)*          117,000             999
   Enzon*                                        6,250             115
   Esperion Therapeutics*                       94,900             644
   Genta (E)*                                  233,400           2,628
   Haemonetics*                                109,550           2,646
   Health Net*                                  57,600           1,487
   Healthsouth*                                298,500           1,215
   Human Genome Sciences*                       82,000             874
   Idexx Laboratories*                          54,600           1,710
   Immucor*                                     89,620           2,059
   IMPAC Medical Systems*                        2,950              56
   Inhale Therapeutic Systems*                  43,100             393
   Integra LifeSciences Holdings*               20,500             360
   Inveresk Research Group*                     20,200             406
   La Jolla Pharmaceutical*                    233,700           1,636
   LifePoint Hospitals*                         14,400             455
   Martek Biosciences (E)*                      30,700             711
   Med-Design (E)*                              44,250             318
   Medcath*                                     81,500             835
   Mentor                                        8,300             359
   Mid Atlantic Medical Services*               28,100             871

----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
   National Dentex*                             29,700      $      566
   NBTY*                                       105,200           1,921
   Odyssey HealthCare*                          33,300           1,162
   Orthofix International*                       3,200              91
   Pediatrix Medical Group*                     32,200           1,308
   Pharmaceutical Product
     Development*                               60,050           1,798
   PolyMedica (E)*                              37,000           1,063
   Prime Medical Services*                      58,300             490
   Province Healthcare*                         25,500             328
   Renal Care Group*                            24,600             770
   Respironics*                                 10,150             295
   Scios (E)*                                    3,350             110
   Select Medical*                                 400               6
   Sola International*                         124,300           1,454
   Steris*                                      63,800           1,450
   SurModics (E)*                               22,200             714
   Sybron Dental Specialties*                   22,600             320
   Transgenomic*                               244,800             737
   United Surgical Partners
     International*                             54,950             937
   US Oncology*                                145,600           1,257
   US Physical Therapy*                         35,500             452
   Varian*                                      28,390             892
   Visx*                                       228,675           2,092
                                                            ----------
                                                                76,468
                                                            ----------
METALS & MINING -- 0.8%
   Aptargroup                                   33,000             986
   Commercial Metals                            57,900             973
   Kaydon                                      105,400           2,221
   Mueller Industries*                          71,200           2,067
   Shaw Group (E)*                              43,600             754
   Silgan Holdings*                             27,600             682
   Velcro Industries                            68,300             716
                                                            ----------
                                                                 8,399
                                                            ----------
MISCELLANEOUS BUSINESS SERVICES -- 0.3%
   American Bank Note Holographics*             10,210               9
   Anteon International*                        11,000             257
   BearingPoint*                                55,100             457
   Cognos*                                      33,950             826
   Corporate Executive Board*                   12,350             407
   Digitas*                                     13,800              43
   Mantech International, Cl A*                 15,200             307
   Neoware Systems (E)*                         41,705             841
   Pec Solutions (E)*                            1,900              70
   SI International*                             3,200              39
   SM&A*                                         1,000               3
                                                            ----------
                                                                 3,259
                                                            ----------

--------------------------------------------------------------------------------
42  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002

----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
MISCELLANEOUS ELECTRONIC COMPONENTS -- 0.1%
   Advanced Energy Industries*                  16,100      $      288
   OSI Systems (E)*                             32,240             555
                                                            ----------
                                                                   843
                                                            ----------
MISCELLANEOUS MANUFACTURING -- 0.6%
   Applied Films*                               28,000             567
   Identix*                                    500,101           3,426
   Roper Industries (E)                         30,675           1,293
   Select Comfort (E)*                          12,300             122
   US Industries*                              184,600             546
                                                            ----------
                                                                 5,954
                                                            ----------
OFFICE/BUSINESS EQUIPMENT -- 0.6%
   American Pharmaceutical Partners*           107,200           2,167
   IKON Office Solutions                       105,800             806
   ProQuest*                                     8,000             188
   Standard Register                            27,300             510
   Wallace Computer Services                   130,260           2,442
                                                            ----------
                                                                 6,113
                                                            ----------
PAPER & PAPER PRODUCTS -- 0.7%
   Glatfelter                                   67,685             881
   Packaging of America*                       111,300           1,992
   Rayonier                                     50,550           2,338
   Rock-Tenn, Cl A                              48,500             616
   Schweitzer-Mauduit International             36,400             924
                                                            ----------
                                                                 6,751
                                                            ----------
PETROLEUM & FUEL PRODUCTS -- 2.8%
   3TEC Energy*                                 72,600           1,003
   Atwood Oceanics*                             54,100           1,614
   BJ Services*                                  9,300             311
   Cabot Oil & Gas                              61,000           1,409
   CAL Dive International*                      66,600           1,539
   Cimarex Energy*                              85,160           1,288
   Core Laboratories*                          121,000           1,289
   Evergreen Resources*                         26,000           1,113
   Forest Oil (E)*                             113,900           3,030
   Giant Industries*                            22,700              77
   Helmerich & Payne                            21,000             574
   Horizon Offshore*                           126,000             731
   Lone Star Technologies*                      55,600             859
   Nuevo Energy*                               147,700           1,824
   Oceaneering International*                   30,175             724
   Patina Oil & Gas                            103,800           3,122
   Penn Virginia                                15,500             530
   Prima Energy*                                35,100             781
   Range Resources*                             54,300             288
   Spinnaker Exploration*                       31,000             688
   St. Mary Land & Exploration                  77,500           1,960
   Stone Energy*                                48,500           1,462

----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
   Superior Energy Services*                    57,100      $      468
   Ultra Petroleum*                             61,000             543
   World Fuel Services                          43,500             877
                                                            ----------
                                                                28,104
                                                            ----------
PHARMACEUTICALS -- 0.4%
   American Healthways (E)*                     26,400             544
   Cima Labs*                                    9,300             247
   Eon Labs*                                    76,800           1,825
   Inspire Pharmaceuticals (E)*                 12,800             106
   Worthington Industries                       91,600           1,614
                                                            ----------
                                                                 4,336
                                                            ----------
PROFESSIONAL SERVICES -- 0.1%
   PRG-Schultz International (E)*               88,810             852
                                                            ----------
RAILROADS -- 0.0%
   Trinity Industries (E)                       13,100             256
                                                            ----------
REAL ESTATE -- 0.3%
   Avatar Holdings*                             53,650           1,307
   Jones Lang LaSalle*                          21,200             342
   LNR Property                                 22,500             819
   Trammell Crow*                               52,900             482
                                                            ----------
                                                                 2,950
                                                            ----------
REAL ESTATE INVESTMENT TRUSTS -- 6.1%
   Alexandria Real Estate Equities              34,800           1,419
   AMB Property                                 96,300           2,663
   Anthracite Capital                           26,000             274
   Apartment Investment
     & Management, Cl A                         67,000           2,504
   Archstone-Smith Trust                       145,657           3,365
   Arden Realty                                 88,200           1,965
   AvalonBay Communities                       100,200           3,968
   Boston Properties                            81,250           3,012
   BRE Properties, Cl A                         30,700             944
   Corporate Office Properties
     Trust SBI MD                               88,520           1,207
   Cousins Properties                           40,500             974
   Essex Property Trust                         62,000           3,162
   Federal Realty Investment Trust              24,900             680
   First Industrial Realty Trust                58,600           1,583
   General Growth Properties (E)                64,400           3,181
   Glimcher Realty Trust                        43,100             711
   Home Properties of New York                  39,900           1,307
   Host Marriott (E)*                          189,600           1,735
   Macerich                                    128,985           3,922
   Mack-Cali Realty                            142,100           4,263
   MFA Mortgage Investments                     83,700             721
   Pan Pacific Retail Properties                36,600           1,307
   PS Business Parks                            31,800             961
   Public Storage                               38,200           1,188
   Reckson Associates Realty (E)               121,700           2,477

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002  43

STATEMENT OF NET ASSETS (Unaudited)

November 30, 2002
----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
   Rouse                                        58,100      $    1,731
   Simon Property Group (E)                     86,000           2,900
   SL Green Realty (E)                         101,400           3,216
   Taubman Centers                             201,100           3,274
   United Dominion Realty Trust                 82,400           1,279
                                                            ----------
                                                                61,893
                                                            ----------
RETAIL -- 5.0%
   Abercrombie & Fitch, Cl A*                   13,900             346
   AC Moore Arts & Crafts*                       8,200             116
   AFC Enterprises*                             36,500             796
   American Eagle Outfitters*                   20,500             392
   Brown Shoe                                   52,600           1,268
   Cato, Cl A                                   46,000             911
   Charlotte Russe Holding*                     57,500             764
   Charming Shoppes*                           179,000             850
   Chico's FAS (E)*                            139,450           3,135
   CKE Restaurants*                             26,500             132
   Copart*                                       8,200              99
   Cost Plus (E)*                               88,050           2,879
   Dillard's, Cl A (E)                          49,500             956
   Dress Barn*                                   8,043             111
   Duane Reade*                                103,300           1,962
   Footstar (E)*                               205,100           1,296
   Fred's                                       26,067             649
   GameStop*                                    80,800           1,503
   Genesco (E)*                                123,100           2,537
   Great Atlantic & Pacific Tea*               179,400           1,367
   Guitar Center*                               51,700           1,032
   Gymboree*                                   100,100           2,032
   HOT Topic (E)*                               61,042           1,477
   IHOP*                                        35,700             859
   Insight Enterprises*                         61,400             615
   Kenneth Cole Productions, Cl A*              29,300             735
   Kirkland's*                                   7,450             126
   Linens `N Things (E)*                        34,700             863
   Lithia Motors, Cl A*                         42,500             683
   Lone Star Steakhouse & Saloon                33,700             637
   Movie Gallery (E)*                           53,365             916
   MSC Industrial Direct, Cl A*                 87,000           1,542
   Pacific Sunwear of California*               57,050           1,513
   Pathmark Stores*                            155,800             606
   PF Chang's China Bistro (E)*                 55,600           1,959
   Rare Hospitality International*              42,600           1,140
   Regis                                        72,400           1,883
   Ryan's Family Steak Houses*                  90,900             988
   School Specialty (E)*                        45,500             896
   Smith & Wollensky
     Restaurant Group*                          55,500             220
   Sonic Automotive*                            39,800             703
   Too*                                          1,150              34
   Tweeter Home Entertainment Group*            93,900           1,033
   United Auto Group*                           25,300             342
   Wilsons The Leather Experts*                 73,500             533

----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
   Wolverine World Wide                         54,200      $      906
   Zale (E)*                                   137,650           4,914
                                                            ----------
                                                                51,256
                                                            ----------
RETIREMENT/AGED CARE -- 0.1%
   Sunrise Assisted Living (E)*                 53,750           1,507
                                                            ----------
RUBBER & PLASTIC -- 0.1%
   Constar International (E)*                   14,700             182
   Nortek Holdings*                             19,100             865
                                                            ----------
                                                                 1,047
                                                            ----------
RUBBER-TIRES -- 0.2%
   Bandag                                       14,200             579
   Cooper Tire & Rubber                         68,000           1,081
                                                            ----------
                                                                 1,660
                                                            ----------
SEMI-CONDUCTORS/INSTRUMENTS -- 4.5%
   Actel*                                       25,000             481
   Artisan Components*                          13,650             280
   ASM International*                           26,600             394
   AstroPower (E)*                             102,000             887
   Asyst Technologies*                          93,300             785
   Cree (E)*                                    55,400           1,311
   Cymer (E)*                                    6,200             225
   DSP Group*                                   26,300             456
   Dupont Photomasks (E)*                       61,600           1,714
   Exar (E)*                                    24,000             338
   Fairchild Semiconductor
     International, Cl A*                       85,600           1,311
   Helix Technology                             18,650             264
   Integrated Circuit Systems (E)*              55,220           1,286
   Integrated Device Technology*                 9,000              97
   Intersil, Cl A*                              43,100             745
   JNI*                                        123,500             400
   Lattice Semiconductor*                      584,400           5,844
   LTX*                                         35,500             327
   Marvell Technology Group (E)*                48,100           1,089
   Microsemi (E)*                               17,500             111
   Millipore (E)*                               51,300           1,891
   MKS Instruments*                             13,350             254
   MRV Communications*                         382,200             680
   Mykrolis*                                    49,787             414
   Nvidia*                                       9,400             161
   O2Micro International*                      137,450           1,814
   Omnivision Technologies*                     43,750             783
   ParthusCeva*                                  8,766              61
   Pixelworks (E)*                           1,128,200          10,537
   PLX Technology*                              45,550             239
   Power Integrations*                          76,600           1,566
   RF Micro Devices*                            16,450             201
   Rofin-Sinar Technologies*                    63,700             490
   Rudolph Technologies*                       106,200           2,104
   Semtech (E)*                                 11,800             178

--------------------------------------------------------------------------------
44  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002

----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
   Silicon Image (E)*                           69,250      $      484
   Silicon Laboratories*                         3,200              94
   Skyworks Solutions (E)*                      67,700             816
   StockerYale (E)*                             59,900             118
   Triquint Semiconductor*                     394,600           2,423
   Virage Logic*                                46,730             639
   Xicor*                                       87,400             378
   Zoran*                                       45,500             980
                                                            ----------
                                                                45,650
                                                            ----------
SOFTWARE -- 4.9%
   Advent Software*                             62,600           1,044
   Agile Software*                              79,050             708
   Altiris*                                     12,300             160
   Ascential Software*                         137,300             416
   Borland Software*                            51,500             681
   Bsquare (E)*                                273,200             363
   Business Objects ADR (E)*                    56,450           1,128
   Concerto Software*                           87,300             559
   Dendrite International*                     270,625           1,594
   Digex*                                      349,600             315
   Digi International*                          34,100             104
   E.piphany*                                   81,400             405
   Echelon (E)*                                 12,100             176
   Embarcadero Technologies*                    13,100              86
   F5 Networks*                                  6,200              87
   Hyperion Solutions*                         119,295           3,325
   Informatica*                                    150               1
   Internet Security Systems (E)*               63,500           1,589
   Lawson Software*                            107,000             529
   Magma Design Automation*                     68,200             790
   Matrixone*                                   70,450             375
   MicroStrategy, Cl A (E)*                     23,300             424
   MSC.Software*                               149,100           1,094
   NETIQ (E)*                                   17,350             301
   Network Associates*                           7,000             128
   Novell*                                     186,400             665
   Onyx Software*                            1,152,700           2,478
   Pinnacle Systems*                           289,790           4,095
   Pixar (E)*                                  104,000           6,005
   Progress Software*                           61,885             840
   Quadramed (E)*                               55,600             165
   Quest Software (E)*                          29,500             384
   Quovadx*                                    238,200             595
   Red Hat*                                  1,508,000          10,360
   Retek*                                        4,300              19
   Symantec*                                     6,300             275
   Take-Two Interactive Software (E)*           55,000           1,646
   TIBCO Software (E)*                         145,100           1,067
   Timberline Software                          70,700             421
   Transaction Systems Architects, Cl A*        48,100             346
   United Online*                              110,100           1,754
   Viewpoint (E)*                              220,500             721
   webMethods*                                 114,250           1,103
                                                            ----------
                                                                49,321
                                                            ----------

----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
SPECIALTY CONSTRUCTION -- 0.2%
   ElkCorp                                      85,900      $    1,547
   Superconductor Technologies
     (PIPE)(D)*                                350,000             331
                                                            ----------
                                                                 1,878
                                                            ----------
STEEL & STEEL WORKS -- 0.5%
   AK Steel Holding*                           231,000           1,871
   Maverick Tube*                               22,500             289
   Quanex                                       37,350           1,143
   Roanoke Electric Steel                       60,200             664
   Schnitzer Steel Industries, Cl A             44,700             827
   Steel Dynamics*                              49,250             699
                                                            ----------
                                                                 5,493
                                                            ----------
TELEPHONES & TELECOMMUNICATIONS -- 0.5%
   Boston Communications Group*                 28,900             392
   Commonwealth Telephone
     Enterprises*                               37,900           1,454
   IDT*                                         19,200             358
   IDT, Cl B*                                   32,600             579
   Lightbridge*                                 58,400             411
   Loral Space & Communications (E)*           305,700             196
   Nextel Communications, Cl A*                  7,800             107
   Telephone & Data Systems (E)                 14,000             767
   West*                                        37,200             620
                                                            ----------
                                                                 4,884
                                                            ----------
TESTING LABORATORIES -- 0.6%
   eResearch Technology (E)*                    75,890           1,063
   Isis Pharmaceuticals (E)*                   263,700           2,276
   Trimeris (E)*                                 9,500             457
   Tularik (E)*                                280,100           2,686
                                                            ----------
                                                                 6,482
                                                            ----------
TRANSPORTATION SERVICES -- 0.0%
   SCS Transportation (E)*                       9,410              82
                                                            ----------
TRUCKING -- 0.9%
   Arkansas Best*                               32,600             953
   Forward Air*                                 22,700             437
   JB Hunt Transport Services*                  19,800             545
   Knight Transportation*                       38,800             767
   Navistar International (E)*                  32,000             987
   Roadway                                      28,700           1,147
   Usfreightways                               146,700           4,463
                                                            ----------
                                                                 9,299
                                                            ----------
WHOLESALE -- 0.7%
   Handleman*                                   56,900             640
   Owens & Minor (E)                            86,600           1,429
   Performance Food Group*                      76,965           2,709
   SCP Pool (E)*                                29,400             927

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002  45

STATEMENT OF NET ASSETS (Unaudited)


Small Cap Fund (Concluded)
November 30, 2002
----------------------------------------------------------------------
                                           Shares/Face    Market Value
Description                               Amount (000)   ($ Thousands)
----------------------------------------------------------------------
   United Natural Foods*                        39,100      $    1,007
   United Stationers*                           16,600             540
                                                            ----------
                                                                 7,252
                                                            ----------
Total Common Stock
   (Cost $934,235)                                             885,945
                                                            ----------

CONVERTIBLE BONDS -- 0.1%
   Emcore, CV to 20.5074 shares
        5.000%, 05/15/06                         1,400             658
   Microstrategy
        7.500%, 06/24/07                             2               1
   Viropharma, CV to 9.1620 shares
        6.000%, 03/01/07                         2,000             810
                                                            ----------
Total Convertible Bonds
   (Cost $1,607)                                                 1,469
                                                            ----------

WARRANTS -- 0.0%
   Dime Bancorp (C)*                           268,335              32
   Expedia, Expires 02/04/09*                    7,622             325
   Microstrategy, Expires 06/24/07                  36              --
   Superconductor Technologies (PIPE),
     Expires 12/15/07(D)                        87,500              --
                                                            ----------
Total Warrants
   (Cost $40)                                                      357
                                                            ----------

RIGHTS -- 0.0%
   Bank United                                  24,100               2
                                                            ----------
Total Rights
   (Cost $4)                                                         2
                                                            ----------

CASH EQUIVALENT -- 0.4%
   First Union Cash Management
     Program                                 3,825,329           3,825
                                                            ----------
Total Cash Equivalent
   (Cost $3,825)                                                 3,825
                                                            ----------

U.S. TREASURY OBLIGATIONS -- 0.7%
   U.S. Treasury Bills (A)
        1.586%, 02/27/03                        $6,800           6,780
                                                            ----------
Total U.S. Treasury Obligations
   (Cost $6,774)                                                 6,780
                                                            ----------

REPURCHASE AGREEMENT -- 11.3%
   Morgan Stanley Dean Witter
     1.260%, dated 11/29/02, matures
     12/02/02, repurchase price
     $114,536,192 (collateralized by
     U.S. Agency obligation, total
     market value: $116,933,668) (B)           114,524         114,524
                                                            ----------
Total Repurchase Agreement
   (Cost $114,524)                                             114,524
                                                            ----------
Total Investments -- 99.8%
   (Cost $1,061,009)                                         1,012,902
                                                            ----------

----------------------------------------------------------------------
                                                                 Value
Description                                              ($ Thousands)
----------------------------------------------------------------------
Other Assets and Liabilities, Net -- 0.2%                   $    1,799
                                                            ----------
Total Net Assets -- 100.0%                                  $1,014,701
                                                            ==========

STATEMENT OF ASSETS AND LIABILITIES:
Assets
   Investments at value (Cost $946,485)                     $  898,378
   Repurchase agreement (Cost $114,524)                        114,524
   Collateral received on securities loaned                    122,773
   Receivable for investment securities sold                     7,072
   Receivable for capital shares sold                            3,052
   Dividend and interest receivable                                577
   Other assets                                                    138
                                                            ----------
Total Assets                                                 1,146,514
                                                            ----------
Liabilities
   Payable for collateral on securities loaned                 122,773
   Payable to custodian                                             11
   Payable for investment securities purchased                   5,727
   Payable for capital shares redeemed                           1,969
   Investment advisory fees payable                                414
   Accrued expenses and other liabilities                          919
                                                            ----------
Total Liabilities                                              131,813
                                                            ----------
Total Net Assets                                            $1,014,701
                                                            ----------
NET ASSETS:
Paid-in-Capital -- Class A Shares
   (unlimited authorization -- no par value)
   based on 94,962,354 outstanding shares
   of beneficial interest                                   $1,154,827
Paid-in-Capital -- Class T Shares
   (unlimited authorization -- no par value)
   based on 33,067 outstanding shares
   of beneficial interest                                          347
Undistributed net investment income                                887
Accumulated net realized loss on investments                  (101,333)
Net unrealized depreciation on investments                     (48,107)
Net unrealized appreciation on futures contracts                 8,080
                                                            ----------
Total Net Assets -- 100.0%                                  $1,014,701
                                                            ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A Shares                            $10.68
                                                                ======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class T Shares                            $10.68
                                                                ======

* Non-Income Producing Security
(A) Security, or portion thereof, is pledged as collateral on open futures contracts.
(B) Tri-Party Repurchase Agreement
(C) This warrant represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date.
(D) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of November 30, 2002 was $330,750.
(E) This security or a partial position of this security is on loan at November 30, 2002 (see Note 11). The total value of securities on loan at November 30, 2002 was $116,224,761.
ADR -- American Depository Receipt
Cl -- Class
CV -- Convertible
PIPE -- Private Investment in a Public Equity.
Ser -- Series
Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
46  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002

Core Fixed Income Fund
November 30, 2002
----------------------------------------------------------------------
                                           Face Amount    Market Value
Description                              ($ Thousands)   ($ Thousands)
----------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 18.0%
   U.S. Treasury Bills (A)(L)
        1.191%, 12/12/02                      $ 86,100      $   86,071
   U.S. Treasury Bonds
       11.875%, 11/15/03                           210             230
        9.875%, 11/15/15                           903           1,351
        9.250%, 02/15/16                         1,540           2,213
        3.875%, 04/15/29 (D)                    28,360          33,181
        3.625%, 04/15/28 (D) (L)                26,754          29,965
       10.375%, 11/15/12 (L)                     5,130           6,734
        8.500%, 02/15/20 (L)                     9,635          13,393
        8.125%, 08/15/19 (L)                     7,735          10,390
        8.000%, 11/15/21 (L)                     9,830          13,197
        6.750%, 08/15/26 (L)                    42,479          51,167
        6.125%, 08/15/29 (L)                     6,970           7,874
        6.000%, 02/15/26 (L)                     7,415           8,180
        5.375%, 02/15/31 (L)                     3,545           3,720
        5.250%, 11/15/28 (L)                    45,821          45,971
   U.S. Treasury Notes
        5.750%, 08/15/10                         9,780          10,898
        6.500%, 10/15/06                           330             373
        4.250%, 01/15/10 (D)                     7,919           8,808
        6.000%, 08/15/09 (L)                     7,375           8,331
        4.000%, 11/15/12 (L)                    14,990          14,729
        3.250%, 08/15/07 (L)                     1,883           1,885
        3.000%, 02/29/04 to 11/15/07            15,905          15,839
        2.125%, 10/31/04                        18,565          18,601
   U.S. Treasury STRIPS (A) (L)
        5.620%, 11/15/21                        32,325          11,306
        5.570%, 11/15/27                        29,580           7,510
                                                            ----------
Total U.S. Treasury Obligations
   (Cost $398,182)                                             411,917
                                                            ----------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 2.8% FHLB
        1.200%, 12/02/02 (A)                     9,380           9,380
        1.214%, 02/12/03 (A)                       500             499
   FHLMC
        5.875%, 03/21/11                         1,730           1,838
        6.625%, 09/15/09                        18,824          21,459
   FHLMC CMO/REMIC, Ser 1, Cl Z
        9.300%, 04/15/19                           138             142
   FHLMC CMO/REMIC, Ser 1081, Cl K
        7.000%, 05/15/21                         3,747           3,893
   FHLMC CMO/REMIC, Ser 1101, Cl M
        6.950%, 07/15/21                         2,498           2,609
   FNMA
        5.750%, 02/15/08                         1,550           1,692
        1.525%, 02/12/03 (A)                     7,025           7,008
   FNMA CMO/REMIC, Ser 1990-106, Cl J
        8.500%, 09/25/20                            70              76

----------------------------------------------------------------------
                                           Face Amount    Market Value
Description                              ($ Thousands)   ($ Thousands)
----------------------------------------------------------------------
   FNMA CMO/REMIC, Ser 1990-58, Cl J
        7.000%, 05/25/20                      $  1,798      $    1,920
   FNMA CMO/REMIC,
     Ser 1990-93, Cl G
        5.500%, 08/25/20                           359             377
   FNMA CMO/REMIC,
     Ser 1991-156, Cl A
        7.500%, 10/25/21                           175             182
   FNMA CMO/REMIC,
     Ser 1993-69, Cl Z
        6.000%, 01/25/22                           595             604
   FNMA CMO/REMIC,
     Ser 1996-45, Cl K
        7.000%, 09/25/21                           845             899
   FNMA CMO/REMIC,
     Ser 2002-T1, Cl A2
        7.000%, 11/25/31                         3,315           3,498
   FNMA CMO/REMIC,
     Ser 2002-T4, Cl A2
        7.000%, 12/25/41                         2,046           2,155
   FNMA CMO/REMIC,
     Ser 92-30, Cl Z
        7.000%, 06/25/22                         1,080           1,146
   Resolution Funding, Ser A
        8.625%, 01/15/30                           250             364
   TVA
        7.125%, 05/01/30                         3,440           4,102
                                                            ----------
Total U.S. Government Agency Obligations
   (Cost $60,583)                                               63,843
                                                            ----------

U.S. GOVERNMENT MORTGAGE-
BACKED OBLIGATIONS -- 40.0%
   FHLMC
        9.750%, 10/01/14                            84              90
        9.000%, 12/01/05                             6               6
        8.500%, 09/01/08 to 04/01/09               676             721
        8.000%, 08/01/26 to 11/01/30             2,518           2,698
        7.500%, 11/01/17 to 06/01/32             9,929          10,490
        7.000%, 11/01/15 to 06/01/32            23,875          24,971
        6.500%, 11/01/12 to 12/01/32            41,087          51,196
        6.000%, 03/01/11 to 04/01/32            20,533          21,276
        5.625%, 03/15/11                         1,650           1,770
        5.500%, 10/01/13 to 12/15/17            24,061          24,796
        4.750%, 10/11/12                         3,100           3,024
   FHLMC
        7.000%, 03/15/10 (L)                     3,325           3,864
        5.750%, 01/15/12 (L)                    61,750          66,444
        4.875%, 03/15/07 (L)                    10,940          11,587
   FHLMC Ser 2145, Cl MA
        6.000%, 07/15/26                         2,499           2,542
   FHLMC Ser 2479, Cl HK
        6.100%, 02/15/29                         8,922           9,114

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002  47

STATEMENT OF NET ASSETS (Unaudited)

November 30, 2002
----------------------------------------------------------------------
                                           Face Amount    Market Value
Description                              ($ Thousands)   ($ Thousands)
----------------------------------------------------------------------
   FHLMC Ser T-49,  Cl AF1
        2.570%, 12/25/32                      $  7,884      $    7,904
   FHLMC, Callable 07/23/04 @ 100
        4.500%, 07/23/07                         2,625           2,696
   FNMA
        8.500%, 09/01/13                             9              10
        8.000%, 04/01/08 to 07/01/31             8,469           9,043
        7.500%, 06/01/27 to 06/01/32             2,675           2,828
        7.000%, 10/01/14 to 07/01/32            51,736          54,059
        6.500%, 10/01/08 to 11/01/31            32,557          34,062
        6.000%, 03/01/11 to 05/01/32            34,516          36,315
        5.500%, 05/01/13 to 11/01/17            11,388          11,747
        5.375%, 11/15/11                           630             662
        5.125%, 02/13/04                         6,350           6,601
        5.000%, 01/15/07                           730             775
        4.790%, 11/01/12                         2,625           2,656
        5.250%, 04/15/07 (L)                     6,285           6,728
   FNMA TBA
        5.000%, 12/17/17                         3,000           3,023
        6.000%, 12/01/17                        10,500          10,900
        5.500%, 12/01/17                        12,200          18,638
        7.000%, 12/01/32                         3,000           3,132
        6.500%, 01/14/33                        17,000          17,526
        6.000%, 12/02/32                        11,700          11,952
        6.500%, 12/01/32                        18,600          19,210
        6.500%, 12/13/31                        40,000          41,313
   FNMA Ser 2002-65, Cl TP
        7.000%, 03/25/31                         7,731           8,121
   FNMA, Ser 1999-11, Cl Z
        5.500%, 03/25/29                         5,282           4,907
   GNMA
        9.500%, 12/15/20                            90             103
        8.500%, 11/15/20                             6               6
        7.500%, 09/15/06 to 07/15/31            20,748          22,140
        7.000%, 01/15/29 to 10/15/29             6,117           6,437
        6.500%, 06/15/11 to 02/15/32            57,968          60,399
        6.000%, 03/15/14 to 10/15/32            16,894          17,668
        5.500%, 04/15/14 to 01/15/17             4,548           4,705
   GNMA TBA
        6.000%, 12/01/32                         5,805           5,961
        7.500%, 12/31/31                        12,950          13,759
        7.000%, 12/01/31                        50,100          52,621
        6.500%, 12/20/31                       113,550         118,021
        6.000%, 12/20/31                        62,380          64,056
                                                            ----------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $898,834)                                             915,273
                                                            ----------


----------------------------------------------------------------------
                                           Face Amount    Market Value
Description                              ($ Thousands)   ($ Thousands)
----------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 25.7%
AEROSPACE & DEFENSE -- 0.6%
   British Aerospace Financial (C)
        7.500%, 07/01/27                      $  5,000      $    5,262
   Lockheed Martin
        8.500%, 12/01/29                         3,820           4,918
   Northrop-Grumman
        9.375%, 10/15/24                         2,990           3,282
   Raytheon
        4.500%, 11/15/07                           435             428
                                                            ----------
                                                                13,890
                                                            ----------
AIR TRANSPORTATION -- 1.4%
   America West Airlines, Ser 99-1
        7.930%, 01/02/19                         6,435           6,577
   American Airlines, Ser 94A4
        9.780%, 11/26/11                         1,888             789
   Atlas Air, Ser 00-1
        8.707%, 01/02/19                         2,727           1,771
   Continental Airlines, Ser 00-2 (C) (H)
        8.312%, 04/02/11                         1,693           1,013
   Continental Airlines, Ser 974C (C) (H)
        6.800%, 07/02/07                         4,639           2,556
   Continental Airlines, Ser 99-2 (C) (H)
        7.730%, 03/15/11                         1,480             858
        7.434%, 09/15/04                         1,350             804
   Continental Airlines (L)
        6.545%, 02/02/19                         1,323           1,117
   Delta Air Lines, Ser 02-1
        6.718%, 01/02/23                         5,600           5,780
        6.417%, 07/02/12                         4,200           4,315
   FedEx, Ser 981B
        6.845%, 01/15/19                           545             584
   Northwest Airlines, Ser 971B (C) (H)
        7.248%, 01/02/12                         4,112           3,274
   Northwest Airlines, Ser 991C (C) (H)
        8.130%, 02/01/14                         1,130             672
   US Airways, Cl B (H)(C)
        7.500%, 04/15/08                         3,325             831
   United Air Lines, Ser 91A2 (C) (H)
       10.020%, 03/22/14                         3,550           1,384
   United Air Lines, Ser 96A1 (C) (H)
        7.270%, 01/30/13                         2,544             900
                                                            ----------
                                                                33,225
                                                            ----------

--------------------------------------------------------------------------------
48  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002

----------------------------------------------------------------------
                                           Face Amount    Market Value
Description                              ($ Thousands)   ($ Thousands)
----------------------------------------------------------------------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 1.9%
   COX Communications
        7.875%, 08/15/09                      $    440      $      476
   Comcast
        8.875%, 04/01/07                         7,722           7,963
   Comcast Cable Communications
        6.375%, 01/30/06                         2,010           2,036
        6.750%, 01/30/11 (L)                     8,575           8,476
   Continental Cablevision
        9.500%, 08/01/13                         5,925           6,310
        9.000%, 09/01/08                           800             844
   MeadWestavaco (L)
        6.850%, 04/01/12                         2,120           2,280
   News America
        7.300%, 04/30/28                         2,660           2,542
   News America Holdings
        8.150%, 10/17/36                         5,000           4,969
   TCI Communications
        7.875%, 02/15/26                         1,550           1,482
        6.375%, 05/01/03                         1,080           1,077
   TCI Communications MTN (G)
        8.350%, 02/15/05                         2,000           1,939
   Turner Broadcasting System
        8.375%, 07/01/13                           590             635
   Verizon
        5.650%, 11/15/11                         1,500           1,514
                                                            ----------
                                                                42,543
                                                            ----------
CHEMICALS -- 0.3%
   Dow Chemical
        7.375%, 11/01/29                         3,990           4,095
        6.125%, 02/01/11                           490             493
        6.000%, 10/01/12 (L)                     1,280           1,273
   Pharmacia
        6.500%, 12/01/18                           500             532
                                                            ----------
                                                                 6,393
                                                            ----------
COMMERCIAL SERVICES -- 0.1%
   Household Finance
        1.770%, 05/28/04                         2,000           1,953
                                                            ----------
COMMUNICATIONS EQUIPMENT -- 0.1%
   Williams
        6.500%, 08/01/06                         2,000           1,360
                                                            ----------
COMPUTERS & SERVICES -- 0.4%
   AOL
        7.700%, 05/01/32                         3,520           3,501
   Electronic Data Systems
        7.450%, 10/15/29                         5,050           4,564
                                                            ----------
                                                                 8,065
                                                            ----------

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002  49

STATEMENT OF NET ASSETS (Unaudited)

November 30, 2002
----------------------------------------------------------------------
                                           Face Amount    Market Value
Description                              ($ Thousands)   ($ Thousands)
----------------------------------------------------------------------
DRUGS -- 0.2%
   Bristol-Myers Squibb
        5.750%, 10/01/11                      $  3,870      $    4,055
                                                            ----------
ELECTRICAL SERVICES -- 1.8%
   Aquila
        7.000%, 07/15/04                         1,750           1,350
   Arizona Public Services
        8.000%, 12/30/15                         1,000           1,030
   CE Generation
        7.416%, 12/15/18                         3,896           3,272
   Conectiv MTN, Ser A
        6.730%, 06/01/06                         2,130           2,197
   DTE Energy
        6.450%, 06/01/06                         2,275           2,416
   Edison Mission
        9.875%, 04/15/11                         4,000           1,760
   Edison Mission Energy
        7.730%, 06/15/09                           400             168
   Exelon
        6.750%, 05/01/11                         1,150           1,228
   First Energy, Ser B
        6.450%, 11/15/11                         2,080           2,050
   First Energy, Ser C
        7.375%, 11/15/31                         4,600           4,482
   Hydro Quebec, Ser GW
        9.750%, 01/15/18                         4,110           4,146
   Hydro-Quebec, Ser HQ
        9.500%, 11/15/30                         1,450           2,135
   Hydro-Quebec, Ser HY
        8.400%, 01/15/22                         1,750           2,249
   Hydro-Quebec, Ser JL
        6.300%, 05/11/11                         2,120           2,354
   Korea Electric Power
        7.750%, 04/01/13                         1,920           2,249
   NRG Energy (C)
        7.625%, 02/01/06                         4,000           1,010
   Niagra Mohawk Power, Ser G
        7.750%, 10/01/08                         1,200           1,353
   PSE&G Engergy
        8.500%, 06/15/11                         2,700           2,106
   Progress Energy
        6.850%, 04/15/12                         1,950           2,086
   System Energy Resources
        7.430%, 01/15/11                           273             271
   Virginia Electric & Power
        5.750%, 03/31/06                         1,325           1,399
                                                            ----------
                                                                41,311
                                                            ----------
FINANCIAL SERVICES -- 5.6%
   ASIF Global Funding (C)
        3.850%, 11/26/07                         2,750           2,729
   Bear Stearns
        6.250%, 07/15/05                           800             858

----------------------------------------------------------------------
                                           Face Amount    Market Value
Description                              ($ Thousands)   ($ Thousands)
----------------------------------------------------------------------
   Capital One Bank
        6.650%, 03/15/04                      $  3,300      $    3,258
        6.500%, 07/30/04                         3,750           3,665
   Citigroup (L)
        6.000%, 02/21/12                         2,150           2,292
   Credit Suisse
        5.750%, 04/15/07                         3,020           3,144
        6.125%, 11/15/11 (L)                     1,685           1,707
   Devon Financing
        6.875%, 09/30/11                         1,580           1,733
   Dryden Investor Trust (C) (H)
        7.157%, 07/23/08                         4,187           4,450
   Ford Motor Credit
        7.875%, 06/15/10                         7,920           7,869
        7.500%, 03/15/05                         1,000           1,017
        7.375%, 10/28/09                           215             205
        7.375%, 02/01/11                         7,000           6,702
        6.875%, 02/01/06                         8,545           8,440
   Ford Motor Credit MTN
        7.750%, 02/15/07                         5,000           5,050
   General Electric Capital
        7.375%, 01/19/10                           460             527
        6.000%, 06/15/12                         1,310           1,370
   General Electric Capital MTN, Ser A
        6.750%, 03/15/32                         2,925           3,108
        6.125%, 02/22/11                         3,160           3,345
        5.350%, 03/30/06                           995           1,047
   General Motors Acceptance
        8.000%, 11/01/31                         2,500           2,439
        7.250%, 03/02/11                         4,810           4,768
        6.875%, 09/15/11                         8,200           7,942
        6.875%, 08/28/12                           200             193
        6.125%, 09/15/06                           830             827
        7.150%, 06/15/15 (E)                     2,600             936
   Goldman Sachs Group
        6.600%, 01/15/12                         5,680           6,150
   Household Finance
        8.000%, 07/15/10                         2,620           2,722
        7.000%, 05/15/12                         2,090           2,133
        6.500%, 11/15/08                           550             556
        6.375%, 10/15/11                           490             481
        6.375%, 11/27/12                           530             512
        5.875%, 02/01/09                         1,530           1,507
        5.750%, 01/30/07                         2,600           2,579
   JP Morgan Capital Trust II
        7.950%, 02/01/27                           200             205
   John Deere Capital
        6.000%, 02/15/09                         1,380           1,461
   Lehman Brothers
       11.625%, 05/15/05                           600             712
   Lehman Brothers Holdings
        8.800%, 03/01/15                         2,755           3,334
        7.875%, 08/15/10                         1,000           1,155

--------------------------------------------------------------------------------
50  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002

----------------------------------------------------------------------
                                           Face Amount    Market Value
Description                              ($ Thousands)   ($ Thousands)
----------------------------------------------------------------------
   Lehman Brothers Holdings MTN, Ser F
        7.500%, 09/01/06                      $  1,075      $    1,199
   Merrill Lynch
        7.430%, 09/01/22                         1,286           1,363
   Morgan Stanley
        6.750%, 04/15/11                         1,685           1,827
   PHH
        8.125%, 02/03/03                         5,000           5,039
   Progress Capital Holdings MTN
        6.750%, 12/10/07                         3,000           3,213
   Prudential (C)
        6.375%, 07/23/06                           800             841
   Sears Roebuck Acceptance
        7.000%, 02/01/11                           975             934
        7.000%, 06/01/32                         1,150             986
        6.700%, 04/15/12                           565             534
   Sears Roebuck Acceptance (L)
        6.250%, 05/01/09                           200             193
   Verizon Global Funding
        7.750%, 12/01/30                            50              56
   Verizon Global Funding (L)
        6.875%, 06/15/12                         7,500           8,046
                                                            ----------
                                                               127,359
                                                            ----------
FOOD, BEVERAGE & TOBACCO -- 2.2%
   Anheuser Busch
        6.500%, 05/01/42                         4,200           4,549
   Diageo Capital
        6.625%, 06/24/04                         4,700           5,005
   General Mills
        6.000%, 02/15/12                         2,000           2,128
   Kellogg, Ser B
        6.600%, 04/01/11                         4,455           4,929
   Kraft Foods
        5.625%, 11/01/11                         1,875           1,964
   Nabisco
        7.550%, 06/15/15                         3,000           3,607
        6.375%, 02/01/05 (F)                     3,000           3,217
   Pepsi Bottling Group, Ser B
        7.000%, 03/01/29                         2,500           2,838
   Philip Morris
        7.750%, 01/15/27                         5,570           5,953
   Philip Morris Capital
        7.500%, 07/16/09                         2,500           2,698
   RJ Reynolds Tobacco Holding
        7.375%, 05/15/03                         1,460           1,482
   RJ Reynolds Tobacco Holding, Ser B
        7.875%, 05/15/09                         2,530           2,685
        7.750%, 05/15/06                         3,760           4,032
   Sara Lee (L)
        6.250%, 09/15/11                         4,210           4,599
                                                            ----------
                                                                49,686
                                                            ----------

----------------------------------------------------------------------
                                           Face Amount    Market Value
Description                              ($ Thousands)   ($ Thousands)
----------------------------------------------------------------------
FORESTRY -- 0.4%
   Weyerhaeuser (C)
        7.375%, 03/15/32                      $  3,875      $    4,115
        6.750%, 03/15/12                         5,380           5,736
                                                            ----------
                                                                 9,851
                                                            ----------
GAS/NATURAL GAS -- 0.7%
   El Paso Energy
        7.625%, 07/15/11                         2,880           1,843
        6.750%, 05/15/09                         1,085             711
   El Paso MTN
        7.800%, 08/01/31                         2,360           1,428
        7.750%, 01/15/32 (L)                     3,800           2,299
   Kinder Morgan Energy
        7.750%, 03/15/32                           630             701
        7.300%, 08/15/33                         1,135           1,192
   Southern Natural Gas
        7.350%, 02/15/31                         2,200           1,848
   Williams
        7.875%, 09/01/21                         1,150             724
        7.750%, 06/15/31                           740             459
        6.125%, 12/01/03                         3,000           2,370
        6.250%, 02/01/06                         1,810           1,231
        8.750%, 03/15/32 (C) (L)                 2,840           1,846
        7.500%, 01/15/31                           310             192
   Yosemite Security Trust I (C) (H) (I)
        8.250%, 11/15/04                         1,411             226
                                                            ----------
                                                                17,070
                                                            ----------
INSURANCE -- 0.6%
   American General Capital
        8.500%, 07/01/30                           785             980
   Loews
        7.625%, 06/01/23                           450             447
        7.000%, 10/15/23                         1,950           1,830
   Lumbermens Mutual Casualty
        9.150%, 07/01/26                         3,700           1,628
   Metlife
        6.125%, 12/01/11                           440             460
   Zurich Capital Trust I (C)
        8.376%, 06/01/37                         8,300           7,325
                                                            ----------
                                                                12,670
                                                            ----------
MISCELLANEOUS MANUFACTURING -- 0.6%
   Honeywell International
        6.125%, 11/01/11                         1,350           1,418
   Tyco International
        7.000%, 06/15/28                         1,990           1,671
        6.875%, 01/15/29                         6,090           5,116
        6.125%, 01/15/09                           190             172
        6.375%, 10/15/11 (L)                     5,275           4,721
        6.375%, 10/15/11 (L)                       585             556
                                                            ----------
                                                                13,654
                                                            ----------

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002  51

STATEMENT OF NET ASSETS (Unaudited)

November 30, 2002
----------------------------------------------------------------------
                                           Face Amount    Market Value
Description                              ($ Thousands)   ($ Thousands)
----------------------------------------------------------------------
MEDICAL PRODUCTS & SERVICES -- 0.0%
   Oncor Electric (C)
        7.000%, 09/01/22                      $    640      $      601
                                                           -----------
MULTI-MEDIA -- 0.1%
   AOL Time Warner
        7.625%, 04/15/31                           315             309
        5.625%, 05/01/05                           980             989
                                                            ----------
                                                                 1,298
                                                            ----------
NON-HAZARDOUS WASTE DISPOSAL -- 0.4%
   Waste Management
        7.375%, 05/15/29                         1,000             991
        7.125%, 12/15/17                         5,425           5,635
        7.100%, 08/01/26                         2,245           2,263
                                                            ----------
                                                                 8,889
                                                            ----------
OFFICE/BUSINESS EQUIPMENT -- 0.3%
   Pittney Bowes Credit
        5.750%, 08/15/08                         5,600           6,035
                                                            ----------
PAPER & PAPER PRODUCTS -- 0.1%
   Georgia-Pacific
        9.875%, 11/01/21                         1,800           1,530
        9.500%, 12/01/11                         1,300           1,254
                                                            ----------
                                                                 2,784
                                                            ----------
PETROLEUM & FUEL PRODUCTS -- 1.2%
   Anadarko Finance, Ser B (L)
        7.500%, 05/01/31                         5,645           6,519
   Apache
        6.250%, 04/15/12                         1,410           1,544
   BP Capital Markets
        4.625%, 05/27/05                           570             598
   Coastal
        6.950%, 06/01/28                         2,250           1,417
   Conoco Funding
        7.250%, 10/15/31                         2,050           2,347
        6.950%, 04/15/29                         2,575           2,836
        6.350%, 10/15/11                         2,370           2,579
   ConocoPhillips (C)
        5.900%, 10/15/32 (C)                     1,360           1,310
        4.750%, 10/15/12 (C) (L)                 1,380           1,344
   Devon Energy
        7.950%, 04/15/32                         1,235           1,446
   Sunoco
        9.375%, 06/01/16                         2,225           2,401
   YPF Sociedad Anonima MTN, Ser A
        7.750%, 08/27/07                         3,000           2,497
                                                            ----------
                                                                26,838
                                                            ----------

----------------------------------------------------------------------
                                           Face Amount    Market Value
Description                              ($ Thousands)   ($ Thousands)
----------------------------------------------------------------------
PIPELINES -- 0.0%
   Texas East Transportation
        7.000%, 07/15/32                      $    925      $      967
                                                            ----------
RAILROAD TRANSPORTATION -- 0.3%
   Burlington North Santa Fe
        7.290%, 06/01/36                         1,010           1,156
        6.750%, 07/15/11                           200             221
        6.750%, 03/15/29                         3,000           3,172
   Consolidated Rail
        7.875%, 05/15/43                           450             509
   Union Pacific
        7.125%, 02/01/28                         1,500           1,686
        5.900%, 11/15/32                         1,025           1,019
                                                            ----------
                                                                 7,763
                                                            ----------
REAL ESTATE INVESTMENT MANAGEMENT -- 0.1%
   EOP Operating
        7.000%, 07/15/11                         1,545           1,646
   Security Capital Group MTN, Ser A
        7.750%, 11/15/03                         1,600           1,682
                                                            ----------
                                                                 3,328
                                                            ----------
REAL ESTATE INVESTMENT TRUSTS -- 0.3%
   GE Capital Franchise Finance MTN
        8.680%, 01/14/04                         4,700           5,048
        6.860%, 06/15/07                         1,100           1,230
                                                            ----------
                                                                 6,278
                                                            ----------
REGIONAL AGENCIES -- 1.0%
   Quebec Province
        7.500%, 09/15/29                         1,652           2,020
   Quebec Province, Ser NN (L)
        7.125%, 02/09/24                         1,970           2,288
   United Mexican States
        8.375%, 01/14/11                         5,100           5,635
   United Mexican States (L)
       11.500%, 05/15/26                         9,990          13,317
                                                            ----------
                                                                23,260
                                                            ----------
RETAIL -- 0.3%
   Duty Free International (C) (H) (J)
        7.000%, 01/15/04                         6,500           3,250
   Kohl's
        6.300%, 03/01/11                           410             442
   Safeway
        5.800%, 08/15/12                           870             885
   Target
        5.875%, 03/01/12                         3,190           3,387
                                                            ----------
                                                                 7,964
                                                            ----------

--------------------------------------------------------------------------------
52  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002

----------------------------------------------------------------------
                                           Face Amount    Market Value
Description                              ($ Thousands)   ($ Thousands)
----------------------------------------------------------------------
SPECIAL PURPOSE ENTITY -- 0.2%
   Air 2 US (C)
        8.027%, 10/01/19                      $  4,261      $    2,941
   Avalonbay Communities
        6.625%, 09/15/11                           595             618
   Enron Clearing Trust (C) (H) (I)
        7.375%, 05/15/06                         1,311             236
   Marlin Water (C) (H) (I)
        6.310%, 07/15/03                         2,000             360
   Osprey Trust/Osprey I (C) (H) (I)
        8.310%, 01/15/03                         3,000             540
        7.797%, 01/15/03                         3,700             666
                                                            ----------
                                                                 5,361
                                                            ----------
TELEPHONES & TELECOMMUNICATIONS -- 2.1%
   AT&T Canada (C) (G) (H) (I)
        6.820%, 06/15/08                         3,900             575
   AT&T Canada (C) (H)
       10.625%, 11/01/08                         2,180             332
   Ameritech Capital
        6.250%, 05/18/09                         1,340           1,403
   BellSouth (L)
        6.000%, 10/15/11                         6,375           6,772
   British Telecommunications (G)
        8.875%, 12/15/30                           940           1,163
   Citizens Communications (C)
        7.625%, 08/15/08                         4,500           4,698
   Dominion Resources
        5.700%, 09/17/12                         2,440           2,464
        8.125%, 06/15/10 (L)                       875             997
   France Telecom (G)
       10.000%, 03/01/31                           730             860
   Intermedia Communications,
     Ser B (C) (H) (I)
        8.600%, 06/01/08                         2,000             960
   Qwest
        8.875%, 06/01/31                         2,200           1,958
   Qwest Capital Funding (C)
        7.250%, 02/15/11                         4,750           2,921
   SBC Communications
        6.250%, 03/15/11                           275             295
        5.875%, 02/01/12                           450             470
   Sprint Capital
        7.625%, 01/30/11                         2,720           2,423
        8.375%, 03/15/12 (L)                     3,590           3,283
   Time Warner
        9.125%, 01/15/13                         1,140           1,294
        6.875%, 06/15/18                         1,890           1,797
        6.625%, 05/15/29                         1,650           1,433
   Verizon Communications
        7.750%, 06/15/32                         2,220           2,489
        7.375%, 09/01/12                           300             332
        6.940%, 04/15/28                         3,000           2,963

----------------------------------------------------------------------
                                           Face Amount    Market Value
Description                              ($ Thousands)   ($ Thousands)
----------------------------------------------------------------------
   Viacom
        5.625%, 08/15/12                      $  1,600      $    1,660
   Vodafone Group Plc
        7.750%, 02/15/10                         2,325           2,652
   WorldCom (C) (F) (I)
        7.375%, 01/15/03                           700             175
   WorldCom (I) (L)
        8.250%, 05/15/31                         5,000           1,250
                                                            ----------
                                                                47,619
                                                            ----------
Total Corporate Obligations
   (Cost $622,705)                                             588,311
                                                            ----------

ASSET-BACKED SECURITIES -- 14.6%
AUTOMOTIVE -- 2.2%
   Americredit Automobile Receivables
     Trust, Ser 1999-B, Cl A4
        5.960%, 03/12/06                         7,607           7,717
   Americredit Automobile Receivables
     Trust, Ser 2000-C, Cl A4 (F)
        1.900%, 07/12/07                         5,000           4,997
   Americredit Automobile Receivables
     Trust, Ser 2002-A, Cl  A3 (F)
        1.853%, 10/12/06                        10,460          10,462
   Chase Manhattan Auto Owner Trust,
     Ser 2000-A, Cl A3
        6.210%, 12/15/04                         1,801           1,826
   DaimlerChrysler Auto Trust,
     Ser 2000-B, Cl A3
        7.530%, 05/08/04                         1,298           1,305
   DaimlerChrysler Master Owner
     Trust, Ser 2002-A, Cl A (F)
        1.441%, 05/15/07                         3,180           3,181
   Ford Credit Auto Owner Trust,
     Ser 2000-E, Cl A4
        6.740%, 06/15/04                         4,594           4,670
   Ford Credit Auto Owner Trust,
     Ser 2001-D, Cl A3
        4.310%, 06/15/05                         6,000           6,099
   Onyx Acceptance Auto Trust,
     Ser 2001-B, Cl A3
        4.970%, 09/15/05                         3,143           3,195
   Sears Credit Account Master
     Trust, Ser 2002-5, Cl A (F)
        1.819%, 11/16/09                         4,375           4,375
   World Omni Auto Receivables
     Trust, Ser 2001-A, Cl A3
        5.300%, 02/20/05                         3,380           3,432
                                                            ----------
                                                                51,259
                                                            ----------

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002  53

STATEMENT OF NET ASSETS (Unaudited)

November 30, 2002
----------------------------------------------------------------------
                                           Face Amount    Market Value
Description                              ($ Thousands)   ($ Thousands)
----------------------------------------------------------------------
MORTGAGE RELATED -- 12.4%
   ABN Amro Mortgage,
     Ser 2002-5  Cl 2A2
        6.500%, 07/25/17                      $  3,817      $    3,929
   ABSC, Ser 2000-LB1, Cl AV (F)
        1.647%, 08/21/30                         4,139           4,130
   ARC Net Interest Margin Trust,
     Ser 2002-5A, Cl A (C)
        7.750%, 07/27/32                         1,731           1,720
   Ameriquest Mortgage Securities,
     Ser 2002-5, Cl AF1
        2.437%, 02/25/33                         6,000           6,000
   Amortizing Residential Collateral
     Trust, CMO, Ser 2002-BC1, Cl A (F)
        1.720%, 01/01/32                        10,825          10,804
   Asset Backed Securities,
     Ser 2001-HE3, Cl A1 (F)
        1.651%, 11/15/31                         9,231           9,198
   Asset Securitization, Ser
     1996-D2, Cl A1
        6.920%, 02/14/29                         7,619           8,050
   BankBoston Home Equity
     Loan Trust, Ser 1998-2, Cl A5
        6.140%, 02/25/19                         1,600           1,675
   Bayview Financial Acquistion
     Trust, Ser 2001-BA, Cl A (F)
        1.660%, 07/25/31                         1,122           1,117
   Bear Stearns, Ser 2000-2, Cl AF3
        7.340%, 08/25/30                         3,300           3,387
   Bear Stearns, Ser 2001-A, Cl AI4
        6.820%, 02/15/31                         5,022           5,262
   CS First Boston Mortgage Securities,
     Ser 1998-C2, Cl A2
        6.300%, 11/11/30                         1,250           1,361
   CS First Boston Mortgage Securities,
     Ser 2001-FL2A, Cl A (F)
        2.053%, 09/15/13                        16,222          16,161
   Chase Funding Loan Acquisition
     Trust, Ser 2001-AD1, Cl 1A1 (F)
        1.610%, 12/25/15                         1,157           1,157
   Cigna CBO, Ser 1996-1, Cl A2
        6.460%, 11/15/08                         9,458           9,449
   Citibank Credit Card Issuance Trust,
     Ser 2001-A5, Cl A5 (F)
        1.830%, 06/10/06                         8,000           8,000
   Conseco Finance Securitizations,
     Ser 2001-1, Cl A5
        6.990%, 07/01/32                         2,100           1,818
   Contimortgage Home Equity Loan
     Trust, Ser 1997-2, Cl A9
        7.090%, 04/15/28                         1,010           1,028
   Contimortgage Home Equity Loan
     Trust, Ser 1997-3, Cl A9
        7.120%, 08/15/28                         1,918           1,982

----------------------------------------------------------------------
                                           Face Amount    Market Value
Description                              ($ Thousands)   ($ Thousands)
----------------------------------------------------------------------
   Contimortgage Home Equity Loan
     Trust, Ser 1997-5, Cl A5
        6.630%, 12/15/20                      $  1,189      $    1,204
   Contimortgage Home Equity Loan
     Trust, Ser 1997-5, Cl A6
        6.870%, 03/15/24                         1,600           1,653
   Contimortgage Home Equity Loan
     Trust, Ser 1998-1, Cl A6
        6.580%, 12/15/18                           887             905
   Countrywide Asset-Backed
     Certificates, Ser 2001-BC3, Cl A
        1.620%, 12/25/31                         1,391           1,390
   Credit Suisse First Boston,
     Ser 2001-lCCA, Cl D
        4.950%, 12/05/13                         2,800           2,801
   Criimi Mae Commercial Mortgage
     Trust, Ser 1998-C1, Cl A2
        7.000%, 06/02/33                         4,000           4,269
   DLJ Commercial Mortgage,
     Ser 1999-CG1, Cl A1B
        6.460%, 03/10/32                         3,175           3,495
   DLJ Commercial Mortgage,
     Ser 1999-CG2, Cl A1B
        7.300%, 06/10/32                         3,600           4,111
   Delta Funding Home Equity
     Loan Trust, Ser 1997-3, Cl A6F
        6.860%, 10/25/28                         3,988           4,046
   Delta Funding Home Equity
     Loan Trust, Ser 1999-3, Cl A1A (F)
        1.790%, 09/15/29                         2,068           2,068
   EMC Mortgage Loan Trust,
     Ser 2002-AA, Cl A1 (F)
        1.850%, 05/25/39                         7,889           7,892
   EQCC Trust, Ser 2002-1, Cl 2A (F) (L)
        1.680%, 11/25/31                         6,571           6,565
   Embarcadero Aircraft Securitization
     Trust, Ser 2000-A, Cl A1
        1.860%, 08/15/25                         4,800           3,840
   Equivantage Home Equity Loan
     Trust, Ser 1997-2, Cl A3
        7.275%, 07/25/28                         1,570           1,601
   First Union-Lehman Brothers,
     Ser 1997-C2, IO (F)
        1.514%, 11/18/29                         1,728              93
   Fleet Home Equity Trust,
     Ser 2001-1, Cl A (F)
        1.598%, 05/20/31                           910             907
   GE Capital Mortgage Services,
     CMO, Ser 1994-7, Cl A15 (F)
        5.000%, 02/25/09                           580             559
   GE Capital Mortgage Services,
     Ser 1997-HE3, Cl A6
        6.720%, 10/25/27                         3,997           4,204

--------------------------------------------------------------------------------
54  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002

----------------------------------------------------------------------
                                           Face Amount    Market Value
Description                              ($ Thousands)   ($ Thousands)
----------------------------------------------------------------------
   GMAC Commercial Mortgage
     Securities, Ser 1998-C2, Cl X, IO (F)
        0.790%, 05/15/35                      $  8,010      $      248
   GMAC Commercial Mortgage
     Securities, Ser 1999-C2, Cl A2
        6.945%, 09/15/33                         4,100           4,594
   GMAC Commercial Mortgage
     Securities, Ser 1998-C2, Cl A2
        6.420%, 05/15/35                         2,925           3,210
   GS Mortgage Securities, CMO,
     Ser 1998-1, Cl A
        8.000%, 09/20/27                           989           1,094
   GS Mortgage Securities, CMO,
     Ser 1998-2, Cl A
        7.750%, 05/19/27                           377             390
   GS Mortgage Securities, CMO,
     Ser 1999-3, Cl A
        8.000%, 08/19/29                         1,364           1,484
   GS Mortgage Securities,
     Ser 1998-GLII, Cl A2
        6.562%, 04/13/31                         3,500           3,802
   Green Tree Financial,
     Ser 1998-2, Cl A5
        6.240%, 11/01/16                           957             981
   Green Tree Recreational,
     Ser 1998-A, Cl A1H
        6.710%, 05/15/29                           284             303
   Green Tree, Ser 1998-6, Cl A6 (F)
        6.270%, 07/01/21                         1,000             984
   IMPAC Commercial Holdings,
     Ser 1998-C1, Cl A1A
        6.060%, 08/20/30                           754             789
   IMPAC CMB Trust, CMO,
     Ser 2002-2, Cl A1 (F)
        1.660%, 08/25/32                        10,189          10,154
   Independent National Mortgage,
     CMO, Ser 1995-U, Cl A3
        7.130%, 01/25/26                         1,854           1,851
   JP Morgan Commercial Mortgage
     Finance, Ser 1997-C5, Cl X, IO (F)
        1.530%, 09/15/29                         7,276             407
   Lehman Brothers Commercial
     Conduit Mortgage Trust, Ser
     1998-C4, Cl A1B
        6.210%, 10/15/35                         3,750           4,090
   Merrill Lynch Mortgage Investors,
     Ser 1996-C2, Cl A3
        6.960%, 11/21/28                         6,700           7,263
   Merrill Lynch Mortgage Investors,
     Ser 1998-C1, Cl A1
        6.310%, 11/15/26                           965           1,015
   Merrill Lynch Mortgage, CMO,
     Ser 2002-NC1, Cl A1 (F)
        1.700%, 05/25/33                         2,521           2,515

----------------------------------------------------------------------
                                           Face Amount    Market Value
Description                              ($ Thousands)   ($ Thousands)
----------------------------------------------------------------------
   Mesa Trust Asset Backed Certificates,
     Ser 2002-3, Cl A, IO
       12.000%, 04/18/05                      $  8,100      $      972
   Metro Asset, Ser 1998-A, Cl A4 (C)
        6.981%, 01/20/26                         1,590           1,622
   Metropolitan Asset Funding,
     Ser 1997-B, Cl A1D
        7.130%, 03/20/12                         3,000           3,065
   Money Store Home Equity Trust,
     Ser 1995-C, Cl A5
        7.175%, 04/15/26                         6,647           6,676
   Nomura Asset Securities,
     Ser 1996-MD5, Cl A1B
        7.120%, 04/13/39                         3,000           3,299
   Novastar Home Equity Loan,
     Ser 1998-2, Cl A2 (F)
        1.380%, 08/25/28                         1,506           1,506
   Oakwood Mortgage Investors,
     Ser 2002-C, Cl A, IO
        6.000%, 08/15/10                        12,100           2,718
   Origen Manufactured Housing,
     Ser 2002-A, Cl A1 (F)
        1.621%, 05/15/32                         1,426           1,426
   Prudential Home Mortgage Securities,
     Ser 1993-40, Cl A6
        6.500%, 10/25/23                         2,088           2,120
   Residential Accredit Loans, CMO,
     Ser 1997-QS8, Cl A10
        7.500%, 08/25/27                         1,247           1,276
   Residential Accredit Loans, CMO,
     Ser 1998-QS9, Cl A10
        6.750%, 07/25/28                         1,368           1,400
   Residential Asset Mortgage Products,
     Ser 2002-RS5, Cl AI5
        5.410%, 09/25/32                        10,000           9,695
   Residential Asset Mortgage Products,
     Ser 2002-RS6, Cl AI5
        5.650%, 11/25/32                         6,000           5,945
   Residential Asset Securitization,
     CMO, Ser 1998-A5, Cl A5
        6.750%, 06/25/28                         6,600           6,789
   Residential Funding Mortgage
     Securities I, Ser 1998-S13, Cl A21
        6.750%, 06/25/28                         1,600           1,643
   Residential Funding Mortgage
     Securities I, Ser 1998-S9, Cl 1A1
        6.500%, 04/25/13                           919             940
   Residential Funding Mortgage
     Securities II, Ser 2000-HI1, Cl AI7
        8.290%, 02/25/25                         8,600           9,532
   Residential Funding Mortgage
     Securization I, Ser 1993-S29, Cl A6
        7.000%, 08/25/08                         5,039           5,105

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002  55

STATEMENT OF NET ASSETS (Unaudited)


Core Fixed Income Fund (Concluded)
November 30, 2002
----------------------------------------------------------------------
                                           Face Amount    Market Value
Description                              ($ Thousands)   ($ Thousands)
----------------------------------------------------------------------
   Ryland Mortgage Securities, CMO,
     Ser 1994-7A, Cl A2
        7.000%, 08/25/25                      $    460      $      470
   Saxon Asset Securities Trust,
     Ser 1998-4, Cl AF6
        6.400%, 01/25/30                         4,942           5,150
   TMS SBA Loan Trust 1999-1, Cl A (F)
        2.050%, 07/15/25                           601             583
   UCFC Home Equity Loan,
     Ser 1997-D, Cl A8 (F)
        1.601%, 12/15/27                           552             550
   Wells Fargo Mortgage Backed
     Securities, Ser 2002-A, Cl A3
        5.900%, 03/25/32                        10,000          10,070
   Wells Fargo, Ser 2002-D, Cl 1A2
        5.777%, 08/25/32                         6,552           6,697
                                                            ----------
                                                               282,254
                                                            ----------
Total Asset-Backed Securities
   (Cost $331,209)                                             333,513
                                                            ----------

TAXABLE MUNICIPAL BONDS -- 0.1%
   California State, Department of Water, RB
        3.975%, 05/01/05                         1,125           1,122
   Los Angeles County, California Taxable
     Pension Obligation, Ser D, RB MBIA (E)
        0.000%, 06/30/10                           650             441
   Tobacco Settlement Funding,
     Ser 2001-A, Cl A, RB
        6.360%, 05/15/25                         2,041           2,079
                                                            ----------
Total Taxable Municipal Bonds
   (Cost $3,524)                                                 3,642
                                                            ----------

COMMERCIAL PAPER -- 0.8%
   DaimlerChrysler
        1.720%, 12/20/02                         8,600           8,592
   Ford Motor Credit
        2.080%, 12/02/02                         5,000           5,000
   General Electric Capital
        1.270%, 12/17/02                         4,620           4,617
                                                            ----------
Total Commercial Paper
   (Cost $18,209)                                               18,209
                                                            ----------


----------------------------------------------------------------------
                          Shares/Face Amount/Contracts    Market Value
Description                              ($ Thousands)   ($ Thousands)
----------------------------------------------------------------------
CASH EQUIVALENT -- 2.3%
   Fidelity Institutional Domestic
     Portfolio, Cl I-C                      51,953,921      $   51,954
                                                            ----------
Total Cash Equivalent
   (Cost $51,954)                                               51,954
                                                            ----------

REPURCHASE AGREEMENTS -- 12.0%
   ABN Amro
     1.310%, dated 11/29/02, matures
     12/02/02, repurchase price
     $133,829,530 (collateralized by
     U.S. Agency obligations, total
     market value $136,491,902) (B) (K)       $133,815         133,815
   Merrill Lynch
     1.310%, dated 11/29/02, matures
     12/02/02, repurchase price
     $140,015,283 (collateralized by
     U.S. Agency obligations, total
     market value $142,800,571) (B) (K)        140,000         140,000
                                                            ----------
Total Repurchase Agreements
   (Cost $273,815)                                             273,815
                                                            ----------
Total Investments -- 116.3%
   (Cost $2,659,015)                                         2,660,477
                                                            ----------

WRITTEN OPTIONS -- (0.1)%
   December 2003 Euro Future Put,
     Expires 12/15/03, Strike Price $97           (322)           (278)
   December 2003 Euro Future Put,
     Expires 12/15/03, Strike Price $97.50        (427)           (574)
   March 2003 Ten Year Treasury Note
     Call, Expires 02/22/03, Strike
     Price $115                                   (321)           (155)
   March 2003 Ten Year Treasury Note
     Put, Expires 02/22/03, Strike
     Price $109                                    (95)            (95)
   March 2003 Ten Year Treasury Note
     Put, Expires 02/22/03, Strike
     Price $112                                   (214)           (488)
   March 2003 Treasury Bond Call,
     Expires 02/22/03, Strike Price $112          (161)           (178)
   March 2003 Treasury Bond Call,
     Expires 02/22/03, Strike Price $116          (157)            (59)
   March 2003 Treasury Bond Put,
     Expires 02/22/03, Strike Price $106          (321)           (582)
                                                            ----------
Total Written Options
   (Premium $(2,785))                                           (2,409)
                                                            ----------

--------------------------------------------------------------------------------
56  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002

----------------------------------------------------------------------
                                                          Market Value
Description                                              ($ Thousands)
----------------------------------------------------------------------
Other Assets and Liabilities, Net -- (16.2)%                  (371,413)
                                                            ----------
Total Net Assets -- 100.0%                                  $2,286,655
                                                            ==========

STATEMENT OF ASSETS AND LIABILITIES:
Assets
   Investments at value (Cost $2,385,200)                    2,386,662
   Repurchase agreement (Cost $273,815)                        273,815
   Cash                                                          1,694
   Collateral received on securities loaned                    407,979
   Receivable for investment securities sold                    75,212
   Receivable for capital shares sold                           15,924
   Interest receivable                                          20,120
   Other assets                                                  1,337
                                                            ----------
Total Assets                                                 3,182,743
                                                            ----------
Liabilities
   Payable for collateral on securities loaned                 407,979
   Payable for investment securities purchased                 474,720
   Income distribution payable                                   9,299
   Investment advisory fees payable                                284
   Options written, at fair value (premium
     received $2,785)                                            2,409
   Accrued expenses and other liabilities                        1,397
                                                            ----------
Total Liabilities                                              896,088
                                                            ----------
Total Net Assets                                            $2,286,655
                                                            ==========

NET ASSETS:
Paid-in-Capital -- Class A Shares
   (unlimited authorization -- no par value)
   based on 219,288,352 outstanding shares
   of beneficial interest                                   $2,220,079
Undistributed net investment income                                111
Accumulated net realized gain on investments,
   futures and option contracts                                 63,708
Net unrealized appreciation on investments
   and option contracts                                          1,838
Net unrealized appreciation on futures contracts                   919
                                                            ----------
Total Net Assets -- 100.0%                                  $2,286,655
                                                            ==========
Net Assets Value, Offering and Redemption
   Price Per Share                                              $10.43
                                                                ======


----------------------------------------------------------------------


----------------------------------------------------------------------
(A) The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(B) Security, or portion thereof, is pledged as collateral on open futures contracts.
(C) Securities sold within terms of private placement memorandum, exempt from registration under Section 144A of the Securities Exchange Act of 1933, as amended, and may be sold only to dealers in that program or other investors.
(D) Treasury Inflation Index Notes
(E) Zero Coupon Bond -- The rate reported on the Statement of Net Assets is the effective yield at time of purchase.
(F) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of November 30, 2002.
(G) Step Bond -- The rate reported on the Statement of Net Assets is the effective yield as of November 30, 2002. The coupon on a bond changes on a specific date.
(H) Securities considered illiquid. The total value of such securities as of November 30, 2002 was $21,350,860.
(I) Security in default of interest payments.
(J) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of November 30, 2002 was $3,250,000.
(K) Tri-Party Repurchase Agreement
(L) This security or a partial position of this security is on loan at November 30, 2002 (see Note 11). The total value of securities on loan at November 30, 2002 was $396,534,282.
Cl -- Class
CMO -- Collateralized Mortgage Obligation
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only
LLC -- Limited Liability Company
Ltd. -- Limited
MBIA -- Municipal Bond Insurance Association
MTN -- Medium Term Note
PLC -- Public Limited Company
PO -- Principal Only
RB -- Revenue Bond
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
STRIPS -- Separately Traded Registered Interest and Principal Security
TBA -- To Be Announced
TIPS -- Treasury Inflation Protection Security
TVA -- Tennessee Valley Authority


The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002  57

STATEMENT OF NET ASSETS (Unaudited)


International Equity Fund
November 30, 2002
----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
FOREIGN COMMON STOCK -- 96.4%
AUSTRALIA -- 2.7%
   Alumina                                     166,900      $      780
   Australia & New Zealand
     Banking Group                             178,400           1,882
   Baycorp Advantage                            89,888              96
   BHP Billiton (D)                          1,010,395           5,740
   Billabong International                     170,000             652
   Brambles Industries                          50,600             128
   Commonwealth Bank of Australia               78,500           1,196
   Computershare                               104,688             116
   Corporate Express Australia                 400,000           1,089
   CSL                                          32,600             391
   Foodland Associated                          53,500             520
   Foster's Group (D)                          492,031           1,287
   Macquarie Infrastructure Group              605,000           1,111
   MIM Holdings                                700,000             609
   National Australia Bank (D)                 137,200           2,523
   Newcrest Mining                             125,000             406
   News                                        179,155           1,277
   Patrick                                      60,000             451
   Qantas Airways                              418,146             890
   QBE Insurance Group                         446,892           2,007
   Rio Tinto                                    25,700             500
   Santos                                      165,942             559
   Suncorp-Metway                              237,000           1,563
   Telstra                                   1,194,930           3,066
   Westpac Banking                              67,000             535
   Woolworths                                  268,600           1,707
                                                            ----------
                                                                31,081
                                                            ----------
BELGIUM -- 0.2%
   Fortis                                       97,127           1,722
                                                            ----------
BRAZIL -- 0.1%
   Cia Vale do Rio Doce ADR* (D)                20,000             561
                                                            ----------
CANADA -- 0.6%
   Abitibi-Consolidated (D)                    122,000             928
   Alcan                                        16,200             502
   BCE (D)                                      99,700           1,814
   Suncor Energy                                39,100             577
   TELUS                                        62,700             594
   Thomson (D)                                  90,200           2,383
                                                            ----------
                                                                 6,798
                                                            ----------


----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
CHINA -- 0.0%
   China Oilfield Services*                  1,500,000      $      356
                                                            ----------
DENMARK -- 0.2%
   Danisco A/S                                  51,513           1,708
   Novo-Nordisk A/S                             13,500             416
                                                            ----------
                                                                 2,124
                                                            ----------
FINLAND -- 1.7%
   Nokia Oyj                                   845,089          16,309
   Sonera Oyj*                                 458,299           2,553
   UPM-Kymmene Oyj                              31,000           1,123
                                                            ----------
                                                                19,985
                                                            ----------
FRANCE -- 10.2%
   Accor                                       125,271           4,390
   Air Liquide                                  11,487           1,544
   Aventis (D)                                 326,611          18,179
   BNP Paribas                                 111,730           4,557
   Bouygues (D)                                 94,960           2,810
   Carrefour                                   319,240          14,024
   Cie de Saint-Gobain                          27,205             822
   Cie Generale D'Optique
     Essilor International                      20,000             796
   Groupe Danone                                51,467           6,743
   L'Oreal                                      35,921           2,564
   LVMH Moet Hennessy
     Louis Vuitton (D)                         174,426           8,225
   Pechiney                                     18,000             686
   Pernod-Ricard                                22,216           1,999
   Renault                                      40,000           1,975
   Sanofi-Synthelabo                           169,022           9,988
   Schneider Electric                           79,658           3,871
   Societe Generale                             48,600           2,736
   Societe Television Francaise 1               16,400             494
   Total Fina Elf                              160,495          21,570
   Valeo                                       193,374           6,329
   Vivendi Universal (D)                       121,600           1,983
                                                            ----------
                                                               116,285
                                                            ----------
GERMANY -- 4.9%
   Aixtron (D)                                  20,400             127
   Allianz                                       6,600             737
   Bayer                                       230,854           5,278
   Bayerische Motoren Werke (D)                 17,600             597
   DaimlerChrysler                              27,200             991
   Deutsche Bank                               157,385           7,891
   Deutsche Telekom (D)                        304,551           3,705
   E.ON                                        135,329           5,789
   Epcos*                                       15,400             273

--------------------------------------------------------------------------------
58  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002

----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
   Infineon Technologies*                       33,400      $      339
   Metro                                        19,400             473
   Muenchener Rueckversicherungs                73,643          10,256
   RWE                                          45,160           1,269
   SAP                                           3,700             325
   Schering                                     17,798             760
   Siemens (D)                                 208,019          10,217
   ThyssenKrupp                                 99,700           1,185
   TUI                                          36,700             748
   Volkswagen                                  117,793           4,769
                                                            ----------
                                                                55,729
                                                            ----------
GREECE -- 0.0%
   Hellenic Telecommunications
     Organization                               45,800             501
                                                            ----------
HONG KONG -- 1.9%
   Cathay Pacific Airways                      255,000             371
   Cheung Kong Holdings                        287,000           2,107
   China Insurance
     International Holdings                    840,000             407
   China Mobile Ltd.*                        1,383,100           3,662
   Cosco Pacific                                   506             399
   Esprit Holdings                             220,000             409
   Fountain SETHoldings                        900,000             439
   Hang Lung Properties (D)                    728,000             681
   Hang Seng Bank                              161,200           1,752
   Hengan International Group                1,000,000             266
   Hong Kong & China Gas                       357,950             473
   Hong Kong Electric Holdings                 132,500             518
   Hongkong Land Holdings*                   1,073,050           1,438
   Hutchison Whampoa                           340,600           2,391
   Johnson ElectricHoldings                    687,000             793
   Legend Group                                970,000             354
   Li & Fung                                   722,000             796
   Sun Hung Kai Properties                     396,200           2,667
   Swire Pacific                               141,000             579
   TCL International Holdings                1,140,000             358
   Techtronic Industries                       950,000             847
                                                            ----------
                                                                21,707
                                                            ----------
IRELAND -- 0.2%
   Allied Irish Banks                           31,000             438
   CRH                                          74,660           1,088
   Irish Life & Permanent                       31,700             353
                                                            ----------
                                                                 1,879
                                                            ----------
ITALY -- 2.2%
   Assicurazioni Generali                       28,700             574
   ENI-Ente Nazionale Idrocarburi              771,442          11,220
   IntesaBci                                 1,018,573           2,224

----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
   Mediaset                                    467,400      $    3,957
   Telecom Italia (D)                          738,557           3,982
   TIM                                         707,766           3,654
                                                            ----------
                                                                25,611
                                                            ----------
JAPAN -- 19.6%
   Acom                                         18,900             719
   Aderans                                      13,000             296
   Advantest                                    41,500           2,104
   Aeon                                        118,000           2,899
   Aiful (D)                                    17,950             864
   Aisin Seiki                                  51,000             682
   Amano                                        68,000             462
   Asahi Kasei                                 495,000           1,164
   Asatsu-DK                                    37,700             702
   Banyu Pharmaceutical                         52,100             450
   Bellsystem 24                                 3,880             703
   Bridgestone                                 101,000           1,351
   C&S                                          34,500             513
   Canon                                       289,941          11,052
   Central Glass                               152,000             712
   Central Japan Railway                           269           1,682
   Chubu Electric Power                         10,000             169
   Chugai Pharmaceutical (D)                    68,400             561
   Credit Saison (D)                            66,700           1,228
   Dai Nippon Printing                         321,000           3,810
   Daiichi Pharmaceutical                       18,700             281
   Daikin Industries                            28,000             459
   Daiwa House Industry                        110,000             588
   Daiwa Securities Group                      738,000           3,379
   Denso                                       109,200           1,759
   Dentsu                                          298             961
   East Japan Railway                              809           3,817
   FamilyMart                                   21,900             447
   Fuji Heavy Industries (D)                   192,000             682
   Fuji Photo Film                             115,000           3,736
   Fuji Soft ABC                                52,500           1,024
   Fuji Television Network (D)                     476           1,966
   Fujikura                                    169,000             444
   Fujisawa Pharmaceutical                      15,000             326
   Fujitsu (D)                               1,078,000           3,854
   Funai Electric                                2,000             245
   Goodwill Group                                  169             546
   Gunze                                       208,000             710
   Hirose Electric (D)                          32,600           2,411
   Hitachi                                     251,000           1,067
   Hitachi Metals                              189,000             524
   Honda Motor (D)                             131,800           4,970
   Hosiden                                      72,600             711
   Hoya                                         16,700           1,137
   Ito-Yokado                                   73,000           2,508
   Jafco                                        12,400             617

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002  59

STATEMENT OF NET ASSETS (Unaudited)

November 30, 2002
----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
   Japan Airlines System* (D)                  118,000      $      265
   Japan Telecom Holdings                          573           1,749
   Japan Tobacco                                   393           2,438
   JSR                                          64,000             629
   Kamigumi                                    154,000             688
   Kaneka                                      165,000             924
   Kansai Electric Power                        40,200             556
   Kao                                          36,000             773
   Keihin                                       94,900             910
   Keyence                                       5,600           1,003
   Kirin Brewery                               162,000             976
   Konami                                       31,000             805
   Kyocera                                      26,600           1,769
   Lawson                                       70,400           1,902
   Mabuchi Motor                                11,600           1,079
   Mandom                                        8,000             157
   Marui                                       135,700           1,357
   Matsushita Electric Industrial              495,000           5,079
   Millea Holdings*                                536           4,126
   Mitsubishi Estate (D)                       304,000           2,270
   Mitsubishi Heavy Industries                 681,000           1,729
   Mitsubishi Motors*                          305,000             652
   Mitsubishi Pharma                           107,000             801
   Mitsubishi Securities (D)                    35,000             160
   Mitsui Marine & Fire Insurance (D)          114,000             577
   Mitsui Fudosan (D)                          226,000           1,623
   Mitsui O.S.K. Lines                         157,000             291
   Mitsui Sumitomo Insurance                   523,000           2,275
   Mizuho Holdings (D)                             162             181
   Mori Seiki (D)                               43,200             236
   Murata Manufacturing                         20,400             951
   Namco                                        37,000             597
   NEC                                         174,000             743
   Nikko Cordial                               327,000           1,260
   Nikon* (D)                                   74,000             599
   Nintendo                                     21,000           2,228
   Nippon Broadcasting Systems                  17,000             476
   Nippon Comsys                                80,000             313
   Nippon Meat Packers                          28,000             251
   Nippon Steel                                238,000             289
   Nippon System Development                    81,800           1,285
   Nippon Telegraph & Telephone                  1,503           5,913
   Nippon Television Network                     2,260             360
   Nissan Motor                              1,214,800           9,687
   Nissin Healthcare Food Service                9,000             170
   Nitto Denko                                  61,000           1,773
   Nomura Holdings                             336,000           4,042
   NTT DoCoMo                                    2,843           5,755
   Obic                                          2,100             339
   Olympus Optical                              35,000             574
   Omron                                        17,000             252
   ORIX                                         48,800           3,270
   Osaka Gas                                   269,000             630
   Pioneer                                      49,000             960
----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
   Promise                                       6,850      $      253
   Ricoh                                        68,000           1,149
   Rohm                                         55,440           7,756
   Sankyo                                      289,000           3,265
   Santen Pharmaceutical                        47,000             464
   Secom                                        71,500           2,486
   Sega*                                        22,000             237
   Sekisui House                               421,000           3,051
   Seven - Eleven Japan                         36,000           1,108
   Shimachu                                     34,000             673
   Shimamura                                     1,000              65
   Shin-Etsu Chemical                          106,200           3,779
   Shionogi                                    175,000           2,401
   Shiseido                                     67,000             796
   SMC                                           2,400             221
   Sony (D)                                     74,400           3,291
   Sumitomo                                    387,000           1,687
   Sumitomo Bakelite                            33,000             152
   Sumitomo Electric Industries                478,000           3,039
   Sumitomo Realty & Development (D)            49,000             211
   Suzuki Motor (D)                            110,000           1,164
   Taisho Pharmaceutical                        24,000             376
   Taiyo Yuden (D)                              19,000             237
   Takeda Chemical Industries                   92,100           3,871
   TDK                                          34,100           1,506
   TIS                                          13,000             214
   Tokyo Electric Power                         79,600           1,351
   Tokyo Electron (D)                           59,900           3,046
   Tokyo Gas                                   589,000           1,755
   Tokyu                                       291,000           1,014
   Toppan Forms                                 41,200             484
   Toppan Printing                             403,596           2,975
   Toray Industries                            335,000             760
   Toyo Seikan Kaisha                          144,000           1,573
   Toyota Motor (D)                            227,400           5,977
   Trend Micro*                                 12,000             276
   UFJ Holdings* (D)                               363             373
   Uni-Charm                                     8,400             306
   Ushio                                        40,600             461
   Watami Food Service                          89,200             510
   Yamada Denki                                  9,700             228
   Yamanouchi Pharmaceutical                   247,700           6,753
   Yamatake                                     86,700             478
   Yamato Transport (D)                         68,000           1,004
                                                            ----------
                                                               224,765
                                                            ----------
LUXEMBURG -- 0.0%
   SES Global                                   46,000             334
                                                            ----------
MEXICO -- 0.3%
   America Movil SA de CV ADR                   45,100             683
   Telefonos de Mexico SA de CV ADR             89,900           2,899
                                                            ----------
                                                                 3,582
                                                            ----------
--------------------------------------------------------------------------------
60  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002

----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
NETHERLANDS -- 8.7%
   ABN Amro Holding                            268,581      $    4,611
   Aegon                                       296,309           4,790
   Akzo Nobel                                   92,407           2,895
   ASML Holding* (D)                            62,700             716
   CSM                                          94,958           1,883
   Hagemeyer                                    45,800             373
   Heineken (D)                                151,185           5,711
   Heineken Holding                             40,375           1,128
   ING Groep (D)                               616,951          11,753
   Koninklijke Philips Electronics ADR (D)     505,060          11,080
   Numico                                       17,800             218
   Royal Dutch Petroleum --
     NY Shares (D)                             324,653          14,222
   Royal KPN*                                2,427,360          16,130
   TPG                                         353,461           6,466
   Unilever (D)                                143,182           8,347
   VNU                                         208,427           6,231
   Wolters Kluwer (D)                          160,536           2,859
                                                            ----------
                                                                99,413
                                                            ----------
NEW ZEALAND -- 0.2%
   Fisher & Paykel Appliances Holdings          27,500             145
   Fletcher Building                           204,571             327
   Telecom Corp of New Zealand (D)             777,870           1,874
   Warehouse Group                             103,770             368
                                                            ----------
                                                                 2,714
                                                            ----------
NORWAY -- 0.1%
   Norske Skogindustrier ASA                    18,100             287
   Statoil ASA                                 191,700           1,400
                                                            ----------
                                                                 1,687
                                                            ----------
PORTUGAL -- 0.1%
   Electricidade de Portugal                   648,638           1,091
                                                            ----------
SINGAPORE -- 1.1%
   City Developments                           115,000             293
   DBS Group ADR*                              212,000           1,347
   DBS Group Holdings                           81,375             516
   Great Eastern Holdings                       65,000             333
   Keppel                                      125,000             279
   Oversea-Chinese Banking                     155,000             877
   Singapore Airlines                          131,000             794
   Singapore Press Holdings                     91,000           1,020
   Singapore Technologies Engineering          742,000             689
   Singapore Telecommunications              2,637,920           1,956
   United Overseas Bank                        594,040           4,036
                                                            ----------
                                                                12,140
                                                            ----------

----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
SOUTH KOREA -- 1.4%
   Kookmin Bank ADR*                            19,259      $      743
   KT ADR                                       71,995           1,552
   Samsung Electronics                           3,630           1,162
   Samsung Electronics GDR (C) (D)              76,178          12,227
                                                            ----------
                                                                15,684
                                                            ----------
SPAIN -- 2.7%
   Altadis (D)                                  35,000             703
   Banco Bilbao Vizcaya Argentaria             987,359          10,303
   Iberdrola (D)                               401,633           5,202
   Inditex (D)                                  76,100           1,854
   Telefonica*                               1,220,911          12,437
                                                            ----------
                                                                30,499
                                                            ----------
SWEDEN -- 2.9%
   Assa Abloy (D)                              665,748           8,886
   Atlas Copco (D)                             324,105           7,472
   ForeningsSparbanken                         233,666           2,887
   Nordea                                      974,489           4,762
   Securitas                                   545,792           8,278
   Svenska Handelsbanken                        42,200             591
   Telefonaktiebolaget LM Ericsson*            469,513             498
                                                            ----------
                                                                33,374
                                                            ----------
SWITZERLAND -- 8.6%
   Adecco                                      174,663           8,124
   Compagnie Financiere Richemont              126,768           2,393
   Credit Suisse Group* (D)                    138,623           3,261
   Holcim                                       18,620           3,709
   Nestle                                       48,713           9,852
   Novartis                                    505,857          18,824
   Roche Holding                               207,992          14,792
   Schindler Holding                             5,550             932
   STMicroelectronics (D)                       73,900           1,892
   STMicroelectronics --
     NY Shares (D)                              16,300             414
   Swiss Reinsurance                            59,195           4,429
   Swisscom                                      9,535           2,774
   Syngenta                                    113,988           6,455
   Synthes-Stratec                                 684             405
   UBS*                                        254,533          12,826
   Zurich Financial Services                    68,294           7,355
                                                            ----------
                                                                98,437
                                                            ----------
TAIWAN -- 0.1%
   Taiwan Semiconductor
     Manufacturing ADR*                         79,008             727
                                                            ----------

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002  61

STATEMENT OF NET ASSETS (Unaudited)


International Equity Fund (Concluded)
November 30, 2002
----------------------------------------------------------------------
                                                          Market Value
Description                                     Shares   ($ Thousands)
----------------------------------------------------------------------
UNITED KINGDOM -- 25.7%
   Allied Domecq                               380,733      $    2,256
   ARM Holdings*                               163,500             172
   AstraZeneca                                 179,036           6,814
   AstraZeneca ADR                                 100               4
   AstraZeneca (SEK)                           150,468           5,726
   Aviva                                       239,067           2,040
   BAA                                         491,982           4,011
   BAE Systems                               2,823,555           7,436
   Barclays                                    715,748           5,179
   BG Group                                    332,600           1,252
   BHP Billiton (D)                            682,775           3,623
   BOC Group                                   252,823           3,521
   BP                                        2,004,162          13,051
   Brambles Industries                         137,700             317
   British American Tobacco                    392,305           3,540
   British Sky Broadcasting*                 1,326,364          13,559
   BT Group                                  2,844,358           9,294
   Bunzl                                       252,405           1,677
   Cadbury Schweppes                         1,330,024           8,630
   Centrica                                    281,700             741
   Compass Group                               223,000           1,095
   Diageo                                      213,105           2,220
   GlaxoSmithKline                           1,285,963          24,072
   GUS                                         364,599           3,341
   Hays                                      1,911,521           2,937
   HBOS                                        120,500           1,306
   HSBC Holdings                               633,044           7,511
   Imperial Tobacco Group                      409,269           5,814
   J Sainsbury                                 607,800           2,795
   Kingfisher                                  850,618           2,935
   Legal & General Group                     4,109,573           7,354
   Lloyds TSB Group                          1,172,625           9,898
   Marks & Spencer Group                       721,077           3,848
   mmO2*                                       571,600             454
   National Grid Transco                       628,350           4,216
   Next                                        170,180           2,224
   Pearson                                     190,600           2,193
   Prudential                                  389,257           3,243
   Reckitt Benckiser                            62,000           1,078
   Reed Elsevier                             2,569,709          22,591
   Rentokil Initial                          1,079,824           3,537
   Reuters Group                               318,700           1,165
   RMC Group                                    50,700             332
   Rolls-Royce                                 551,620           1,116
   Royal Bank of Scotland Group                318,831           8,176
   Scottish & Newcastle                        630,356           4,424
   Shell Transport & Trading                 2,289,969          14,858
   Smiths Group                                213,220           2,465
   Standard Chartered                          142,700           1,721
   Unilever                                  1,349,732          12,024
   Vodafone Group                           17,953,637          34,082
   Wolseley                                    173,735           1,476

----------------------------------------------------------------------
                                    Shares/Face Amount    Market Value
Description                              ($ Thousands)   ($ Thousands)
----------------------------------------------------------------------
   WPP Group                                   527,360      $    4,468
   Xstrata*                                     38,000             372
                                                            ----------
                                                               294,184
                                                            ----------
UNITED STATES -- 0.0%
   Resmed CDI*                                 102,500             337
                                                            ----------
Total Foreign Common Stock
   (Cost $1,209,928)                                         1,103,307
                                                            ----------

FOREIGN PREFERRED STOCK -- 0.2%
AUSTRALIA -- 0.1%
   News                                        255,000           1,528
                                                            ----------
BRAZIL -- 0.1%
   Cia Vale do Rio Doce ADR (D)                 20,000             504
                                                            ----------
Total Foreign Preferred Stock
   (Cost $1,951)                                                 2,032
                                                            ----------

FOREIGN CONVERTIBLE BONDS -- 0.1%
JAPAN -- 0.1%
   Capcom CV
        1.000%, 09/30/05                    JPY 77,000             646
                                                            ----------
Total Foreign Convertible Bonds
   (Cost $922)                                                     646
                                                            ----------

U.S. TREASURY OBLIGATIONS -- 0.4%
    U.S. Treasury Bills (A)
        1.583%, 02/27/03                         4,200           4,188
                                                            ----------
Total Treasury Obligations
   (Cost $4,184)                                                 4,188
                                                            ----------

REPURCHASE AGREEMENTS -- 2.7%
   Morgan Stanley Dean Witter
     1.270%, dated 11/29/02, matures
     12/22/02, repurchase price
     $6,003,250 (collateralized by
     U.S. Government obligations, total
     market value: $25,956,204) (B)            $25,447          25,447
                                                            ----------
   State Street
     0.500%, dated 11/29/02, matures
     12/22/02, repurchase price
     $6,003,635 (collateralized by
     U.S. Government obligations, total
     market value: $6,123,060) (B)               6,003           6,003
                                                            ----------
Total Repurchase Agreements
   (Cost $31,450)                                               31,450
                                                            ----------
Total Investments -- 99.8%
   (Cost $1,248,435)                                         1,141,623
                                                            ----------
--------------------------------------------------------------------------------
62  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002

----------------------------------------------------------------------
                                                                 Value
Description                                              ($ Thousands)
----------------------------------------------------------------------
Other Assets and Liabilities, Net -- 0.2%                   $    2,609
                                                            ----------
Total Net Assets -- 100.0%                                  $1,144,232
                                                            ==========

STATEMENT OF ASSETS AND LIABILITIES:
Assets
   Investments at value (Cost $1,248,435)                    1,141,623
   Foreign Currency (Cost $5,392)                                5,393
   Collateral received on securities loaned                    102,600
   Receivable for investment securities sold                     6,347
   Receivable for capital shares sold                            2,012
   Receivable for currency contracts sold                        3,738
   Dividend and income receivable                                3,373
   Other assets                                                    139
                                                            ----------
Total Assets                                                 1,265,225
                                                            ----------
Liabilities
   Payable for collateral on securities loaned                 102,600
   Payable for investment securities purchased                   5,630
   Payable for capital shares redeemed                           8,181
   Payable to custodian                                            132
   Payable for currency contracts purchased                      3,744
   Investment advisory fees payable                                334
   Accrued expenses and other liabilities                          372
                                                            ----------
Total Liabilities                                              120,993
                                                            ----------
Total Net Assets                                            $1,144,232
                                                            ==========


----------------------------------------------------------------------
                                                                 Value
Description                                              ($ Thousands)
----------------------------------------------------------------------
NET ASSETS:
Paid-in-Capital -- Class A Shares
   (unlimited authorization -- no par value)
   based on 145,433,818 outstanding shares
   of beneficial interest                                   $1,550,666
Undistributed net investment income                             16,122
Accumulated net realized loss on investments                  (316,677)
Net unrealized depreciation on investments                    (106,812)
Net unrealized appreciation on futures contracts                   949
Net unrealized depreciation on forward foreign
   currency contracts, foreign currencies and
   translation of other assets and liabilities
   denominated in foreign currencies                               (16)
                                                            ----------
Total Net Assets -- 100.0%                                  $1,144,232
                                                            ==========
Net Assets Value, Offering and Redemption
   Price Per Share                                               $7.87
                                                                 =====

* Non-Income Producing Security
(A) Security, or portion thereof, is pledged as collateral on open futures contracts.
(B) Tri-Party Repurchase Agreement
(C) Securities sold within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933 as amended, and may be sold only to the dealers in that program or other "accredited investors".
(D) This security or a partial position of this security is on loan at November 30, 2002 (see Note 11). The total value of securities on loan at November 30, 2002 was $98,027,377.
ADR -- American Depository Receipt
CDI -- Chess Depository Interests
Cl -- Class
CV -- Convertible
GDR -- Global Depository Receipt
JPY -- Japanese Yen
SEK -- Swedish Krona


The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002  63

                       This page intentionally left blank.

Statements of Operations ($ Thousands)


For the six-month period ended November 30, 2002 (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
                                                    LARGE CAP    LARGE CAP    LARGE CAP                  CORE FIXED  INTERNATIONAL
                                       LARGE CAP        VALUE       GROWTH        INDEX    SMALL CAP         INCOME         EQUITY
                                            FUND         FUND         FUND         FUND         FUND           FUND           FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                            $  20,338     $  4,281      $ 1,222       $  326     $  4,730        $    --      $   9,222
  Interest Income                            886          101          165            4          903         60,549            258
  Income from Securities Lending             132           19            6           --          156             73            338
  Less: Foreign Taxes Withheld               (12)          (1)          (2)          --           (2)            --           (848)
-----------------------------------------------------------------------------------------------------------------------------------
  Total Investment Income                 21,344        4,400        1,391          330        5,787         60,622          8,970
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Investment Advisory Fees                 5,384          650          670           32        3,052          3,422          2,802
  Management Fees                            673           93           84            9          235            570            275
  Custodian/Wire Agent Fees                  167           29           19           10           38            122            611
  Professional Fees                           39            5            5            1           13             33             16
  Registration Fees                           16            4            6            1           --              4              2
  Printing Fees                               27            4            3           --            8             22             11
  Trustee Fees                                13            2            1           --            5             12              6
  Other Expenses                              62            9            4            7           27             94             14
-----------------------------------------------------------------------------------------------------------------------------------
  Total Expenses                           6,381          796          792           60        3,378          4,279          3,737
-----------------------------------------------------------------------------------------------------------------------------------
  Less, Waiver of:
    Administration Fees                     (673)         (93)         (84)          (9)        (235)          (570)          (275)
    Investment Advisory Fees              (2,165)        (184)        (238)         (14)        (590)        (1,656)          (826)
-----------------------------------------------------------------------------------------------------------------------------------
  Net Expenses                             3,543          519          470           37        2,553          2,053          2,636
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                     17,801        3,881          921          293        3,234         58,569          6,334
-----------------------------------------------------------------------------------------------------------------------------------
  NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS:
  Net Realized Gain (Loss) from:
    Security Transactions               (132,314)      (9,299)     (27,896)        (518)     (49,172)        70,341        135,105
    Futures Contracts                     (7,982)      (2,301)      (2,922)           3       (5,836)       (15,527)      (177,739)
    Written Option Contracts                  --           --           --           --           --          2,904             --
    Forward Foreign Currency Contracts
      and Foreign Currency Transactions       --           --           --           --           --             --            346
  Net Change in Unrealized Appreciation
    (Depreciation) on:
    Investments and Options             (232,847)     (51,911)      (9,078)      (3,543)    (110,685)       (26,340)      (138,056)
    Futures Contracts                      6,680        1,579          755           21        8,804          3,124          1,735
    Forward Foreign Currency Contracts,
    Foreign Currencies, and Translation
     of Other Assets and Liabilities
     Denominated in Foreign
     Currencies                               --           --           --           --           --             --            124
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                     $(348,662)    $(58,051)    $(38,220)     $(3,744)   $(153,655)       $93,071      $(172,151)
-----------------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are zero or have been rounded to zero.
The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002  65

Statements of Changes in Net Assets ($ Thousands)


For the periods ended November 30, 2002 (Unaudited) and May 31, 2002

------------------------------------------------------------------------------------------------------------------------------------
                                                                                      LARGE CAP                  LARGE CAP
                                                     LARGE CAP FUND                   VALUE FUND                GROWTH FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                  6/1/02         6/1/01          6/1/02         6/1/01      6/1/02        6/1/01
                                               to 11/30/02    to 5/31/02      to 11/30/02    to 5/31/02   to 11/30/02   to 5/31/02
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net Investment Income                        $    17,801      $  32,286       $  3,881      $ 6,049      $    921         $ 812
  Net Realized Gain (Loss) from Security
    Transactions, Option and Futures Contracts    (140,296)      (301,653)(2)    (11,600)      (3,113)      (30,818)      (66,450)
  Net Realized Gain on Foreign Currency
    Contracts and Foreign Currency
    Transactions                                        --             --             --           --            --            --
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments, Options
    and Futures Contracts                         (226,167)      (210,604)       (50,332)     (18,566)       (8,323)       (1,626)
  Net Change in Unrealized Appreciation
    (Depreciation) on Forward Foreign
    Currency Contracts, Foreign Currencies,
    and Translation of Other Assets and
    Liabilities Denominated in Foreign Currency         --             --             --           --            --            --
----------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in
    Net Assets from Operations                    (348,662)      (479,971)       (58,051)     (15,630)      (38,220)      (67,264)
----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS DISTRIBUTED FROM:
  Net Investment Income
    Class A                                        (16,474)       (33,138)        (3,500)      (6,001)         (733)         (764)
    Class T                                             --           (349)            --           --            --            --
  Net Realized Gains
    Class A                                             --             --             --       (1,568)           --            --
----------------------------------------------------------------------------------------------------------------------------------
  Total Distributions                              (16,474)       (33,487)        (3,500)      (7,569)         (733)         (764)
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
  CLASS A:
    Proceeds from Shares Issued                    660,988(4)     784,013(4)      69,153(4)   107,007(4)    154,302(4)    105,419(4)
    Reinvestment of Distributions                   16,145         32,908          3,456        7,556           738           763
    Cost of Shares Redeemed                       (290,496)      (817,001)(3)    (26,696)     (35,848)      (13,783)      (33,513)
----------------------------------------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets Derived
    from Class A Transactions                      386,637            (80)        45,913       78,715       141,257        72,669
----------------------------------------------------------------------------------------------------------------------------------
  CLASS T: (5)
    Proceeds from Shares Issued                         --        143,120             --           --            --            --
    Reinvestment of Distributions                       --            343             --           --            --            --
    Cost of Shares Redeemed                             --       (143,463)            --           --            --            --
----------------------------------------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets Derived
    from Class T Transactions                           --             --             --           --            --            --
----------------------------------------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets Derived
    from Capital Share Transactions                386,637            (80)        45,913       78,715       141,257        72,669
----------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets             21,501       (513,538)       (15,638)      55,516       102,304         4,641
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
  BEGINNING OF PERIOD                            2,938,135      3,451,673        406,494      350,978       257,196       252,555
----------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                                 $2,959,636     $2,938,135       $390,856     $406,494      $359,500      $257,196
----------------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are zero or have been rounded to zero.
(1)See Note 5 in the Notes to Financial Statements for additional information.
(2)Includes realized loss of $16,871 due to in-kind redemption (see note 10).
(3)Includes redemptions as a result of in-kind transfers of securities (see note 10).
(4)Includes subscriptions as a result of in-kind transfers of securities (see note 10).
(5)Large Cap Fund Class T commenced operations December 14, 2001 and was fully liquidated on February 13, 2002. Small Cap Fund
   Class T commenced operations November 26, 2002.
(6)The Large Cap Index Fund commenced operations April 1, 2002.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
66  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002




---------------------------------------------------------------------------------------------------------------
                                                          LARGE CAP
                                                         INDEX FUND(6)                  SMALL CAP FUND
---------------------------------------------------------------------------------------------------------------
                                                  6/1/02           6/1/01          6/1/02           6/1/01
                                               to 11/30/02       to 5/31/02      to 11/30/02      to 5/31/02
---------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net Investment Income                            $   293          $    82       $    3,234      $    6,121
  Net Realized Gain (Loss) from Security
    Transactions, Option and Futures Contracts        (515)             (32)         (55,008)        (21,301)
  Net Realized Gain on Foreign Currency
    Contracts and Foreign Currency
    Transactions                                        --               --               --              --
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments, Options
    and Futures Contracts                           (3,522)          (2,634)        (101,881)        (21,887)
  Net Change in Unrealized Appreciation
    (Depreciation) on Forward Foreign
    Currency Contracts, Foreign Currencies,
    and Translation of Other Assets and
    Liabilities Denominated in Foreign Currency         --               --               --              --
---------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in
    Net Assets from Operations                      (3,744)          (2,584)        (153,655)        (37,067)
---------------------------------------------------------------------------------------------------------------
DIVIDENDS DISTRIBUTED FROM:
  Net Investment Income
    Class A                                           (268)              --           (2,920)         (6,159)
    Class T                                             --               --               --             (59)
  Net Realized Gains
    Class A                                             --               --               --          (2,733)
---------------------------------------------------------------------------------------------------------------
  Total Distributions                                 (268)              --           (2,920)         (8,951)
---------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
  CLASS A:
    Proceeds from Shares Issued                     39,036(4)        42,830(4)       113,833         459,447(4)
    Reinvestment of Distributions                      268               --            2,790           8,534
    Cost of Shares Redeemed                         (1,524)            (483)         (47,893)       (177,042)
---------------------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets Derived
    from Class A Transactions                       37,780           42,347           68,730         290,939
---------------------------------------------------------------------------------------------------------------
  CLASS T: (5)
    Proceeds from Shares Issued                         --               --              347          57,343
    Reinvestment of Distributions                       --               --               --              57
    Cost of Shares Redeemed                             --               --               --         (57,400)
---------------------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets Derived
    from Class T Transactions                           --               --              347              --
---------------------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets Derived
    from Capital Share Transactions                 37,780           42,347           69,077         290,939
---------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets             33,768           39,763          (87,498)        244,921
---------------------------------------------------------------------------------------------------------------
NET ASSETS:
  BEGINNING OF PERIOD                               39,763               --        1,102,199         857,278
---------------------------------------------------------------------------------------------------------------
  END OF PERIOD                                    $73,531          $39,763       $1,014,701      $1,102,199
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                         CORE FIXED                       INTERNATIONAL
                                                        INCOME FUND                        EQUITY FUND
---------------------------------------------------------------------------------------------------------------
                                                 6/1/02            6/1/01          6/1/02            6/1/01
                                               to 11/30/02       to 5/31/02      to 11/30/02      to 5/31/02
---------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net Investment Income                         $   58,569       $  124,956       $    6,334      $   14,914
  Net Realized Gain (Loss) from Security
    Transactions, Option and Futures Contracts      57,718           37,547          (42,634)       (197,981)
  Net Realized Gain on Foreign Currency
    Contracts and Foreign Currency
    Transactions                                        --               --              346             347
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments, Options
    and Futures Contracts                          (23,216)         (19,517)        (136,321)         75,637
  Net Change in Unrealized Appreciation
    (Depreciation) on Forward Foreign
    Currency Contracts, Foreign Currencies,
    and Translation of Other Assets and
    Liabilities Denominated in Foreign Currency         --               --              124             328
---------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in
    Net Assets from Operations                      93,071          142,986         (172,151)       (106,755)
---------------------------------------------------------------------------------------------------------------
DIVIDENDS DISTRIBUTED FROM:
  Net Investment Income
    Class A                                        (58,677)        (124,683)              --         (12,930)
    Class T                                             --               --               --              --
  Net Realized Gains
    Class A                                             --          (57,087)              --              --
---------------------------------------------------------------------------------------------------------------
  Total Distributions                              (58,677)        (181,770)              --         (12,930)
---------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
  CLASS A:
    Proceeds from Shares Issued                    266,143          642,991          173,233         390,654
    Reinvestment of Distributions                   57,544          181,052               --          12,769
    Cost of Shares Redeemed                       (426,007)        (562,152)        (116,258)       (215,160)
---------------------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets Derived
    from Class A Transactions                     (102,320)         261,891           56,975         188,263
---------------------------------------------------------------------------------------------------------------
  CLASS T: (5)
    Proceeds from Shares Issued                         --               --               --              --
    Reinvestment of Distributions                       --               --               --              --
    Cost of Shares Redeemed                             --               --               --              --
---------------------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets Derived
    from Class T Transactions                           --               --               --              --
---------------------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets Derived
    from Capital Share Transactions               (102,320)         261,891           56,975         188,263
---------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets            (67,926)         223,107         (115,176)         68,578
---------------------------------------------------------------------------------------------------------------
NET ASSETS:
  BEGINNING OF PERIOD                            2,354,581        2,131,474        1,259,408       1,190,830
-------------------------------------------------------------------------------------------------------------
  END OF PERIOD                                 $2,286,655       $2,354,581       $1,144,232      $1,259,408
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002  67

Financial Highlights


For the period ended November 30, 2002 (Unaudited) and the periods ended May 31, For a Share Outstanding Throughout each Period

-----------------------------------------------------------------------------------------------------------------------------------
                                                         Net Realized
                                                                  and                          Distributions
                         Net Asset                         Unrealized      Distributions                from
                            Value,              Net             Gains           from Net            Realized         Net Asset
                         Beginning       Investment          (Losses)         Investment             Capital        Value, End
                         of Period           Income     on Securities             Income               Gains         of Period
-----------------------------------------------------------------------------------------------------------------------------------
LARGE CAP FUND
Class A
   2002*                    $13.82            $0.07            $(1.82)            $(0.07)             $   --            $12.00
   2002                      16.31             0.15             (2.48)             (0.16)                 --             13.82
   2001                      19.48             0.17             (2.35)             (0.17)              (0.82)            16.31
   2000                      18.82             0.20              1.48              (0.19)              (0.83)            19.48
   1999                      16.35             0.20              2.88              (0.20)              (0.41)            18.82
   1998                      12.66             0.18              3.98              (0.18)              (0.29)            16.35
LARGE CAP VALUE FUND
Class A
   2002*                    $10.46            $0.09            $(1.61)            $(0.08)             $   --            $ 8.86
   2002                      11.20             0.17             (0.68)             (0.18)              (0.05)            10.46
   2001                      10.38             0.19              0.84              (0.20)              (0.01)            11.20
   2000(1)                   10.00             0.06              0.34              (0.02)                 --             10.38
LARGE CAP GROWTH FUND
Class A
   2002*                    $ 5.25            $0.01            $(0.61)            $(0.01)             $   --            $ 4.64
   2002                       6.95             0.02             (1.70)             (0.02)                 --              5.25
   2001                       9.96             0.03             (3.01)             (0.03)                 --              6.95
   2000(2)                   10.00             0.01             (0.04)             (0.01)                 --              9.96
LARGE CAP INDEX FUND
Class A
   2002(5)*                 $ 9.34            $0.06            $(1.15)            $(0.06)             $   --            $ 8.19
   2002(3)                   10.00             0.02             (0.68)                --                  --              9.34
SMALL CAP FUND
Class A
   2002*                    $12.53            $0.04            $(1.86)            $(0.03)             $   --            $10.68
   2002                      13.02             0.06             (0.45)             (0.07)              (0.03)            12.53
   2001                      13.66             0.08              0.96              (0.09)              (1.59)            13.02
   2000                      11.35             0.09              2.30              (0.08)                 --             13.66
   1999                      13.12             0.03             (0.89)             (0.04)              (0.87)            11.35
   1998                      10.86             0.07              2.78              (0.07)              (0.52)            13.12
Class T(4)
   2002*                    $10.47            $  --            $ 0.21             $   --              $   --            $10.68
CORE FIXED INCOME FUND
Class A
   2002*                    $10.27            $0.27            $ 0.16             $(0.27)             $   --            $10.43
   2002                      10.49             0.54              0.06              (0.54)              (0.28)            10.27
   2001                       9.82             0.66              0.67              (0.66)                 --             10.49
   2000                      10.22             0.61             (0.40)             (0.61)                 --              9.82
   1999                      10.57             0.62             (0.18)             (0.63)              (0.16)            10.22
   1998                      10.13             0.64              0.50              (0.64)              (0.06)            10.57
INTERNATIONAL EQUITY FUND
Class A
   2002*                    $ 9.21            $0.06            $(1.40)            $   --              $   --            $ 7.87
   2002                      10.34             0.11             (1.14)             (0.10)                 --              9.21
   2001                      13.61             0.17             (2.56)             (0.16)              (0.72)            10.34
   2000                      11.58             0.24              2.40              (0.14)              (0.47)            13.61
   1999                      11.35             0.10              0.65              (0.17)              (0.35)            11.58
   1998                      10.69             0.19              0.86              (0.16)              (0.23)            11.35

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Ratio of Net
                                                                                            Ratio of     Investment
                                                                         Ratio of Net       Expenses         Income
                                                              Ratio of     Investment     to Average     to Average
                                              Net Assets      Expenses         Income     Net Assets     Net Assets    Portfolio
                             Total         End of Period    to Average     to Average     (Excluding     (Excluding     Turnover
                            Return+         ($Thousands)    Net Assets     Net Assets       Waivers)       Waivers)         Rate
-----------------------------------------------------------------------------------------------------------------------------------
LARGE CAP FUND
Class A
   2002*                    (12.63)%          $2,959,636          0.26%          1.33%          0.47%          1.12%          20%
   2002                     (14.36)            2,938,135          0.26           1.03           0.47           0.82           65
   2001                     (11.54)            3,451,673          0.26           0.98           0.48           0.76          107
   2000                       9.10             3,184,226          0.26           1.12           0.48           0.90           64
   1999                      19.40             1,669,945          0.26           1.16           0.48           0.94           60
   1998                      33.36             1,149,337          0.32           1.28           0.50           1.10           72
LARGE CAP VALUE FUND
Class A
   2002*                    (14.50)%          $  390,856          0.28%          2.09%          0.43%          1.94%          19%
   2002                      (4.58)              406,494          0.28           1.70           0.44           1.54           34
   2001                      10.04               350,978          0.28           1.86           0.46           1.68          104
   2000(1)                    4.00               218,548          0.28           2.47           0.46           2.29           21
LARGE CAP GROWTH FUND
Class A
   2002*                    (11.43)%          $  359,500          0.28%          0.55%          0.47%          0.36%          22%
   2002                     (24.23)              257,196          0.28           0.32           0.47           0.13           71
   2001                     (30.08)              252,555          0.28           0.31           0.50           0.09          107
   2000(2)                   (0.24)              232,400          0.28           0.58           0.51           0.35           13
LARGE CAP INDEX FUND
Class A
   2002(5)*                 (11.67)%          $   73,531          0.20%          1.59%          0.32%          1.47%           5%
   2002(3)                   (6.60)               39,763          0.20           1.30           0.39           1.11            1
SMALL CAP FUND
Class A
   2002*                    (14.50)%          $1,014,348          0.54%          0.69%          0.72%          0.51%          47%
   2002                      (2.99)            1,102,199          0.54           0.54           0.71           0.37          115
   2001                       8.39               857,278          0.54           0.63           0.73           0.44          154
   2000                      21.06               774,284          0.53           0.73           0.73           0.53          159
   1999                      (5.81)              338,839          0.54           0.33           0.73           0.14          154
   1998                      26.68               302,355          0.59           0.61           0.75           0.45          120
Class T(4)
   2002*                      2.01%           $      353          1.09%         (0.11)%         1.27%         (0.29)%         47%
CORE FIXED INCOME FUND
Class A
   2002*                      4.21%           $2,286,655          0.18%          5.13%          0.38%          4.93%         237%
   2002                       6.43             2,354,581          0.18           5.67           0.36           5.49          365
   2001                      13.92             2,131,474          0.18           6.47           0.37           6.28          399
   2000                       2.07             1,999,815          0.18           6.20           0.40           5.98          383
   1999                       4.15             1,046,367          0.18           5.81           0.41           5.58          393
   1998                      11.60               763,236          0.20           6.13           0.41           5.92          324
INTERNATIONAL EQUITY FUND
Class A
   2002*                    (14.55)%          $1,144,232          0.48%          1.22%          0.68%          1.02%          33%
   2002                      (9.93)            1,259,408          0.48           1.30           0.66           1.12           84
   2001                     (18.21)            1,190,830          0.48           1.68           0.67           1.49           71
   2000                      22.82             1,186,706          0.43           1.08           0.64           0.87           74
   1999                       6.93               690,389          0.43           1.40           0.66           1.17           82
   1998                      10.40               554,421          0.53           2.21           0.70           2.04          109

* For the six-month period ended November 30, 2002 (Unaudited). All ratios for the period have been annualized.
+ Returns are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.
(1) Commenced operations on January 31, 2000. All ratios for the period have been annualized.
(2) Commenced operations on February 28, 2000. All ratios for the period have been annualized.
(3) Commenced operations on April 1, 2002. All ratios for the period have been annualized.
(4) Commenced operations on November 26, 2002. All ratios for the period have been annualized.
(5) Per share data calculated using average shares method.
Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
68  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002

Notes to Financial Statements (Unaudited)


1. ORGANIZATION
SEI Institutional Investments Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated March 1, 1995. The Trust commenced operations on June 14, 1996.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with twelve funds: The Large Cap, Large Cap Value, Large Cap Growth, Large Cap Index, Small Cap, Core Fixed Income, and International Equity Funds (each a "Fund", collectively, the "Funds") are each diversified operational Funds. The Large Cap Value Index, Large Cap Growth Index, Emerging Markets Equity, International Fixed Income and High Yield Bond Funds are currently not operational. The Fund's prospectus provides a description of each Fund's investment objectives, policies, and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Trust.

SECURITY VALUATION -- Investments in equity securities that are traded on a national securities exchange (or reported on NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Foreign securities in the International Equity Fund are valued based on quotations from the primary market in which they are traded. Debt obligations are valued at the most recently quoted bid price. Subject to the foregoing, other securities for which quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

NET ASSET VALUE PER SHARE -- The value of an individual share in a Fund is computed by adding the value of the proportionate interest of each class in a Fund's securities, cash and other assets, subtracting the actual and accrued liabilities of the class and dividing the result by the number of outstanding shares of the class.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreement and procedures adopted by the Manager and the Advisers (see note 3) of the Trust ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the col-lateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

COMPENSATING BALANCES -- Funds with cash overdrafts in excess of $100,000 are required to leave 112% in compensating balance with Washovia Bank NA, the custodian of the Trust, on the following day. Funds with positive cash balances in excess of $100,000 are allowed to overdraw 90% of the balance with Wachovia Bank NA on the following day.

DISCOUNT AND PREMIUM AMORTIZATION -- All amortization is calculated using the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

CLASSES -- Class-specific expenses are borne by that class of shares. Income, expenses, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.

FOREIGN CURRENCY TRANSLATION -- The books and records of the International Equity Fund are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The International Equity Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of equity securities.

The International Equity Fund reports certain foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.
--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002  69

NOTES TO FINANCIAL STATEMENTS



FUTURES CONTRACTS -- Each of the Funds utilized futures contracts during the period ended November 30, 2002. The Large Cap, Large Cap Value, Large Cap Growth, Large Cap Index, Small Cap, and International Equity Funds' investment in index futures contracts is designed to enable the Funds to more closely approximate the performance of their benchmark indices. The Core Fixed Income Fund's use of futures contracts is primarily for tactical hedging purposes. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that changes in the values of the contract may not directly correlate with changes in the values of the underlying securities, and that counterparty to a contract may default on its obligation to perform.

The following Funds had Long (Short) futures contracts open as of November 30, 2002:
--------------------------------------------------------------------------------
                         Number        Contract                    Unrealized
Contract                     of           Value                    Gain (Loss)
Description           Contracts    ($Thousands)    Expiration     ($Thousands)
--------------------------------------------------------------------------------

LARGE CAP FUND
S&P 500 Composite
   Index                    495         110,792      12/19/02         $  5,038
                                                                      ========
LARGE CAP VALUE FUND
S&P 500 Composite
   Index                     48          10,301      12/19/02              931
                                                                      ========
LARGE CAP GROWTH FUND
S&P 500 Composite
   Index                     33           7,252      12/19/02              470
                                                                      ========
LARGE CAP INDEX FUND
S&P 500 Composite
   Index                      5             220      12/20/02               14
                                                                      ========
SMALL CAP FUND
Russell 2000
   Index                    568         107,338      12/19/02            8,080
                                                                      ========
CORE FIXED INCOME FUND
Eurodollar                  170          41,387      12/15/03               15
90 Day Euro$                142          34,890      06/20/03              (10)
U.S. 10 Year Agency
   Note                     361          40,903      12/20/02             (285)
U.S. 10 Year Agency
   Note                    (464)        (52,670)     12/20/02              463
U.S. 10 Year Agency
   Note                     107          11,639      12/19/02               44
U.S. 10 Year Agency
   Note                    (253)        (28,243)     03/25/03              132
U.S. 10 Year Agency
   Note                     184          20,118      12/24/02              (74)


--------------------------------------------------------------------------------
                         Number        Contract                     Unrealized
Contract                     of           Value                    Gain (Loss)
Description           Contracts    ($Thousands)    Expiration     ($Thousands)
--------------------------------------------------------------------------------
CORE FIXED INCOME FUND (CONTINUED)
U.S. 5 Year Note           (219)        (24,155)     03/24/03           $  (34)
U.S. 5 Year Note            239          26,682      12/24/02               33
U.S. 5 Year Note           (239)        (27,045)     12/24/02              329
U.S. 5 Year Note           (382)        (42,950)     12/19/02              250
U.S. 10 Year Treasury
   Note (CBT)              (718)        (81,241)     12/19/02              455
U.S. Long Treasury
   Bond                     (39)         (4,247)     03/20/03               38
U.S. Long Note              131          14,546      12/19/02             (242)
U.S. Long Note             (164)        (17,711)     12/19/02             (195)
                                                                      --------
                                                                           919
                                                                      ========
INTERNATIONAL EQUITY FUND
DJ Euro Stoxx               426          10,159      12/20/02              830
FTSE 100 Index              100           6,130      12/23/02              331
Hang Seng Index               6             387      12/31/02                3
SPI 200 Index                28           1,154      01/02/03               11
Topix Index                  85           6,147      12/31/02             (226)
                                                                        ------
                                                                          $949
                                                                        ======

OPTION SELLING/PURCHASING -- The Core Fixed Income Fund invests in financial options contracts for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The Large Cap, Large Cap Value, Large Cap Growth, Large Cap Index, Small Cap, and International Equity Funds may also invest in financial options contracts. When the Fund sells or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

TBA PURCHASE COMMITMENTS -- The Core Fixed Income Fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Value" above.
--------------------------------------------------------------------------------
70  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002

MORTGAGE DOLLAR ROLLS -- The Core Fixed Income Fund may enter into mortgage dollar rolls (principally in securities referred to as TBAs or To Be Announced) in which the Fund sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Fund accounts for such dollar rolls as purchases and sales and receives compensation as consideration for entering into the commitment to repurchase. The Fund must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities.

SWAPS -- The Core Fixed Income Fund may enter into interest rate swaps which are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate or certain securities (referred to as the "underlying") and a predetermined amount (referred to as the "notional amount"). Because under swap agreements a counterparty may be obligated to make payments to the Fund, these derivative products are subject to risks related to the counterparty's creditworthiness. If a counterparty defaults, the Fund's risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement.

STRUCTURED NOTES AND INDEXED NOTES -- The Core Fixed Income Fund may invest in structured notes that make interest and principal payments based upon the performance of specified assets or indices. Structured notes include mortgage-backed securities such as pass-through certificates, collateralized mortgage obligations and interest and principal only components of mortgage-backed securities. The Core Fixed Income Fund may also invest in indexed notes whose values are linked either directly and inversely to changes in foreign currency exchange rates, interest rates, indices, or other reference instruments. The values of these instruments may be more volatile than the rates, indices, or instruments to which they refer, but any loss is limited to the amount of the original investment.

FORWARD FOREIGN CURRENCY CONTRACTS -- The International Equity Fund enters into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. The aggregate principal amounts of the contracts are not recorded as the Funds do not intend to hold the contracts to maturity. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The international Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes.


The forward foreign currency contracts outstanding at November 30, 2002 are as follows:

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Unrealized
    Maturity                               Currency to                    Currency to       Contract Value      Appreciation
      Dates                                    Deliver                        Receive               (in $)    (Depreciation)
-------------------------------------------------------------------------------------------------------------------------------
International Equity Fund:
12/02/02 - 12/04/02                  USD       791,322              CHF     1,175,228           $  792,266           $   944
12/03/02 - 12/04/02                  USD       375,993              SEK     3,409,555              376,095               102
12/02/02 - 12/04/02                  JPY    38,589,620              USD       315,279              315,279               294
12/02/02 - 12/03/02                  USD        85,441              EUR        86,095               85,648               207
12/03/02                             GBP       537,927              EUR       838,024              833,666            (3,349)
12/02/02 - 12/03/02                  USD       225,571              GBP       145,339              226,148               577
12/02/02 - 12/03/02                  USD       503,422              JPY    61,480,258              501,818            (1,604)
12/02/02 - 12/03/02                  EUR     1,227,260              USD     1,217,798            1,217,798            (3,081)
12/02/02                             DKK           479              USD            64                   64                --
12/02/02                             HKD       162,680              USD        20,861               20,861                 1
12/03/02                             GBP        46,332              USD        71,978               71,978              (115)
                                                                                                ----------           -------
                                                                                                $4,441,621           $(6,024)
                                                                                                ==========           =======
CURRENCY LEGEND
CHF Swiss Franc  DKK Danish Krone  EUR Euro  GBP British Pound Sterling  JPY Japanese Yen  SEK Swedish Krona


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002  71

NOTES TO FINANCIAL STATEMENTS



DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid to shareholders quarterly for the Large Cap, Large Cap Value, Large Cap Growth, Large Cap Index and the Small Cap Funds; declared daily and paid monthly for the Core Fixed Income Fund; and declared and paid at least annually for the International Equity Fund.

OTHER -- Security transactions are recorded on the trade date of the security purchase or sale. Cost used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting.

The market values of the Core Fixed Income Fund's investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.


3. MANAGEMENT, INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS
The Trust and SEI Investments Fund Management (the "Manager"), are parties to a management agreement (the "Agreement") dated March 1, 1995. Under this Agreement, the Manager provides administrative and shareholder servicing for an annual fee of 0.05% of the average daily net assets of each Fund. The Manager has agreed to waive all or a portion of its fee so that the total annual expenses of each Fund will not exceed certain voluntary expense limitations adopted by the Manager.

The Trust and SEI Investments Distribution Co. (the "Distributor") are parties to a distribution agreement dated June 14, 1996 pursuant to which the Distributor provides distribution-related services to the Trust. The Distributor is not currently entitled to any fee for performing these services.

The Trust has also adopted a shareholder service plan and agreement (the "Service Plan") and an administrative services plan and agreement (the "Administrative Service Plan") for the Class T shares of the Funds.

Under the Service Plan, the Distributor may perform, or may compensate other service providers for performing, the following shareholder services: (i) maintaining client accounts; (ii) arranging for bank wires; (iii) responding to client inquiries concerning services provided by the Distributor or any other service provider; (iv) assisting clients in changing dividend options, account designations and addresses; and (v) responding to client inquiries concerning their investments in Class T shares of the Funds. Under the Service Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties. Under the Service Plan, the Distributor is entitled to a fee, calculated daily and paid monthly as a percentage of average daily net assets attributable to Class T Shares, of up to 0.25% annually.

Under the Administrative Service Plan, the Distributor may perform, or may compensate other service providers for performing, the following administrative services: (i) providing sub-accounting with respect to Class T shares beneficially owned by clients; (ii) providing information periodically to clients showing their positions in Class T shares; (iii) forwarding shareholder communications from the Trust; (iv) processing purchase, exchange and redemption requests from clients and placing such orders with the Fund or its service providers; (v) processing dividend payments; and (vi) providing such other similar services as the Funds may reasonably request, to the extent the service provider is permitted to do so under applicable laws or regulations. Under the Administrative Service Plan, the Distributor is entitled to a fee, calculated daily and paid monthly, as a percentage of average daily net assets attributable to Class T Shares, of up to 0.30% annually.

SEI Investments Management Corporation ("SIMC") serves as investment adviser to each Fund. In connection with serving as investment adviser, SIMC is entitled to a fee, that is calculated daily and paid monthly, at an annual rate of 0.40% of the Large Cap and Large Cap Growth Fund's average daily net assets, at an annual rate of 0.35% of the Large Cap Value Fund's average daily net assets, at an annual rate of 0.17% of the Large Cap Index Fund's average daily net assets, at an annual rate of 0.65% of the Small Cap Fund's average daily net assets, at an annual rate of 0.30% of the Core Fixed Income Fund's average daily net assets and at an annual rate of 0.51% of the International Equity Fund's average daily net assets. SIMC has agreed to waive a portion of its fee so that the total annual expenses of each Fund will not exceed certain voluntary expense limitations adopted by SIMC.
--------------------------------------------------------------------------------
72  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002

SIMC has entered into investment sub-advisory agreements with the following parties:
--------------------------------------------------------------------------------
                                                        Currently Managing
                                               Date of   a Portion of Fund
Investment Sub-Adviser                       Agreement               (Y/N)
--------------------------------------------------------------------------------
LARGE CAP FUND
Alliance Capital Management L.P.              06/14/96                   Y
Deutsche Asset Management                     02/20/01                   Y
Iridian Asset Management LLC                  09/18/00                   Y
LSV Asset Management                          06/14/96                   Y
McKinley Capital Management, Inc.
Montag and Caldwell Inc.                      03/12/02                   Y
Peregrine Capital Management, Inc.            12/07/00                   Y
Sanford C. Bernstein & Co. LLC                12/15/97                   Y
Transamerica Investment Management, LLC       09/17/01                   Y

LARGE CAP VALUE FUND
Deutsche Asset Management                     02/20/01                   Y
Iridian Asset Management LLC                  09/18/00                   Y
LSV Asset Management                          06/22/99                   Y
Sanford C. Bernstein & Co. LLC                06/22/99                   Y

LARGE CAP GROWTH FUND
Alliance Capital Management L.P.              06/22/99                   Y
McKinley Capital Management, Inc.
Montag and Caldwell Inc.                      03/12/02                   Y
Peregrine Capital Management, Inc.            12/07/00                   Y
Transamerica Investment Management, LLC       09/17/01                   Y

LARGE CAP INDEX FUND
Barclays Global Fund Advisors                 03/19/02                   Y

SMALL CAP FUND
Artisan Partners Limited Partnership          03/26/99                   Y
Chartwell Investment Partners                 08/18/00                   Y
David J. Green and Company, LLC               08/13/01                   Y
LSV Asset Management                          05/01/97                   Y
Mazama Capital Management, Inc.               12/13/99                   Y
McKinley Capital Management, Inc.             10/30/00                   Y
Nicholas-Applegate Capital
     Management                               06/14/96                   N
RS Investment Management                      09/30/98                   Y
Sawgrass Asset Management, LLC                03/30/99                   Y
Security Capital Research &
     Management, Inc.                         05/14/02                   Y
Sterling Capital Management LLC               12/08/00                   Y
Wall Street Associates                        06/14/96                   N
Wellington Management Company                 03/14/02                   Y

CORE FIXED INCOME FUND
BlackRock Advisors, Inc.                      06/14/96                   Y
Western Asset Management Company LLC          06/14/96                   Y
Metropolitan West Asset Management LLC        06/26/02                   Y

INTERNATIONAL EQUITY FUND
BlackRock International Ltd.                  12/13/99                   Y
Capital Guardian Trust Company                06/29/98                   Y
Jardine Fleming International
     Management, Inc.                         10/11/00                   Y
Martin Currie Inc.                            09/28/00                   Y
Morgan Stanley Investment
     Management, Inc.                         10/01/01                   Y
Oechsle International Advisors, LLC           06/22/99                   Y


4. TRANSACTIONS WITH AFFILIATES
The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission ("SEC"). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

Such commissions for the period ended November 30, 2002 are as follows ($000):

Large Cap Fund                                                             $626
Large Cap Value Fund                                                          5
Large Cap Growth Fund                                                       120
International Fund                                                          182
                                                                           ----
                                                                           $933
                                                                           ====
For the period ended November 30, 2002, the Funds paid commissions to affiliated broker-dealers as follows:
--------------------------------------------------------------------------------
Fund                                                                     Amount
--------------------------------------------------------------------------------
Large Cap Fund                                                         $304,912
Large Cap Value Fund                                                     27,085
Large Cap Growth Fund                                                    66,548
Small Cap Fund                                                           22,473
International Fund                                                      132,704
                                                                       --------
                                                                       $553,722
                                                                       ========
Certain officers and/or trustees of the Trust are also officers of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance of quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Manager.

The Funds also used the Distributor as an agent in placing repurchase agreements. For this service the Distributor retains a portion of the interest earned as a commission. Such commissions for the six months period ended November 30, 2002 are as follows:

Large Cap Fund                                              $ 23,707
Large Cap Value                                                2,664
Large Cap Growth Fund                                          4,464
Small Cap Fund                                                15,040
Core Fixed Income Fund                                        62,556
International Equity Fund                                      6,970
                                                            --------
                                                            $115,401
                                                            ========
LSV Asset Management (partially-owned subsidiary of SIMC) serves as the sub-adviser to the Large Cap, Large Cap Value and Small Cap Funds. For this service the LSV Asset Management is entitled to receive a fee from the SIMC. Such fees for the period ended November 30, 2002 are as follows:

Large Cap Fund                                              $181,037
Large Cap Value Fund                                          43,841
Small Cap Fund                                               243,894
                                                            --------
                                                            $468,772
                                                            ========

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002  73

NOTES TO FINANCIAL STATEMENTS

5. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the funds were as follows (Thousands):
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  LARGE CAP               LARGE CAP                LARGE CAP
                                      LARGE CAP FUND              VALUE FUND              GROWTH FUND               INDEX(4)
-----------------------------------------------------------------------------------------------------------------------------------
                                     6/1/02                    6/1/02                  6/1/02                 6/1/02
                                to 11/30/02       6/1/01  to 11/30/02     6/1/01  to 11/30/02     6/1/01  to 11/30/02     6/1/01
                                 (Unaudited)  to 5/31/02  (Unaudited) to 5/31/02  (Unaudited) to 5/31/02  (Unaudited) to 5/31/02
-----------------------------------------------------------------------------------------------------------------------------------
Class A:
     Shares Issued                   57,091       55,000        7,723     10,184(2)    31,448     17,918(2)     4,884(2)   4,306(2)
     In Lieu of Cash Distributions    1,387        2,253          395        723          168        131           34         --
     Shares Redeemed                (24,420)     (56,254)(1)   (2,874)    (3,379)      (3,036)    (5,420)        (193)       (51)
-----------------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions        34,058          999        5,244      7,528       28,580     12,629        4,725      4,255
-----------------------------------------------------------------------------------------------------------------------------------
   Class T:(3)
     Shares Issued                       --        9,748           --         --           --         --           --         --
     In Lieu of Cash Distributions       --           23           --         --           --         --           --         --
     Shares Redeemed                     --       (9,771)          --         --           --         --           --         --
-----------------------------------------------------------------------------------------------------------------------------------
   Total Class T Transactions            --           --           --         --           --         --           --         --
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Capital Shares    34,058          999        5,244      7,528       28,580     12,629        4,725      4,255
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                 CORE FIXED                   INTERNATIONAL
                                                 SMALL CAP FUND                  INCOME FUND                   EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                             6/1/02                          6/1/02                         6/1/02
                                        to 11/30/02          6/1/01     to 11/30/02         6/1/01     to 11/30/02        6/1/01
                                        (Unaudited)      to 5/31/02     (Unaudited)     to 5/31/02     (Unaudited)    to 5/31/02
-----------------------------------------------------------------------------------------------------------------------------------
Class A:
     Shares Issued                           11,086          35,619(2)       23,090         61,416          22,896        44,019
     In Lieu of Cash Distributions              269             689           5,540         17,397              --         1,473
     Shares Redeemed                         (4,365)        (14,169)        (38,534)       (52,868)        (14,226)      (23,927)
-----------------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                 6,990          22,139          (9,904)        25,945           8,670        21,565
-----------------------------------------------------------------------------------------------------------------------------------
   Class T:(3)
     Shares Issued                               33           4,596              --             --              --            --
     In Lieu of Cash Distributions               --               4              --             --              --            --
     Shares Redeemed                             --          (4,600)             --             --              --            --
-----------------------------------------------------------------------------------------------------------------------------------
   Total Class T Transactions                    33              --              --             --              --            --
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Capital Shares             7,023          22,139          (9,904)        25,945           8,670        21,565
-----------------------------------------------------------------------------------------------------------------------------------

(1)Includes redemptions as a result of in-kind transfers of securities (see note 10).
(2)Includes subscriptions as a result of in-kind transfers of securities (see note 10).
(3)Large Cap Fund Class T commenced operations December 14, 2001 and was fully liquidated on February 13, 2002. Small Cap Fund
   Class T commenced operations November 26, 2002..
(4)The Large Cap Index Fund commenced operations April 1, 2002.



--------------------------------------------------------------------------------
74  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002

6. INVESTMENT TRANSACTIONS
The cost of security purchases and proceeds from the sale of securities other than temporary cash investments during the period ended November 30, 2002, are as follows:
---------------------------------------------------------------------
                       U.S. Gov't           Other           Total
                      ($Thousands)   ($Thousands)    ($Thousands)
---------------------------------------------------------------------
LARGE CAP FUND
Purchases                      $--       $939,418       $939,418
Sales                           --        536,870        536,870

LARGE CAP VALUE FUND
Purchases                       --        113,659        113,659
Sales                           --         70,289         70,289

LARGE CAP GROWTH FUND
Purchases                       --        210,720        210,720
Sales                           --         68,744         68,744

LARGE CAP INDEX FUND*
Purchases                       --         39,336         39,336
Sales                           --          2,041          2,041

SMALL CAP FUND
Purchases                       --        418,849        418,849
Sales                           --        446,690        446,690

CORE FIXED INCOME FUND
Purchases                4,362,038        672,751      5,034,789
Sales                    4,605,021        655,242      5,260,263

INTERNATIONAL EQUITY FUND
Purchases                       --        410,441        410,441
Sales                           --        358,043        358,043

7. FEDERAL TAX INFORMATION
It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:
--------------------------------------------------------------------------------
                                                                     Total
                                                                   Capital
                                Expires    Expires  Expires Loss Carryover
                                   2010       2009     2008        5/31/02
                                  (000)      (000)    (000)          (000)
--------------------------------------------------------------------------------
Large Cap Fund                 $237,096    $    --      $--       $237,096
Large Cap Value Fund              1,109         --       --          1,109
Large Cap Growth Fund            56,504     12,799       --         69,303
Small Cap Fund                   22,043         --       --         22,043
International Equity Fund       170,329      3,669       --        173,998

The aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at November 30, 2002, were as follows:
--------------------------------------------------------------------------------
                                                                         Net
                                                                  Unrealized
                               Appreciated      Depreciated     Appreciation
                                Securities       Securities   (Depreciation)
                             ($ Thousands)    ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
Large Cap Fund                    $165,672       $(301,081)       $(135,409)
Large Cap Value Fund                17,464         (56,662)         (39,198)
Large Cap Growth Fund                9,257         (41,234)         (31,977)
Large Cap Index Fund                   606          (6,776)          (6,170)
Small Cap Fund                      86,197        (134,304)         (48,107)
Core Fixed Income Fund              68,998         (67,160)           1,838
International Equity Fund           48,541        (155,353)        (106,812)

8. CONCENTRATION OF RISKS
The International Equity Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

9. WRITTEN OPTIONS TRANSACTIONS
Written options transactions entered into during the period ended November 30, 2002 are summarized as follows:
--------------------------------------------------------------------------------
CORE FIXED INCOME FUND
--------------------------------------------------------------------------------
                                                                     Premium
                                         # of Contracts         ($Thousands)
--------------------------------------------------------------------------------
Balance at the beginning of period               1,181              $ 1,100
Written                                          6,476                6,266
Expired                                         (1,326)              (1,236)
Exercised                                           --                   --
Closing Buys                                    (4,313)              (3,345)
--------------------------------------------------------------------------------
Balance at end of period                         2,018              $ 2,785
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002  75

NOTES TO FINANCIAL STATEMENTS



10. IN-KIND TRANSFERS OF SECURITIES
During the six months period ended November 30, 2002, the Large Cap, Large Cap Value, Large Cap Growth and Large Cap Index Funds issued shares of beneficial interest in exchange for portfolio assets. The securities were transferred at their current value on the date of transaction.
--------------------------------------------------------------------------------
                                             Shares
                                             Issued              Value
--------------------------------------------------------------------------------
Large Cap Fund
      08/06/02                            2,675,093        $29,586,527
      08/12/02                              822,167          9,512,477
      08/19/02                               54,642            666,636
      11/01/02                              249,839          2,905,632
      11/22/02                              189,149          2,264,115
      11/26/02                              344,651          4,035,864
Large Cap Value Fund
      06/06/02                            1,305,341         13,183,944
Large Cap Growth Fund
      06/07/02                           15,944,664         80,839,446
Large Cap Index Fund
      11/26/02                            4,269,924         34,116,692

During the year ended May 31, 2002, the Large Cap, Large Cap Value, Large Cap Growth, Large Cap Index and Small Cap Funds issued (redeemed) shares of beneficial interest in exchange for portfolio assets. The securities were transferred at their current value on the date of transaction.
--------------------------------------------------------------------------------
                    Shares Issued
                       (Redeemed)             Value         Gain (Loss)
--------------------------------------------------------------------------------
Large Cap Fund
      11/26/01         (6,776,772)    $(100,160,684)      $(16,871,419)
      02/04/02            320,006         4,611,283                 --
      02/22/02             72,772         1,002,072                 --
      05/30/02            143,645         1,983,739                 --
      05/31/02            117,925         1,629,724                 --
Large Cap Value Fund
      11/07/01             87,039           881,701                 --
      01/03/02             47,559           497,470                 --
      02/20/02            166,078         1,662,442                 --
Large Cap Growth Fund
      11/07/01             21,406           124,581                 --
      01/03/02            588,293         3,606,239                 --
      02/20/02            117,465           648,406                 --
Large Cap Index Fund
      04/02/02          3,857,142        38,571,422                 --
Small Cap Fund
      06/18/01          1,881,265        24,400,003                 --
      07/16/01            557,030         7,319,378                 --

11. SECURITIES LENDING
Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. Although the risk of lending is mitigated by the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. The market value of securities on loan at November 30, 2002, the value of the collateral at November 30, 2002 and the income generated from securities lending during the period ended November 30, 2002, with respect to such loans were as follows:
--------------------------------------------------------------------------------

                                       Market Value       Market Value
                               of Securities Loaned      of Collateral
                                       ($Thousands)       ($Thousands)
--------------------------------------------------------------------------------
Large Cap Fund                             $222,860         $  232,464
Large Cap Value Fund                         34,482             35,965
Large Cap Growth Fund                        20,774             21,446
Small Cap Fund                              116,225            122,773
Core Fixed Income Fund                      396,534            407,979
International Equity Fund                    98,027            102,600




76  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2002

SEI INSTITUTIONAL INVESTMENTS TRUST SEMI-ANNUAL REPORT NOVEMBER 30, 2002




Robert A. Nesher, CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.
Rosemarie B. Greco


OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER

James R. Foggo
CONTROLLER AND CHIEF FINANCIAL OFFICER

Lydia Gavalis
VICE PRESIDENT, ASSISTANT SECRETARY

John C. Munch
VICE PRESIDENT, ASSISTANT SECRETARY

Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY

Robert S. Ludwig
VICE PRESIDENT, ASSISTANT SECRETARY

Timothy D. Barto
VICE PRESIDENT, ASSISTANT SECRETARY

Sherry Kajdan
VICE PRESIDENT, ASSISTANT SECRETARY

William E. Zitelli
VICE PRESIDENT, ASSISTANT SECRETARY

Christine McCullough
VICE PRESIDENT, ASSISTANT SECRETARY

Richard W. Grant
SECRETARY



INVESTMENT ADVISER
SEI Investments Management Corporation

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP



This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation
(FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)

[BACKGROUND GRAPHIC OMITTED]





[SEI INVESTMENTS LOGO OMITTED]



SEI Investments Distribution Co.

Oaks, PA 19456
1 800-DIAL-SEI (1 800 342 5734)



SEI-F-120 (11/02)